UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS INVESTMENT MANAGEMENT

3/31/10 Annual report

MFS® Municipal Series Trust

For the states of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

MSTA-ANN

MFS® Municipal Series Trust

Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 17, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS® Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	19.5%
Healthcare Revenue – Hospitals	16.9%
Universities – Colleges	16.8%
General Obligations – Schools	8.6%
State & Local Agencies	8.3%

Credit quality (a)(i)
AAA	5.8%
AA	46.3%
A	17.9%
BBB	13.1%
BB	6.2%
B	0.4%
Other	10.3%

Portfolio facts (i)
Average Duration (d)	9.4
Average Effective Maturity (m)	19.2 yrs.

MFS® Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – College	20.7%
Healthcare Revenue – Hospitals	12.7%
Water & Sewer Utility Revenue	12.2%
General Obligations – General Purpose	8.7%
Utilities – Municipal Owned	7.6%

Credit quality (a)(i)
AAA	13.4%
AA	37.5%
A	18.5%
BBB	23.1%
BB	0.4%
B	0.5%
CCC	0.6%
Other	6.0%

Portfolio facts (i)
Average Duration (d)	9.3
Average Effective Maturity (m)	18.3 yrs.

MFS® California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.3%
General Obligations – Schools	17.7%
State & Local Agencies	13.6%
Universities – Colleges	8.3%
Water & Sewer Utility Revenue	7.5%

Credit quality (a)(i)
AAA	3.1%
AA	30.9%
A	36.0%
BBB	24.2%
BB	1.2%
B	0.4%
C (o)	0.0%
Other	4.2%

Portfolio facts (i)
Average Duration (d)	10.3
Average Effective Maturity (m)	20.3 yrs.

(a)	Included in the rating categories are: debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings are shown in the S&P scale and are subject to change. Assets not included in the rated securities categories are included in the “Other” category and include treasury bond futures, unrated securities, cash and cash equivalents.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 3/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS® Florida Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.3%
Water & Sewer Utility Revenue	17.0%
General Obligations – Schools	7.8%
Universities – Colleges	6.9%
Airport & Port Revenue	6.9%

Credit quality (a)(i)
AAA	1.8%
AA	35.1%
A	28.3%
BBB	24.0%
BB	0.9%
B	0.4%
Other	9.5%

Portfolio facts (i)
Average Duration (d)	8.1
Average Effective Maturity (m)	16.6 yrs.

MFS® Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	21.4%
Water & Sewer Utility Revenue	19.0%
Healthcare Revenue – Hospitals	12.3%
State & Agency – Other	6.8%
Utilities – Municipal Owned	5.7%

Credit quality (a)(i)
AAA	8.8%
AA	44.6%
A	28.6%
BBB	13.3%
BB	1.1%
B	0.5%
Other	3.1%

Portfolio facts (i)
Average Duration (d)	9.5
Average Effective Maturity (m)	19.3 yrs.

MFS® Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	25.3%
General Obligations – General Purpose	12.1%
Universities – Colleges	11.5%
Water & Sewer Utility Revenue	7.6%
Single Family Housing – State	4.5%

Credit quality (a)(i)
AAA	12.2%
AA	24.1%
A	27.4%
BBB	25.8%
BB	5.3%
B	0.1%
Other	5.1%

Portfolio facts (i)
Average Duration (d)	9.4
Average Effective Maturity (m)	18.4 yrs.

(a)	Included in the rating categories are: debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings are shown in the S&P scale and are subject to change. Assets not included in the rated securities categories are included in the “Other” category and include treasury bond futures, unrated securities, cash and cash equivalents.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 3/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS® Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	22.4%
Healthcare Revenue – Hospitals	17.1%
Sales & Excise Tax Revenue	8.0%
General Obligations – General Purpose	7.4%
Water & Sewer Utility Revenue	6.3%

Credit quality (a)(i)
AAA	7.8%
AA	39.7%
A	25.5%
BBB	21.1%
BB	1.1%
B	0.5%
Other	4.3%

Portfolio facts (i)
Average Duration (d)	9.9
Average Effective Maturity (m)	19.2 yrs.

(a)	Included in the rating categories are: debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings are shown in the S&P scale and are subject to change. Assets not included in the rated securities categories are included in the “Other” category and include treasury bond futures, unrated securities, cash and cash equivalents.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 3/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

4

MANAGEMENT REVIEW

Summary of Results

During the reporting period, Class A shares of the Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts funds, at net asset value, all outperformed the Barclays Capital Municipal Bond Index. For detailed performance information, please see the Performance Summary section of this report.

Market Environment

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during the reporting period. Just prior to the beginning of the period, the fallout from a series of tumultuous financial events pushed global equity and credit markets to their lowest points during the crisis. Not only did Europe and Japan fall into very deep recessions, but an increasingly powerful engine of global growth – emerging markets – also contracted almost across the board. The subsequent recovery in global activity has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the early part of the reporting period, with the policy rate having been cut almost to 0%, the Fed continued to use its new lending facilities to alleviate ever-tightening credit markets. On the fiscal front, the U.S. Treasury designed and began implementing a massive fiscal stimulus package. As inflationary concerns diminished in the face of global deleveraging and equity and credit markets deteriorated more sharply, central banks around the world also cut interest rates dramatically. Early in the period, as several central banks had already approached their lower bound on policy rates, some central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity.

However, by the middle of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

The municipal bond market ended this twelve month period substantially stronger than where it began with high-grade and high-yield bond index prices sharply higher over the previous year. With low money market yields, mutual fund inflows were strong and consistent. Additionally, the Build America Bond program gained significant traction and effectively reduced new issue supply of municipals.

At the end of March, 2009, yields on AAA-rated municipals were 137% of comparable maturity U.S. Treasury yields. While well off from its highs of over 200%, this ratio rallied further throughout the trailing twelve months settling at 89% on March 31, 2010. Additionally, spreads between high-grade municipals and high-yield municipals continued to tighten throughout the year. The highest returns were generally in the lower-rated securities as investors looked broadly to add risk with little opportunity to execute that strategy in the primary market due to limited high yield supply.

Factors Affecting Performance

Allocation of credit quality was a major contributing factor to positive relative performance. For all funds except Georgia, a greater exposure to “BBB” rated (r) and below-investment-grade securities, and the resulting underweighted position in bonds rated higher than “BBB”, boosted relative results. Bonds within the lower-quality sectors outperformed higher-quality issues over the reporting period as investors appeared to be recovering their appetite for risk in an improving economy. The benchmark holds only investment-grade (“BBB” rated and above) securities. For the Georgia fund, it was an overweighted position in “AA” rated bonds that was the key factor that aided relative results.

The funds’ longer duration (d) relative to the benchmark also bolstered relative results as yields generally fell over the reporting period due, in part, to improved economic conditions, stronger cash flows into municipal bond funds, and lower traditional municipal issuance as a result of the higher issuance of tax credit Build America Bonds. The overall effect of the funds’ yield curve (y) positioning was also positive, despite negative effect from lesser exposure to bonds with maturities of 8 to 11 years for the Alabama, Arkansas, California, Georgia, and Maryland funds.

5

Management Review – continued

Among industry sectors, health care was a consistent positive contributor to relative performance across all funds. The education sector helped the California, Georgia, Maryland, and Massachusetts funds, and the credit-enhanced sector had a positive impact on the Alabama, Arkansas, and California funds. Several of the funds experienced a negative impact from their lower relative exposure to the tobacco sector. These included the Alabama, Arkansas, Georgia, Maryland, and Massachusetts funds. The California and Florida funds had a greater exposure to the tobacco sector and therefore benefited.

Respectfully,

Michael Dawson

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 3/31/10

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the Barclays Capital Municipal Bond Index, a market capitalization-weighted index that measures the performance of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS® Alabama Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Alabama Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/01/90	12.25%	4.18%	5.22%
B	9/07/93	11.31%	3.38%	4.42%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		6.91%	3.17%	4.70%
B With CDSC (Declining over six years from 4% to 0%) (x)		7.31%	3.04%	4.42%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

7

Performance Summary – continued

MFS® Arkansas Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Arkansas Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/03/92	10.17%	4.36%	5.22%
B	9/07/93	9.30%	3.57%	4.41%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		4.94%	3.35%	4.71%
B With CDSC (Declining over six years from 4% to 0%) (x)		5.30%	3.22%	4.41%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

8

Performance Summary – continued

MFS® California Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® California Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	6/18/85	13.11%	3.64%	4.99%
B	9/07/93	12.47%	2.90%	4.21%
C	1/03/94	12.27%	2.71%	4.06%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		7.74%	2.63%	4.48%
B With CDSC (Declining over six years from 4% to 0%) (x)		8.47%	2.56%	4.21%
C With CDSC (1% for 12 months) (x)		11.27%	2.71%	4.06%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

9

Performance Summary – continued

MFS® Florida Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Florida Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/03/92	12.58%	3.61%	4.98%
B	9/07/93	11.60%	2.82%	4.17%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		7.24%	2.61%	4.47%
B With CDSC (Declining over six years from 4% to 0%) (x)		7.60%	2.48%	4.17%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

10

Performance Summary – continued

MFS® Georgia Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Georgia Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	6/06/88	10.84%	4.02%	5.07%
B	9/07/93	10.08%	3.29%	4.32%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		5.57%	3.01%	4.56%
B With CDSC (Declining over six years from 4% to 0%) (x)		6.08%	2.95%	4.32%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

11

Performance Summary – continued

MFS® Maryland Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Maryland Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	12.49%	3.69%	4.85%
B	9/07/93	11.77%	3.00%	4.17%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		7.15%	2.69%	4.35%
B With CDSC (Declining over six years from 4% to 0%) (x)		7.77%	2.66%	4.17%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

12

Performance Summary – continued

MFS® Massachusetts Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Massachusetts Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	4/09/85	12.31%	4.40%	5.29%
B	9/07/93	11.45%	3.70%	4.62%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		6.97%	3.39%	4.78%
B With CDSC (Declining over six years from 4% to 0%) (x)		7.45%	3.36%	4.62%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

13

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, October 1, 2009 through March 31, 2010

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.93%	$1,000.00	$1,010.42	$4.66
	Hypothetical (h)	0.93%	$1,000.00	$1,020.29	$4.68
B	Actual	1.68%	$1,000.00	$1,005.70	$8.40
	Hypothetical (h)	1.68%	$1,000.00	$1,016.55	$8.45

MFS® ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.74%	$1,000.00	$1,010.36	$3.71
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
B	Actual	1.54%	$1,000.00	$1,006.29	$7.70
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

14

Expense Tables – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.69%	$1,000.00	$994.59	$3.43
	Hypothetical (h)	0.69%	$1,000.00	$1,021.49	$3.48
B	Actual	1.45%	$1,000.00	$992.63	$7.20
	Hypothetical (h)	1.45%	$1,000.00	$1,017.70	$7.29
C	Actual	1.59%	$1,000.00	$990.14	$7.89
	Hypothetical (h)	1.59%	$1,000.00	$1,017.00	$8.00

MFS® FLORIDA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.83%	$1,000.00	$1,008.02	$4.16
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
B	Actual	1.61%	$1,000.00	$1,004.15	$8.04
	Hypothetical (h)	1.61%	$1,000.00	$1,016.90	$8.10

MFS® GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	1.00%	$1,000.00	$1,005.47	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,019.95	$5.04
B	Actual	1.75%	$1,000.00	$1,001.71	$8.73
	Hypothetical (h)	1.75%	$1,000.00	$1,016.21	$8.80

MFS® MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.95%	$1,000.00	$1,007.58	$4.75
	Hypothetical (h)	0.95%	$1,000.00	$1,020.19	$4.78
B	Actual	1.70%	$1,000.00	$1,003.85	$8.49
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

15

Expense Tables – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.87%	$1,000.00	$1,005.42	$4.35
	Hypothetical (h)	0.87%	$1,000.00	$1,020.59	$4.38
B	Actual	1.62%	$1,000.00	$1,001.68	$8.08
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

16

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.3%
Alabama Port Authority Docks Facility, NATL, 5.25%, 2011 (c)	$1,000,000	$1,061,160

General Obligations - General Purpose - 7.4%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,094,830
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	658,359
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	176,589
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	316,187
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	260,232
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,072,158
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,016,230
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	299,088
State of California, 6%, 2039	550,000	580,272
Tuscaloosa, AL, “A”, 5.125%, 2039	750,000	765,023
		$6,238,968
General Obligations - Improvement - 3.2%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,019,910
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	847,413
Guam Government, “A”, 6.75%, 2029	260,000	276,994
Guam Government, “A”, 7%, 2039	60,000	64,328
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	525,875
		$2,734,520
General Obligations - Schools - 8.5%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,047,220
Huntsville, AL, School Warrants “B”, 5%, 2029	500,000	536,475
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,666,560
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	913,713
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,039,030
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	970,860
		$7,173,858
Healthcare Revenue - Hospitals - 16.7%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$209,280
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	752,055
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,502,280

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	$750,000	$772,057
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	445,820
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	700,000	601,510
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	807,345
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	308,694
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,006,700
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	823,287
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,121,704
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	264,657
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), NATL, 5.75%, 2014	1,000,000	1,000,370
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	253,679
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,065,426
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	489,115
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	458,415
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	375,069
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	445,000	442,459
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	516,430
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	543,274
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	340,000	312,178
		$14,071,804

17

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Metals - 0.6%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2010 (c)	$500,000	$502,130

Industrial Revenue - Other - 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$421,532

Industrial Revenue - Paper - 2.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$183,418
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	578,775
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	750,000	682,013
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	506,435
		$1,950,641
Miscellaneous Revenue - Other - 0.2%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$200,000	$206,548

Multi-Family Housing Revenue - 2.2%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$890,000	$890,979
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	988,003
		$1,878,982
Sales & Excise Tax Revenue - 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$400,000	$396,512

Single Family Housing - State - 1.3%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$30,000	$30,194
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	670,000	690,375
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	345,000	346,032
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	30,000	30,194
		$1,096,795

Issuer	Shares/Par	Value ($)

State & Local Agencies - 8.3%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,548,966
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	1,000,000	1,037,170
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,109,120
Alabama Public School & College Authority Rev., “A”, 5%, 2029	1,000,000	1,042,920
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	500,000	518,730
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	152,871
Mobile, AL, Public Educational Building Authority Rev., “A”, ASSD GTY, 5%, 2033	1,500,000	1,546,335
		$6,956,112
Tax - Other - 0.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$98,283
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	30,727
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	235,000	241,843
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	63,419
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	65,292
		$499,564
Universities - Colleges - 16.6%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,329,627
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	1,044,220
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,083,760
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,032,450
Auburn University, General Fee Rev., AGM, 5%, 2038 (f)	2,000,000	2,066,640
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	558,151
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,025,580
Troy University, Facilities Rev., “A”, ASSD GTY, 4.5%, 2028	1,000,000	981,450
University of Alabama, Birmingham Hospital Rev., “A”, NATL, 5%, 2041	1,650,000	1,595,666
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,016,710
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,026,390
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,045,370

18

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of South Alabama, University Rev., BHAC, 5%, 2038	$150,000	$156,737
		$13,962,751
Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$70,000	$77,955

Utilities - Municipal Owned - 6.6%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,032,220
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	3,504,270
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	145,206
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	450,000	491,841
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	400,044
		$5,573,581
Utilities - Other - 1.6%
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	$1,000,000	$1,050,990
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	300,463
		$1,351,453
Water & Sewer Utility Revenue - 19.2%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$731,626
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,023,000
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,001,450
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	750,000	719,797
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	1,500,000	1,501,710

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	$1,000,000	$1,015,560
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,377,094
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	390,636
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 5%, 2040	1,190,000	1,212,479
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	778,560
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	411,116
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,065,320
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	185,000	220,674
Huntsville, AL, Water System Rev., AGM, 5%, 2033	1,000,000	1,053,550
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2024	1,000,000	1,056,850
Phenix City, AL, Water & Sewer Rev., “A”, ASSD GTY, 5%, 2034	1,000,000	1,006,630
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	635,000	634,956
		$16,201,008
Total Municipal Bonds (Identified Cost, $80,119,368)		$82,355,874

Money Market Funds (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	583,601	$583,601
Total Investments (Identified Cost, $80,702,969)		$82,939,475

Other Assets, Less Liabilities - 1.6%		1,379,399
Net Assets - 100.0%		$84,318,874

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	9	$1,045,125	Jun-10	$1,023
U.S. Treasury Note 10 yr (Short)	USD	9	1,046,250	Jun-10	3,675

					$4,698

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.4%
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	$800,000	$800,432

General Obligations - General Purpose - 8.6%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,472,423
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	912,714
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	328,652
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	580,541
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	6,000,000	6,070,380
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	361,784
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	529,055
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	526,400
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,975,060
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	422,522
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	467,586
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,232,799
State of California, 6%, 2039	1,160,000	1,223,846
		$16,103,762
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$548,660
Guam Government, “A”, 5.25%, 2037	255,000	219,558
Guam Government, “A”, 7%, 2039	65,000	69,689
		$837,907
General Obligations - Schools - 7.3%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,163,748
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	946,840
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	1,055,309
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	972,763
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,904,096
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,504,935
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,419,992

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Pine Bluff, AR, School District Construction, NATL, 4.75%, 2033	$565,000	$565,141
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,026,200
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	937,113
Van Buren, AR, School District No. 42, ST AID, 4.5%, 2031	375,000	368,498
Van Buren, AR, School District No. 42, ST AID, 4.625%, 2033	745,000	736,164
		$13,600,799
Healthcare Revenue - Hospitals - 12.6%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$3,735,000	$3,909,275
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	725,055
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	964,370
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	768,848
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), AGM, 5.25%, 2045	1,500,000	1,476,195
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	407,005
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	555,000	561,294
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	789,863
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	172,174
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	529,314
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,121,434
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,016,400
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	275,000	283,987
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	540,253
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	388,546
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	449,922

20

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$110,000	$108,008
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,105,000	1,066,878
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	359,864
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	492,269
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	503,570
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	728,422
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	790,418
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	375,000	392,434
Sebastian County, AR, Health Facilities Board Hospital Rev., “A”, 5.25%, 2021	1,000,000	1,077,660
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	850,000	845,147
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	926,290
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,065,032
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	675,000	619,765
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	450,000	443,052
		$23,522,744
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$334,243

Industrial Revenue - Paper - 0.4%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$253,845
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	238,160
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	303,648
		$795,653
Multi-Family Housing Revenue - 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,009,410

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - 2.9%
Bentonville, AR, Sales & Use Tax, N, AMBAC, 4.375%, 2025	$1,000,000	$961,160
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,146,150
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	9,770,000	495,828
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,001,193
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,759,566
		$5,363,897
Single Family Housing - Local - 4.3%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,379,960
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	416	418
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,447,858
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., NATL, 7.5%, 2010 (c)	1,250,000	1,285,125
		$8,113,361
Single Family Housing - State - 6.4%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$160,000	$156,888
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	90,000	90,280
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,562,933
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,155,000	1,183,309
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	652,789
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	200,000	199,982
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	860,000	834,415
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,550,000	1,548,373
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	446,477
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	3,000,000	3,200,460
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,097,040

21

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	$1,080,000	$1,051,034
		$12,023,980
State & Local Agencies - 5.3%
Arkansas Development Finance Authority Rev., AGM, 5%, 2034	$1,000,000	$1,028,990
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	1,185,000	1,347,262
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	505,960
Arkansas Development Finance Authority Rev., Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	176,990
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,551,625
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,341,116
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	285,000	284,997
Farmington, AR, School District No. 6, 4.6%, 2033	635,000	642,626
		$9,879,566
Tax - Other - 4.1%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$2,000,000	$2,177,860
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	490,000	506,934
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	66,575
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,790,000	3,178,480
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	785,517
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	505,000	519,706
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	131,715
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	137,216
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	135,606
		$7,639,609
Tobacco - 1.1%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$930,320
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	840,815
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	255,368
		$2,026,503

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority, “B”, NATL, 5.875%, 2010 (c)	$2,000,000	$2,046,720
Commonwealth of Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	751,718
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	489,976
		$3,288,414
Universities - Colleges - 20.4%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	$1,000,000	$991,230
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	1,240,000	1,260,646
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	544,930
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,595,000	2,644,720
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	985,820
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	761,115
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,672,378
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	516,285
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	937,718
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4.75%, 2034	1,000,000	1,040,610
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	790,568
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,062,970
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,052,630
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,596,858
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,482,317
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,293,404
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,310,720
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,261,607
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,563,475
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,052,680
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,123,600
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,609,325

22

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of California Rev., “J”, AGM, 4.5%, 2035	$1,500,000	$1,436,790
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,100,605
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,016,771
		$38,109,772
Utilities - Investor Owned - 0.9%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$1,014,950
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	758,078
		$1,773,028
Utilities - Municipal Owned - 7.5%
Benton, AR, Public Utility Revenue, AMBAC, 5%, 2031	$1,500,000	$1,450,185
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	470,000	459,975
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	941,340
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	945,000	991,475
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	730,000	802,672
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	273,658
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2010	455,000	460,283
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	6,000,000	6,710,220
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,026,370
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	472,233
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	429,123
		$14,017,534
Utilities - Other - 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$302,805
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	155,694
		$458,499

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 12.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$1,200,000	$1,233,343
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,065,320
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	375,000	447,311
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032 (f)	2,000,000	2,082,760
Fort Smith, AR, Water & Sewer Rev., “C”, AGM, 5.25%, 2020	1,315,000	1,362,353
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,255,061
King County, WA, Sewer Rev., 5%, 2038	1,625,000	1,682,850
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	810,653
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,096,970
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	721,935
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,769,933
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,535,000	1,622,556
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	791,415
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,013,190
South Blount County, TN, Utility District Waterworks Rev., AGM, 5.25%, 2039	925,000	985,495
South Sebastian County, AR, Water Refunding Rev., NATL, 5%, 2038	1,000,000	964,810
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	1,250,000	1,260,225
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,324,907
		$22,491,087
Total Municipal Bonds (Identified Cost, $176,723,558)		$182,190,200

Money Market Funds (v) - 2.8%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	5,133,873	$5,133,873
Total Investments (Identified Cost, $181,857,431)		$187,324,073

Other Assets, Less Liabilities - (0.1)%		(100,865)
Net Assets - 100.0%		$187,223,208

23

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$1,976,250	Jun-10	$6,940

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 3.1%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,540,845
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,318,567
Port of Oakland, CA, “A”, NATL, 5%, 2026	2,955,000	2,762,482
Port of Oakland, CA, “K”, FGIC, 5.75%, 2010 (c)	35,000	35,121
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (b)	1,730,000	1,736,124
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,452,987
		$11,846,126
General Obligations - General Purpose - 3.8%
State of California, 5%, 2034	$2,200,000	$2,056,076
State of California, 6%, 2039	3,000,000	3,165,120
State of California, 5.5%, 2040	4,000,000	3,988,120
State of California, AMBAC, 6.3%, 2010	3,000,000	3,065,430
State of California, AMBAC, 7%, 2010	2,000,000	2,059,440
		$14,334,186
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$85,000	$90,556
Guam Government, “A”, 5.25%, 2037	815,000	701,723
Guam Government, “A”, 7%, 2039	95,000	101,853
		$894,132
General Obligations - Schools - 17.5%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,406,692
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	4,335,000	1,551,453
Butte Glenn Community College District, “A”, NATL, 5%, 2026	1,885,000	1,924,133
Cabrillo, CA, Community College District Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	349,600
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,210,146
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	4,900,000	4,968,551
Chaffey, CA, Union High School District, “C”, AGM, 5%, 2027	1,000,000	1,027,420
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,218,588
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	230,440
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	637,140
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,315,776
Desert, CA, Community College District, “C”, AGM, 5%, 2037	3,500,000	3,512,530
El Monte, CA, Union High School District, Election of 2008. “A”, ASSD GTY, 5.5%, 2034	2,000,000	2,087,520

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Escondido, CA, Union High School District (Election of 2008), “A”, ASSD GTY, 0%, 2034	$1,000,000	$555,170
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,859,400
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	662,115
Glendale, CA, Community College District, Election 2002, “D”, NATL, 5%, 2031	2,710,000	2,753,875
Little Lake, CA, City School District, “A”, AGM, 6.125%, 2010 (c)	1,035,000	1,059,405
Long Beach, CA, Community College District, Election of 2008, Capital Appreciation, “A”, AGM, 0%, 2028	1,375,000	472,643
Los Angeles, CA, Unified School District, “B”, AMBAC, 4.5%, 2031	3,325,000	3,074,461
Los Angeles, CA, Unified School District, “D”, 5%, 2034	2,000,000	2,021,980
Los Angeles, CA, Unified School District, “KRY”, 5.25%, 2023	4,485,000	4,888,829
Menlo Park, CA, City School District, Capital Appreciation (Election of 2006), 0%, 2041	7,080,000	1,019,591
Menlo Park, CA, City School District, Capital Appreciation (Election of 2006), 0%, 2044	5,000,000	1,767,600
Moorpark, CA, Unified School District, Election of 2008, “A”, ASSD GTY, 0%, 2033	3,000,000	671,970
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	492,782
Napa Valley, CA, Unified School District, Election of 2006, “A”, 0%, 2029	3,385,000	1,092,509
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,402,944
Oceanside, CA, Union School District, ASSD GTY, 0%, 2031	3,210,000	876,940
Oceanside, CA, Union School District, Election of 2000, “C”, NATL, 5.25%, 2032	1,940,000	1,960,079
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	1,033,974
Sacramento, CA, City Unified School District, AGM, 0%, 2025	5,510,000	2,218,822
San Diego, CA, Community College (Election 2002), 5.25%, 2033	875,000	916,983
San Diego, CA, Unified School District (Election of 1998), AGM, 5.25%, 2028	1,200,000	1,349,496
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,016,448
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	2,108,680
Santa Clara, CA, Unified School District, FGIC, 5.5%, 2019	2,210,000	2,259,393
Santa Monica, CA (Community College District, 2002 Election), “C”, NATL, 0%, 2027	2,000,000	728,120

25

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, NATL, 0%, 2039	$1,315,000	$210,347
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, NATL, 0%, 2040	1,400,000	209,132
Shasta, CA, Union High School District, Election 2001, NATL, 0%, 2027	2,020,000	707,182
Walnut Valley, CA, Union School District, Election of 2000, “E”, AGM, 0%, 2028	1,535,000	513,289
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,037,320
West Contra Costa, CA, Unified School District, Election of 2005, Capital Appreciation, “C”, ASSD GTY, 0%, 2029	1,690,000	492,043
		$65,873,511
Healthcare Revenue - Hospitals - 18.0%
ABAG Finance Authority for Nonprofit Corp. Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,012,120
ABAG Finance Authority for Nonprofit Corp. Rev. (Sharp Healthcare), 6.25%, 2039	1,000,000	1,057,760
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,601,730
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,036,280
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	996,470
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2039	2,835,000	2,680,691
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,117,980
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,041,230
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,681,575
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,947,628
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2036	1,000,000	969,630
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	1,000,000	1,039,100
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,714,130
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,624,245
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,736,580

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	$1,000,000	$883,350
California Statewide Communities Development Authority Rev., 5%, 2035	3,300,000	3,032,898
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,000,000	938,800
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,064,120
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,015,990
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CALHF, 5%, 2018	2,000,000	2,002,440
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2027	2,000,000	1,950,220
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	937,800
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	2,007,980
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	4,010,400
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,930,000	1,981,994
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.625%, 2042	2,000,000	2,003,120
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,791,170
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,745,500
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,557,540
California Valley Health Systems, COP, 6.875%, 2023 (d)	385,000	192,500
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,052,920
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	1,000,000	963,770
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,000,000	2,058,040
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,794,300

26

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	$2,600,000	$2,581,488
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	919,910
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,038,240
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	1,004,560
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,035,300
		$67,821,499
Healthcare Revenue - Long Term Care - 1.9%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas), 6%, 2037	$2,615,000	$2,611,339
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	1,000,000	990,790
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,466,430
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	817,160
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	960,250
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	385,000	381,801
		$7,227,770
Industrial Revenue - Environmental Services - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$2,002,580
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,265,913
		$3,268,493
Industrial Revenue - Other - 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$931,070
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	957,830
		$1,888,900
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$731,408

Miscellaneous Revenue - Other - 1.7%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,064,386
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,338,124

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	$1,000,000	$813,430
		$6,215,940
Parking - 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,052,340

Sales & Excise Tax Revenue - 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,770,000	$1,856,659

Single Family Housing - Local - 0.1%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$10,000	$10,532
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,889
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	160,000	160,771
		$192,192
Single Family Housing - State - 2.4%
California Housing Finance Agency Rev., Housing Project, “A”, 4.95%, 2036	$3,400,000	$2,767,260
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, AGM, 0%, 2019	750,000	435,750
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	3,290,000	1,057,505
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,267,290
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,561,610
		$9,089,415
Solid Waste Revenue - 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, LOC, 5.125%, 2014	$825,000	$825,891
South Bayside Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 6.25%, 2029	2,000,000	2,134,580
		$2,960,471
State & Agency - Other - 1.1%
Pasadena, CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,225,000	$2,487,661
Sacramento County, CA, COP (Capital Projects), AMBAC, 5.75%, 2018	1,500,000	1,516,365
		$4,004,026
State & Local Agencies - 13.4%
Banning, CA, COP, Water Systems Improvement Project, AMBAC, ETM, 8%, 2019 (c)	$725,000	$889,568
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	1,000,000	864,800

27

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	$2,500,000	$2,370,875
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,000,000	1,999,980
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,120,150
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,567,739
California Public Works Broad Lease Rev., 6.25%, 2034	1,500,000	1,547,805
California Public Works Broad Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,073,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.919%, 2037	2,320,000	1,645,785
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,667,941
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 0% to 2010, 4.55% to 2022	3,000,000	2,769,390
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	4,719,055
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,776,220
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,039,960
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	2,610,000	2,763,546
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	3,486,772
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	1,095,000	1,113,429
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,664,414
San Diego, CA, Regional Building Authority Lease Rev. (County Operations Center & Annex), “A”, 5.375%, 2036	3,000,000	3,085,680
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,934,402
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	2,137,515
		$50,238,026
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$460,379
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	148,513
		$608,892
Tax Assessment - 4.9%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,226,141

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	$3,350,000	$3,351,675
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Centeral Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,741,163
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,003,150
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,654,862
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,253,562
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,342,654
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,048,920
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,041,710
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, NATL, 0%, 2026	4,720,000	1,599,136
		$18,262,973
Tobacco - 3.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	$2,645,000	$3,073,649
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,470,000	2,730,239
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	5,633,920
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	5,000,000	463,650
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	5,000,000	501,400
		$12,402,858
Toll Roads - 0.1%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$489,765

Universities - Colleges - 8.1%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,585,830
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	944,012
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	1,956,780

28

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
California Educational Facilities Authority Rev. (Loyola Marymount University), “A”, 5.125%, 2040	$1,500,000	$1,487,415
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,326,225
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	1,000,000	1,005,310
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,121,080
California Educational Facilities Authority Rev. (Santa Clara University), “A”, NATL, 5%, 2027	1,340,000	1,363,450
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	614,383
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,016,127
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,365,435
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,285,885
California Educational Facilities Authority Rev. (University of The Pacific), 5.5%, 2039	1,800,000	1,845,684
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	170,000	173,296
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,060,480
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,517,310
California State University Rev., “A”, 5.25%, 2034	2,400,000	2,469,672
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	856,280
University of California Rev., “J”, AGM, 4.5%, 2035 (f)	3,800,000	3,639,868
		$30,634,522
Universities - Dormitories - 1.0%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,607,380
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,012,080
		$3,619,460
Universities - Secondary Schools - 1.3%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,260,350
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,111,520
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	915,000	866,587
Los Angeles, CA, COP, 5.7%, 2018	1,600,000	1,606,016
		$4,844,473

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 0.6%
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	$2,500,000	$2,408,425

Utilities - Municipal Owned - 3.6%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	$3,755,000	$3,956,418
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	3,174,360
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	888,765
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,716,493
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,119,380
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	802,504
Virgin Islands Water & Power Authority, Electric System Rev., 5.125%, 2013	1,000,000	1,008,070
		$13,665,990
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$1,988,053
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,393,427
		$4,381,480
Water & Sewer Utility Revenue - 7.4%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,160,438
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,243,468
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	22,111
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029	1,980,000	2,035,301
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	23,156
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,109,964
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, AGM, 5%, 2037	4,000,000	3,751,520
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,883,288
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	1,945,080
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,710,320
Sacramento County, CA, Sanitation District, Financing Authority Rev., NATL, 5%, 2035	960,000	973,805
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	368,018

29

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
San Diego, CA, Public Facilities Financing Authority Water Rev., “A”, 5.25%, 2038	$1,500,000	$1,550,940
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	2,740,000	2,739,808
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,724,260
Woodland, CA, Financing Authority Wastewater Rev., 5%, 2033	1,750,000	1,712,550
		$27,954,027
Total Municipal Bonds (Identified Cost, $373,740,784)		$368,767,959

Money Market Funds (v) - 1.5%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	5,620,967	$5,620,967
Total Investments (Identified Cost, $379,361,751)		$374,388,926

Other Assets, Less Liabilities - 0.4%		1,380,340
Net Assets - 100.0%		$375,769,266

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	81	$9,406,125	Jun-10	$9,209
U.S. Treasury Note 10 yr (Short)	USD	35	4,068,750	Jun-10	14,289

					$23,498

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

30

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 6.7%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$1,005,130
Lee County, FL, Airport Rev., “A”, AGM, 5.875%, 2018	1,000,000	1,024,008
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, AGM, 5%, 2041	1,000,000	987,490
Pensacola, FL, Airport Rev., “B”, NATL, 5.625%, 2014	375,000	375,596
		$3,392,224
General Obligations - General Purpose - 4.1%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), NATL, 5.5%, 2020	$1,000,000	$1,000,460
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,095,860
		$2,096,320
General Obligations - Schools - 7.6%
Florida Board of Education, Capital Outlay, 9.125%, 2014 (f)	$2,075,000	$2,312,505
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	501,440
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,017,550
		$3,831,495
Healthcare Revenue - Hospitals - 21.9%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$410,000	$410,820
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	105,000	107,151
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019	1,000,000	1,052,130
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	269,469
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	121,985
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,016,350
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	479,300
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	693,825
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	291,970

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	$500,000	$513,885
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	251,515
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	30,000	29,457
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	320,000	308,960
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	225,000	228,083
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	512,730
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	960,240
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	561,680
South Broward, FL, Hospital District Rev., 5%, 2036	1,015,000	1,017,639
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	492,865
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	265,000	263,487
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	70,000	75,709
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	302,841
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	625,000	625,106
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	320,000	344,253
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	130,000	127,993
		$11,059,443
Healthcare Revenue - Long Term Care - 0.6%
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$215,045
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	112,536
		$327,581
Human Services - 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$302,721

31

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Chemicals - 1.4%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$507,430
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	195,626
		$703,056
Industrial Revenue - Environmental Services - 0.6%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$300,000	$310,782

Industrial Revenue - Other - 1.3%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$163,200
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	502,190
		$665,390
Industrial Revenue - Paper - 1.1%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$552,705

Miscellaneous Revenue - Other - 1.3%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$120,000	$94,615
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	420,720
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	169,028
		$684,363
Multi-Family Housing Revenue - 2.7%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$500,000	$471,845
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	830,000	828,846
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), AGM, 4.3%, 2012	60,000	61,112
		$1,361,803
Sales & Excise Tax Revenue - 3.9%
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	$1,000,000	$1,015,940
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	490,000	110,750
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	830,860
		$1,957,550
Single Family Housing - Local - 0.8%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$24,000	$25,741

Issuer	Shares/Par	Value ($)

Single Family Housing - Local - continued
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	$20,000	$20,484
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	30,000	30,110
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	320,000	322,778
		$399,113
Single Family Housing - State - 1.5%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$795,000	$754,344

Solid Waste Revenue - 1.0%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$200,142
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	312,597
		$512,739
State & Local Agencies - 3.2%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$80,000	$79,999
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	1,000,000	1,040,730
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	495,925
		$1,616,654
Tax - Other - 0.3%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$132,178

Tax Assessment - 2.7%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$180,000	$133,043
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	185,000	132,331
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	130,000	85,730
Concorde Estates Community Development District, FL, “B”, 5%, 2011 (d)	180,000	67,500
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	125,000	106,008
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	15,000	14,766
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (a)	85,000	51,003
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	80,000	74,664
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	200,000	64,076

32

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	$100,000	$90,365
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	85,000	77,126
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	35,000	33,506
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	75,000	54,125
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	54,593
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	143,510
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	125,000	105,073
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	155,000	57,835
		$1,345,254
Tobacco - 2.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$500,000	$421,185
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,050,000	761,954
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	232,130
		$1,415,269
Universities - Colleges - 6.8%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$613,062
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,208,747
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	565,670
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,040,480
		$3,427,959

Issuer	Shares/Par	Value ($)

Universities - Dormitories - 1.9%
Florida Finance Authority, Capital Loan Projects Rev., “F”, NATL, 5.125%, 2021	$1,000,000	$951,200

Utilities - Investor Owned - 1.1%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$553,670

Utilities - Municipal Owned - 4.3%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$449,292
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	998,680
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	726,134
		$2,174,106
Water & Sewer Utility Revenue - 16.6%
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	$1,000,000	$1,030,060
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	1,500,000	1,534,620
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	1,017,250
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,001,980
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,037,440
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	505,000	512,873
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,115,000	2,153,979
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	125,000	129,635
		$8,417,837
Total Municipal Bonds (Identified Cost, $49,206,408)		$48,945,756

Money Market Funds (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	686,491	$686,491
Total Investments (Identified Cost, $49,892,899)		$49,632,247

Other Assets, Less Liabilities - 1.8%		931,277
Net Assets - 100.0%		$50,563,524

33

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	8	$929,000	Jun-10	$910
U.S. Treasury Note 10 yr (Short)	USD	5	581,250	Jun-10	2,041

					$2,951

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

34

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.2%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$758,767
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	747,877
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,014,690
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	325,699
		$2,847,033
General Obligations - General Purpose - 4.1%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$518,640
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	515,985
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,028,280
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	236,376
State of California, 6%, 2039	420,000	443,117
		$2,742,398
General Obligations - Improvement - 0.5%
Guam Government, “A”, 6.75%, 2029	$185,000	$197,092
Guam Government, “A”, 5.25%, 2037	100,000	86,101
Guam Government, “A”, 7%, 2039	25,000	26,804
		$309,997
General Obligations - Schools - 1.7%
Fayette County, GA, School District Rev., AGM, 0% to 2010, 4.9% to 2024	$575,000	$584,085
Fulton County, GA, School District, 6.375%, 2010	570,000	572,423
		$1,156,508
Healthcare Revenue - Hospitals - 12.1%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$770,228
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	355,362
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	182,424
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	549,485
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	771,045
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	155,000	150,204

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Healthcare), “A”, 5.25%, 2034	$500,000	$477,810
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	333,966
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	478,980
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	65,831
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	207,574
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	198,258
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	132,794
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	39,276
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	400,000	386,200
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	131,781
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	180,833
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	742,793
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	315,000	313,201
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	110,000	115,940
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	501,730
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	221,302
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	414,179
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	260,000	238,724
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	165,000	162,452
		$8,122,372

35

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - 0.9%
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	$150,000	$109,968
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	150,000	131,576
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	202,460
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	156,650
		$600,654
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$536,720

Industrial Revenue - Other - 1.4%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$756,727
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	159,638
		$916,365
Industrial Revenue - Paper - 1.2%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$144,766
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	133,722
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	545,055
		$823,543
Multi-Family Housing Revenue - 2.1%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FRN, FNMA, 5%, 2032 (b)	$495,000	$486,813
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	901,728
		$1,388,541
Sales & Excise Tax Revenue - 2.9%
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037 (f)	$1,500,000	$1,556,100
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	277,558
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	650,000	146,913
		$1,980,571

Issuer	Shares/Par	Value ($)

Single Family Housing - State - 5.4%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,001,950
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	530,000	531,447
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	825,000	844,883
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	756,240
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	503,825
		$3,638,345
State & Agency - Other - 6.7%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$954,830
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	167,465
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,041,820
Georgia Association of County Commissioners, Leasing Program (Public Purpose Project), COP, AMBAC, 5.625%, 2010 (c)	335,000	342,584
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	1,979,540
		$4,486,239
State & Local Agencies - 3.8%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$105,000	$104,999
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	769,451
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	1,000,000	1,044,220
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, SYNCORA, 5%, 2029	500,000	511,050
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	121,242
		$2,550,962
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$77,592
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,606
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	302,912
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	180,000	185,242
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	48,784
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	50,225
		$690,361

36

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$137,899
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	106,937
		$244,836
Tobacco - 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$82,714
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	90,000	75,813
		$158,527
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$204,419

Universities - Colleges - 21.1%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$528,325
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	250,000	219,552
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	205,767
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	514,235
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	510,465
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	496,185
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	481,385
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	498,495
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,101,460
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	515,085
Dekalb Newton & Gwinnett Counties Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	547,425
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,026,775
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	270,576
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), SYNCORA, 5%, 2032	500,000	515,735

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	$1,000,000	$1,015,770
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	257,867
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	324,966
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	436,373
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	95,124
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	555,000	656,149
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	310,162
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	542,370
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5%, 2038	1,000,000	1,041,730
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5.25%, 2039	500,000	534,005
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	512,910
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	1,019,700
		$14,178,591
Universities - Dormitories - 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$491,985

Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$160,000	$178,184

Utilities - Municipal Owned - 5.6%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,434,238
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	329,865
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	111,697
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,085,950
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	429,123
Summerville, GA, Public Utility Rev., 5.75%, 2012 (c)	350,000	382,424
		$3,773,297
Utilities - Other - 1.1%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	$250,000	$254,868

37

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Other - continued
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	$250,000	$253,188
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	229,167
		$737,223
Water & Sewer Utility Revenue - 18.7%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$548,935
Atlanta, GA, Water & Wastewater Rev., AGM, 5%, 2037	870,000	877,386
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,029,740
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	862,136
Cherokee County, GA, Water & Sewer Authority Rev., AGM, 5%, 2035	1,000,000	1,039,240
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,014,150
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	474,296
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,032,660
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	145,000	172,960

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Fairburn, GA, Combined Utility Rev., 5.75%, 2010 (c)	$500,000	$518,095
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	1,830,000	2,032,288
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,166,680
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), AGM, 5%, 2038	750,000	779,453
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), AGM, 5%, 2038	1,000,000	1,031,920
		$12,579,939
Total Municipal Bonds (Identified Cost, $63,375,213)		$65,337,610

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	1,465,795	$1,465,795
Total Investments (Identified Cost, $64,841,008)		$66,803,405

Other Assets, Less Liabilities - 0.6%		372,064
Net Assets - 100.0%		$67,175,469

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$813,750	Jun-10	$2,858
U.S. Treasury Bond 30 yr (Short)	USD	6	696,750	Jun-10	682

					$3,540

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

38

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.5%
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	$550,000	$558,404

General Obligations - General Purpose - 11.9%
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	$1,050,000	$1,145,004
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	255,073
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	430,222
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	2,329,814
Maryland State & Local Facilities, 5%, 2020	3,500,000	3,954,335
Maryland State & Local Facilities, “C”, 5%, 2019 (f)	2,000,000	2,330,560
Maryland State, “B”, 5%, 2018	2,000,000	2,320,720
State of California, 6%, 2039	720,000	759,629
		$13,525,357
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$70,000	$74,575
Guam Government, “A”, 7%, 2039	80,000	85,771
		$160,346
Healthcare Revenue - Hospitals - 25.0%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$260,000	$251,956
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	358,065
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	830,000	857,871
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	565,604
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	612,659
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	504,960
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,138,410
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	968,120
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,013,080
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,017,010

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2010 (c)	$755,000	$769,156
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	248,352
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	622,388
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	906,120
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	755,670
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	745,553
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	954,568
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	553,644
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	2,000,000	2,035,540
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	812,000
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	707,910
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	512,230
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	981,290
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,079,280
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,009,820
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	484,205
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.625%, 2010 (c)	890,000	908,548
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	1,004,620

39

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	$500,000	$487,615
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	483,810
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.132%, 2022 (p)	1,300,000	1,541,202
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	63,823
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	685,000	661,368
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	505,850
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	486,576
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	445,224
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	575,000	571,717
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	210,800
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	470,000	474,263
		$28,310,877
Healthcare Revenue - Long Term Care - 1.0%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$343,188
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	231,081
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	209,160
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	171,836
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	54,996
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	85,025
		$1,095,286
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$230,000	$232,139

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Other - continued
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	$565,000	$528,897
		$761,036
Industrial Revenue - Chemicals - 1.4%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales (Dupont), “B”, 6.5%, 2011	$1,500,000	$1,554,885

Industrial Revenue - Environmental Services - 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$694,637

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$374,153

Miscellaneous Revenue - Other - 1.4%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,612,560

Multi-Family Housing Revenue - 3.4%
Maryland Community Development Administration (Waters Landing II Apartments), “A”, FRN, GNMA, 5.875%, 2033	$1,500,000	$1,526,625
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	931,930
Maryland Community Development Administration, “B”, FNMA, 5%, 2039	500,000	475,830
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	957,230
		$3,891,615
Parking - 2.0%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,260,045
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	1,000,000	1,022,760
		$2,282,805
Sales & Excise Tax Revenue - 1.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$332,079
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	520,000	545,459
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	1,100,000	248,622
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,078,115
		$2,204,275

40

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$25,000	$25,172

Single Family Housing - State - 4.5%
Maryland Community Development Administration Housing, 5.65%, 2048	$840,000	$873,541
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	715,000	715,686
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	225,000	222,973
Maryland Community Development Administration, “I”, 6%, 2041	670,000	687,407
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	1,500,000	1,508,100
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	937,880
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	165,000	164,830
		$5,110,417
State & Agency - Other - 2.9%
Howard County, MD, COP, 8%, 2019	$805,000	$1,117,686
Howard County, MD, COP, 8%, 2019	385,000	534,546
Howard County, MD, COP, 8%, 2019	680,000	944,132
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	641,678
		$3,238,042
State & Local Agencies - 1.8%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$170,000	$169,998
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	420,000	447,951
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	189,770
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	1,040,000	1,198,610
		$2,006,329
Tax - Other - 2.5%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,500,000	$1,633,395
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	325,000	336,232
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,090
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	523,678
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	285,000	293,299
		$2,832,694
Tax Assessment - 2.3%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029	$1,555,000	$1,666,260

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$400,000	$396,552
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	168,230
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	424,935
		$2,655,977
Tobacco - 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$147,046
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	160,000	134,779
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	421,524
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	165,000	157,014
		$860,363
Toll Roads - 1.9%
Maryland Transportation Authority Facilities Projects Rev., AGM, 5%, 2037	$2,000,000	$2,100,360

Transportation - Special Tax - 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,446,409
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,776,359
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	552,750
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	508,789
		$4,284,307
Universities - Colleges - 11.3%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$180,000	$180,594
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,636,480
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	847,730
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	998,440
Maryland Health & Higher Education (Maryland Institute College of Art), 5%, 2030	750,000	727,710
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	510,670
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,035,820
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,605,680

41

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Morgan State University, MD, Academic, NATL, 6.05%, 2015	$1,500,000	$1,679,430
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	541,373
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,108,130
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	960,430
		$12,832,487
Universities - Dormitories - 1.7%
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	$1,000,000	$930,580
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	976,120
		$1,906,700
Universities - Secondary Schools - 0.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	$500,000	$225,910
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	368,920
		$594,830
Utilities - Investor Owned - 1.1%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$573,215
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	385,000	422,838
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	275,000	306,254
		$1,302,307
Utilities - Municipal Owned - 3.7%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,378,211
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	593,757

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	$185,000	$206,639
		$4,178,607
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$407,408
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	196,823
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	100,448
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	139,993
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	234,401
		$1,079,073
Water & Sewer Utility Revenue - 7.5%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.456%, 2020 (p)	$3,000,000	$3,709,620
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,236,540
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	411,116
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,032,660
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	286,279
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	815,000	814,943
		$8,491,158
Total Municipal Bonds (Identified Cost, $108,122,699)		$110,525,059

Money Market Funds (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	1,201,518	$1,201,518
Total Investments (Identified Cost, $109,324,217)		$111,726,577

Other Assets, Less Liabilities - 1.5%		1,705,640
Net Assets - 100.0%		$113,432,217

42

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	16	$1,858,000	Jun-10	$1,819
U.S. Treasury Note 10 yr (Short)	USD	11	1,278,750	Jun-10	4,491

					$6,310

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

43

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.3%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.7%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,293,703
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	415,000	497,992
		$1,791,695
General Obligations - General Purpose - 7.3%
Brookline, MA, 5.375%, 2019	$1,800,000	$1,818,252
Commonwealth of Massachusetts, “A”, 5%, 2032	3,000,000	3,174,870
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,878,200
Greater Lawrence, MA, Sanitation District, NATL, 5.625%, 2010 (c)	1,640,000	1,673,226
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,008,450
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,539,300
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	892,440
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	663,963
State of California, 6%, 2039	1,555,000	1,640,587
State of Massachusetts, “A”, 5%, 2039	1,000,000	1,044,510
Sutton, MA, NATL, 5.5%, 2017	1,000,000	1,011,320
Sutton, MA, NATL, 5.5%, 2019	1,000,000	1,011,410
		$18,356,528
General Obligations - Improvement - 0.5%
Guam Government, “A”, 6.75%, 2029	$685,000	$729,772
Guam Government, “A”, 5.25%, 2037	395,000	340,099
Guam Government, “A”, 7%, 2039	75,000	80,411
		$1,150,282
General Obligations - Schools - 0.7%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,752,250

Healthcare Revenue - Hospitals - 16.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$560,000	$542,674
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	1,000,000	1,007,810
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	738,511
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	511,503

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$1,180,000	$1,129,590
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	50,000	50,998
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	16,583
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	2,031,180
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	526,290
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,368,482
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,000,000	1,728,600
Massachusetts Health & Educational Facilities Authority Rev. (Cape Cod Healthcare Obligation), 5%, 2031	1,000,000	977,980
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	1,849,880
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	20,313
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,755,716
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,543,380
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,047,990
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	62,923
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	804,220
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,213,120
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,516,381
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,406,745

44

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	$815,000	$889,556
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	48,765
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	941,640
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	102,962
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,010,700
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	2,007,180
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	890,120
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	744,943
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	980,550
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	954,530
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,018,270
Massachusetts Health & Educational Facilities Authority Rev., “C”, FGIC, 4.5%, 2035	1,045,000	897,780
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	5,287,174
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	658,033
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	54,965
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	175,461
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	423,515
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,457,695
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	915,000	840,126
		$42,234,834

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - 1.0%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$425,060
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	519,582
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	363,425
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	524,642
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	512,080
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,604
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	135,993
		$2,501,386
Healthcare Revenue - Other - 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,039,280

Industrial Revenue - Airlines - 1.2%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, NATL, 5.625%, 2011	$1,140,000	$1,125,260
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	1,900,000	1,781,744
		$2,907,004
Industrial Revenue - Environmental Services - 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$814,418

Industrial Revenue - Other - 1.7%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,696,122
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,105,775
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	593,655
		$4,395,552
Miscellaneous Revenue - Other - 2.3%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$792,450
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,372,507
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,605,555

45

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	$2,000,000	$1,967,860
		$5,738,372
Multi-Family Housing Revenue - 4.9%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,185,652
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,487,525
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,264,927
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	963,290
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,710,290
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	688,414
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,240,273
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,337,290
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,375,000	1,375,550
		$12,253,211
Sales & Excise Tax Revenue - 7.9%
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	$6,000,000	$1,672,860
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5.25%, 2031	2,000,000	2,265,700
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,120,378
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2020	5,375,000	6,243,385
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	1,000,000	1,122,840
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,028,420
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	941,431
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,050,000	1,101,408
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	717,048
Route 3 North Transit Improvement Associates Rev., NATL, 5.625%, 2010 (c)	1,500,000	1,515,405
		$19,728,875
Single Family Housing Revenue - Local - 1.3%
Boston Housing Authority Capital Program Rev., AGM, 5%, 2028	$3,000,000	$3,153,090

Issuer	Shares/Par	Value ($)

Single Family Housing - State - 2.5%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,439,190
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,567,881
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,200,000	1,132,440
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,059,760
		$6,199,271
Solid Waste Revenue - 0.8%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$300,000	$303,087
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,792,887
		$2,095,974
State & Agency - Other - 0.6%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,438,960

State & Local Agencies - 4.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.919%, 2037	$1,370,000	$971,864
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 0%, 2022	8,310,000	4,799,690
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5.25%, 2023	1,000,000	1,039,260
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,135,046
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,800,036
		$10,745,896
Student Loan Revenue - 3.5%
Massachusetts Educational Financing Authority Education Loan Rev., “I”, 6%, 2028	$1,500,000	$1,576,590
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,932
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,420,000	2,560,505
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,128,370
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,361,700
		$8,718,097
Tax - Other - 2.4%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,650,000	$1,796,735

46

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$268,986
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	87,060
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	320,000	322,259
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,773,235
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,078,161
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	647,070
		$5,973,506
Tax Assessment - 0.1%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	$245,000	$245,772

Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$294,093
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	320,000	269,558
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	410,000	297,525
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	352,232
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	1,560,000	993,065
		$2,206,473
Universities - Colleges - 22.0%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,058,333
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,500,000	2,556,150
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	1,500,000	1,541,055
Massachusetts Development Finance Agency Rev. (Brandeis University), “N”, 5%, 2039	3,000,000	3,092,010
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-1”, 5%, 2035	1,000,000	1,014,330
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,786,760
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	987,000
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,043,830
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,934,120
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	4,250,000	4,277,243

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	$1,000,000	$1,148,760
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,262,330
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	1,000,000	1,026,780
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,259,939
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,385,355
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 2040	1,000,000	990,690
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	1,000,000	998,810
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	1,999,980
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,015,636
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,665,900
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,040,750
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	2,000,000	2,100,100
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,182,250
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,501,200
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	561,265
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,500,000	2,451,700
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	775,455
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	259,110
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	665,879
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	311,442
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,099,900
Massachusetts Health & Educational Facilities Authority Rev. (Tufts University), 5.375%, 2038	850,000	909,840
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,022,457

47

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	$1,200,000	$1,244,304
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,038,320
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2010	1,000,000	996,220
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2011	500,000	488,660
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,034,610
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	250,000	247,918
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	250,000	244,495
		$55,220,886
Universities - Secondary Schools - 3.5%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$1,180,000	$1,108,822
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	924,350
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,101,298
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	994,090
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	514,185
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	2,072,160
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,000,660
		$8,715,565
Utilities - Investor Owned - 1.0%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,058,600
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	775,000	851,167
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	560,000	623,644
		$2,533,411
Utilities - Municipal Owned - 2.3%
Long Island Power Authority, Electric Systems Rev., “C”, AGM, 5%, 2035	$1,480,000	$1,487,977
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	738,239
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	1,365,000	1,491,918

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	$2,100,000	$2,071,629
		$5,789,763
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$819,909
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	408,787
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	210,941
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	478,776
		$1,918,413
Water & Sewer Utility Revenue - 6.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,073,360
King County, WA, Sewer Rev., 5%, 2038	1,000,000	1,035,600
Massachusetts Water Pollution Abatement Trust, 5.25%, 2030 (f)	2,310,000	2,726,724
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,336,480
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,288
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	166,667
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	149,994
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	76,558
Massachusetts Water Resources Authority, General Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,028,300
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,838,964
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	688,320
Massachusetts Water Resources Authority, General Rev., “J”, AGM, 5%, 2023	500,000	527,400
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,120,000	2,240,925
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	745,335
		$15,659,915
Total Municipal Bonds (Identified Cost, $237,659,712)		$246,278,679

Money Market Funds (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	144,713	$144,713
Total Investments (Identified Cost, $237,804,425)		$246,423,392

Other Assets, Less Liabilities - 1.6%		4,104,383
Net Assets - 100.0%		$250,527,775

48

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	50	$5,806,250	Jun-10	$ 5,684
U.S. Treasury Note 10 yr (Short)	USD	25	2,906,250	Jun-10	10,207

					$15,891

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $731,408, representing 0.2% of net assets for the California Fund and $163,200, representing 0.32% of net assets for the Florida Fund.
(p)	Primary inverse floater.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
ST AID	State Aid
SYNCORA	Syncora Guarantee Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

49

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 3/31/10

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$80,119,368	$176,723,558	$373,740,784	$49,206,408
Underlying funds, at cost and net asset value	583,601	5,133,873	5,620,967	686,491
Total investments, at identified cost	$80,702,969	$181,857,431	$379,361,751	$49,892,899
Unrealized appreciation (depreciation)	2,236,506	5,466,642	(4,972,825)	(260,652)
Total investments, at value	$82,939,475	$187,324,073	$374,388,926	$49,632,247
Receivables for
Investments sold	349,364	—	1,282,700	60,000
Fund shares sold	113,127	454,667	252,046	96,281
Interest and dividends	1,141,240	2,442,803	5,035,263	1,026,340
Receivable from investment adviser	5,875	—	—	—
Other assets	1,121	2,151	4,022	765
Total assets	$84,550,202	$190,223,694	$380,962,957	$50,815,633

Liabilities
Payables for
Distributions	$113,196	$234,589	$643,258	$99,172
Daily variation margin on open futures contracts	7,031	5,313	48,906	5,313
Investments purchased	—	2,471,461	2,969,951	111,000
Fund shares reacquired	77,918	237,312	1,423,411	11,768
Payable to affiliates
Investment adviser	2,076	4,610	9,269	1,246
Shareholder servicing costs	8,874	13,034	36,813	4,841
Distribution and service fees	1,378	3,993	9,137	433
Administrative services fee	124	208	364	96
Payable for independent Trustees’ compensation	7,226	6,941	15,437	6,940
Accrued expenses and other liabilities	13,505	23,025	37,145	11,300
Total liabilities	$231,328	$3,000,486	$5,193,691	$252,109
Net assets	$84,318,874	$187,223,208	$375,769,266	$50,563,524

Net assets consist of
Paid-in capital	$82,024,790	$180,964,358	$380,865,090	$51,011,566
Unrealized appreciation (depreciation) on investments	2,241,204	5,473,582	(4,949,327)	(257,701)
Accumulated net realized gain (loss) on investments	11,362	770,408	(408,130)	(191,522)
Undistributed net investment income	41,518	14,860	261,633	1,181
Net assets	$84,318,874	$187,223,208	$375,769,266	$50,563,524

50

Statements of Assets and Liabilities – continued

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net assets
Class A	$78,841,829	$179,093,882	$324,093,382	$46,439,795
Class B	5,477,045	8,129,326	13,866,231	4,123,729
Class C	—	—	37,809,653	—
Total net assets	$84,318,874	$187,223,208	$375,769,266	$50,563,524

Shares of beneficial interest outstanding
Class A	7,695,496	18,006,281	58,250,849	4,850,017
Class B	534,633	816,563	2,491,475	430,612
Class C	—	—	6,772,476	—
Total shares of beneficial interest outstanding	8,230,129	18,822,844	67,514,800	5,280,629

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.25	$9.95	$5.56	$9.58
Offering price per share (100 / 95.25 x net asset value per share)	$10.76	$10.45	$5.84	$10.06

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.24	$9.96	$5.57	$9.58

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$—	$5.58	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

51

Statements of Assets and Liabilities – continued

At 3/31/10	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$63,375,213	$108,122,699	$237,659,712
Underlying funds, at cost and net asset value	1,465,795	1,201,518	144,713
Total investments, at identified cost	$64,841,008	$109,324,217	$237,804,425
Unrealized appreciation (depreciation)	1,962,397	2,402,360	8,618,967
Total investments, at value	$66,803,405	$111,726,577	$246,423,392
Receivables for
Investments sold	—	553,049	5,257,050
Fund shares sold	160,240	66,013	477,554
Interest and dividends	978,167	1,555,441	3,457,338
Receivable from investment adviser	816	—	—
Other assets	894	1,406	2,668
Total assets	$67,943,522	$113,902,486	$255,618,002

Liabilities
Payables for
Distributions	$88,842	$155,559	$424,640
Daily variation margin on open futures contracts	5,000	10,937	31,250
Investments purchased	575,123	249,183	4,396,442
Fund shares reacquired	66,830	11,211	171,639
Payable to affiliates
Investment adviser	1,655	3,378	6,169
Shareholder servicing costs	7,471	9,205	15,107
Distribution and service fees	1,051	1,809	3,994
Administrative services fee	110	148	260
Payable for independent Trustees’ compensation	8,151	10,961	10,907
Accrued expenses and other liabilities	13,820	17,878	29,819
Total liabilities	$768,053	$470,269	$5,090,227
Net assets	$67,175,469	$113,432,217	$250,527,775

Net assets consist of
Paid-in capital	$65,189,248	$110,842,538	$240,204,569
Unrealized appreciation (depreciation) on investments	1,965,937	2,408,670	8,634,858
Accumulated net realized gain (loss) on investments	(30,231)	76,406	1,486,021
Undistributed net investment income	50,515	104,603	202,327
Net assets	$67,175,469	$113,432,217	$250,527,775

52

Statements of Assets and Liabilities – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$63,963,814	$107,181,543	$236,723,744
Class B	3,211,655	6,250,674	13,804,031
Total net assets	$67,175,469	$113,432,217	$250,527,775

Shares of beneficial interest outstanding
Class A	6,040,986	9,803,960	21,381,551
Class B	302,219	571,983	1,244,644
Total shares of beneficial interest outstanding	6,343,205	10,375,943	22,626,195

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.59	$10.93	$11.07
Offering price per share (100 / 95.25 × net asset value per share)	$11.12	$11.48	$11.62

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.63	$10.93	$11.09

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

53

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 3/31/10

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net investment income
Interest	$4,271,441	$8,588,403	$19,997,787	$2,749,377
Dividends from underlying funds	3,634	10,719	20,552	1,758
Total investment income	$4,275,075	$8,599,122	$20,018,339	$2,751,135
Expenses
Management fee	$365,188	$764,509	$1,643,890	$225,238
Distribution and service fees	249,346	401,079	1,148,292	120,563
Shareholder servicing costs	49,289	97,622	219,972	33,796
Administrative services fee	22,605	37,186	69,731	17,594
Independent Trustees’ compensation	4,734	7,693	15,399	2,685
Custodian fee	24,823	36,393	65,508	20,598
Shareholder communications	8,613	13,563	21,907	7,495
Auditing fees	44,506	44,506	44,506	44,506
Legal fees	11,210	10,051	28,382	11,324
Registration fees	28,973	35,162	44,792	28,456
Miscellaneous	27,888	38,926	60,963	23,573
Total expenses	$837,175	$1,486,690	$3,363,342	$535,828
Fees paid indirectly	(460)	(5)	(7,003)	(581)
Reduction of expenses by investment adviser	(34,440)	(176,144)	(336,280)	(83,975)
Net expenses	$802,275	$1,310,541	$3,020,059	$451,272
Net investment income	$3,472,800	$7,288,581	$16,998,280	$2,299,863

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$620,084	$249,895	$2,161,813	$(93,438)
Futures contracts	44,302	63,387	228,921	25,018
Net realized gain (loss) on investments	$664,386	$313,282	$2,390,734	$(68,420)
Change in unrealized appreciation (depreciation)
Investments	$4,933,959	$8,195,185	$24,919,831	$3,538,087
Futures contracts	4,698	39,893	191,257	20,925
Net unrealized gain (loss) on investments	$4,938,657	$8,235,078	$25,111,088	$3,559,012
Net realized and unrealized gain (loss) on investments	$5,603,043	$8,548,360	$27,501,822	$3,490,592
Change in net assets from operations	$9,075,843	$15,836,941	$44,500,102	$5,790,455

See Notes to Financial Statements

54

Statements of Operations – continued

Year ended 3/31/10	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$3,323,060	$5,874,120	$12,149,670
Dividends from underlying funds	2,216	4,263	11,924
Total investment income	$3,325,276	$5,878,383	$12,161,594
Expenses
Management fee	$284,596	$487,761	$1,031,106
Distribution and service fees	186,473	326,756	693,914
Shareholder servicing costs	41,531	77,795	138,063
Administrative services fee	19,644	27,142	46,979
Independent Trustees’ compensation	4,527	5,534	8,758
Custodian fee	23,277	30,143	46,347
Shareholder communications	8,353	11,827	16,264
Auditing fees	44,506	44,506	44,506
Legal fees	8,534	11,012	9,184
Miscellaneous	58,067	64,199	81,132
Total expenses	$679,508	$1,086,675	$2,116,253
Fees paid indirectly	(1)	(1,796)	(3,730)
Reduction of expenses by investment adviser	(17,518)	(635)	(1,325)
Net expenses	$661,989	$1,084,244	$2,111,198
Net investment income	$2,663,287	$4,794,139	$10,050,396

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$121,776	$159,541	$1,223,590
Futures contracts	45,471	51,643	157,908
Net realized gain (loss) on investments	$167,247	$211,184	$1,381,498
Change in unrealized appreciation (depreciation)
Investments	$3,477,234	$7,551,587	$14,042,462
Futures contracts	21,514	42,259	96,775
Net unrealized gain (loss) on investments	$3,498,748	$7,593,846	$14,139,237
Net realized and unrealized gain (loss) on investments	$3,665,995	$7,805,030	$15,520,735
Change in net assets from operations	$6,329,282	$12,599,169	$25,571,131

See Notes to Financial Statements

55

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 3/31/10	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,472,800	$7,288,581	$16,998,280	$2,299,863
Net realized gain (loss) on investments	664,386	313,282	2,390,734	(68,420)
Net unrealized gain (loss) on investments	4,938,657	8,235,078	25,111,088	3,559,012
Change in net assets from operations	$9,075,843	$15,836,941	$44,500,102	$5,790,455

Distributions declared to shareholders
From net investment income	$(3,345,125)	$(6,949,478)	$(16,635,846)	$(2,275,569)
From net realized gain on investments	(705,054)	(348,419)	—	—
Total distributions declared to shareholders	$(4,050,179)	$(7,297,897)	$(16,635,846)	$(2,275,569)
Change in net assets from fund share transactions	$4,088,778	$31,473,233	$7,439,316	$(1,333,728)
Total change in net assets	$9,114,442	$40,012,277	$35,303,572	$2,181,158

Net assets
At beginning of period	75,204,432	147,210,931	340,465,694	48,382,366
At end of period	$84,318,874	$187,223,208	$375,769,266	$50,563,524
Undistributed net investment income included in net assets at end of period	$41,518	$14,860	$261,633	$1,181

Year ended 3/31/10		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,663,287	$4,794,139	$10,050,396
Net realized gain (loss) on investments		167,247	211,184	1,381,498
Net unrealized gain (loss) on investments		3,498,748	7,593,846	14,139,237
Change in net assets from operations		$6,329,282	$12,599,169	$25,571,131

Distributions declared to shareholders
From net investment income		$(2,630,751)	$(4,685,612)	$(9,840,253)
From net realized gain on investments		(168,927)	(5,735)	(1,290,564)
Total distributions declared to shareholders		$(2,799,678)	$(4,691,347)	$(11,130,817)
Change in net assets from fund share transactions		$6,146,031	$4,063,916	$33,816,194
Total change in net assets		$9,675,635	$11,971,738	$48,256,508

Net assets
At beginning of period		57,499,834	101,460,479	202,271,267
At end of period		$67,175,469	$113,432,217	$250,527,775
Undistributed net investment income included in net assets at end of period		$50,515	$104,603	$202,327

See Notes to Financial Statements

56

Statements of Changes in Net Assets – continued

Year ended 3/31/09	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,277,051	$6,451,126	$18,077,487	$2,579,180
Net realized gain (loss) on investments	(151,797)	546,020	861,971	18,328
Net unrealized gain (loss) on investments	(3,786,441)	(5,085,372)	(30,939,445)	(4,400,378)
Change in net assets from operations	$(661,187)	$1,911,774	$(11,999,987)	$(1,802,870)

Distributions declared to shareholders
From net investment income	$(3,374,521)	$(6,505,641)	$(17,647,476)	$(2,563,816)
From net realized gain on investments	(485,955)	(1,282,996)	—	(90,551)
Total distributions declared to shareholders	$(3,860,476)	$(7,788,637)	$(17,647,476)	$(2,654,367)
Change in net assets from fund share transactions	$(144,553)	$7,422,543	$(28,087,589)	$(6,161,845)
Total change in net assets	$(4,666,216)	$1,545,680	$(57,735,052)	$(10,619,082)

Net assets
At beginning of period	79,870,648	145,665,251	398,200,746	59,001,448
At end of period	$75,204,432	$147,210,931	$340,465,694	$48,382,366
Undistributed net investment income included in net assets at end of period	$46,741	$28,303	$291,435	$14,830

Year ended 3/31/09		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,554,148	$5,019,778	$9,492,669
Net realized gain (loss) on investments		(187,197)	(54,821)	3,396,260
Net unrealized gain (loss) on investments		(2,599,783)	(7,237,001)	(13,981,972)
Change in net assets from operations		$(232,832)	$(2,272,044)	$(1,093,043)

Distributions declared to shareholders
From net investment income		$(2,401,875)	$(4,862,616)	$(9,262,635)
From net realized gain on investments		(1,127,587)	(371,710)	(913,887)
Total distributions declared to shareholders		$(3,529,462)	$(5,234,326)	$(10,176,522)
Change in net assets from fund share transactions		$5,005,067	$(7,080,089)	$(616,371)
Total change in net assets		$1,242,773	$(14,586,459)	$(11,885,936)

Net assets
At beginning of period		56,257,061	116,046,938	214,157,203
At end of period		$57,499,834	$101,460,479	$202,271,267
Undistributed net investment income included in net assets at end of period		$52,981	$117,798	$225,251

See Notes to Financial Statements

57

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.60	$10.17	$10.45	$10.47		$10.62

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.43	$0.48	$0.49	(z)	$0.46
Net realized and unrealized gain (loss) on investments	0.72	(0.50)	(0.28)	(0.01	)(z)	(0.15)
Total from investment operations	$1.16	$(0.07)	$0.20	$0.48		$0.31

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.44)	$(0.46)	$(0.45)		$(0.46)
From net realized gain on investments	(0.09)	(0.06)	(0.02)	(0.05)		—
Total distributions declared to shareholders	$(0.51)	$(0.50)	$(0.48)	$(0.50)		$(0.46)
Net asset value, end of period	$10.25	$9.60	$10.17	$10.45		$10.47
Total return (%) (r)(s)(t)	12.25	(0.59)	2.03	4.66		2.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	1.01	1.34	1.40		1.33
Expenses after expense reductions (f)	0.93	0.84	1.09	1.15		1.08
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.80	0.82	0.86		0.87
Net investment income	4.33	4.36	4.67	4.70	(z)	4.37
Portfolio turnover	27	35	17	9		9
Net assets at end of period (000 Omitted)	$78,842	$68,320	$71,315	$73,560		$74,204

See Notes to Financial Statements

58

Financial Highlights – continued

MFS® ALABAMA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.60	$10.17	$10.45	$10.47		$10.62

Income (loss) from investment operations
Net investment income (d)	$0.36	$0.36	$0.40	$0.41	(z)	$0.38
Net realized and unrealized gain (loss) on investments	0.72	(0.50)	(0.27)	(0.01	)(z)	(0.15)
Total from investment operations	$1.08	$(0.14)	$0.13	$0.40		$0.23

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.37)	$(0.39)	$(0.37)		$(0.38)
From net realized gain on investments	(0.09)	(0.06)	(0.02)	(0.05)		—
Total distributions declared to shareholders	$(0.44)	$(0.43)	$(0.41)	$(0.42)		$(0.38)
Net asset value, end of period	$10.24	$9.60	$10.17	$10.45		$10.47
Total return (%) (r)(s)(t)	11.31	(1.34)	1.27	3.88		2.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	1.76	2.09	2.15		2.08
Expenses after expense reductions (f)	1.68	1.58	1.84	1.90		1.83
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.55	1.57	1.61		1.62
Net investment income	3.60	3.62	3.92	3.93	(z)	3.61
Portfolio turnover	27	35	17	9		9
Net assets at end of period (000 Omitted)	$5,477	$6,884	$8,555	$10,421		$13,443
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

59

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.43	$9.80	$10.08	$10.04		$10.17

Income (loss) from investment operations
Net investment income (d)	$0.42	$0.43	$0.46	$0.50	(z)	$0.45
Net realized and unrealized gain (loss) on investments	0.53	(0.29)	(0.25)	(0.01	)(z)	(0.13)
Total from investment operations	$0.95	$0.14	$0.21	$0.49		$0.32

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.43)	$(0.47)	$(0.45)		$(0.45)
From net realized gain on investments	(0.02)	(0.08)	(0.02)	—		—
Total distributions declared to shareholders	$(0.43)	$(0.51)	$(0.49)	$(0.45)		$(0.45)
Net asset value, end of period	$9.95	$9.43	$9.80	$10.08		$10.04
Total return (%) (r)(s)(t)	10.17	1.61	2.07	5.02		3.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.83	1.06	1.14		1.10
Expenses after expense reductions (f)	0.74	0.66	0.81	0.89		0.85
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.60	0.60	0.66		0.67
Net investment income	4.32	4.48	4.60	4.98	(z)	4.45
Portfolio turnover	9	23	9	10		10
Net assets at end of period (000 Omitted)	$179,094	$141,100	$138,938	$127,477		$122,067

See Notes to Financial Statements

60

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.44	$9.81	$10.09	$10.05		$10.18

Income (loss) from investment operations
Net investment income (d)	$0.35	$0.35	$0.38	$0.43	(z)	$0.38
Net realized and unrealized gain (loss) on investments	0.52	(0.28)	(0.25)	(0.01	)(z)	(0.14)
Total from investment operations	$0.87	$0.07	$0.13	$0.42		$0.24

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.36)	$(0.39)	$(0.38)		$(0.37)
From net realized gain on investments	(0.02)	(0.08)	(0.02)	—		—
Total distributions declared to shareholders	$(0.35)	$(0.44)	$(0.41)	$(0.38)		$(0.37)
Net asset value, end of period	$9.96	$9.44	$9.81	$10.09		$10.05
Total return (%) (r)(s)(t)	9.30	0.85	1.30	4.21		2.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.59	1.81	1.91		1.87
Expenses after expense reductions (f)	1.52	1.42	1.56	1.66		1.62
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.35	1.36	1.43		1.44
Net investment income	3.53	3.71	3.86	4.21	(z)	3.68
Portfolio turnover	9	23	9	10		10
Net assets at end of period (000 Omitted)	$8,129	$6,111	$6,727	$8,992		$10,648
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

61

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$5.15	$5.56	$5.88	$5.84		$5.88

Income (loss) from investment operations
Net investment income (d)	$0.26	$0.27	$0.26	$0.27	(z)	$0.28
Net realized and unrealized gain (loss) on investments	0.41	(0.42)	(0.32)	0.03	(z)	(0.03)
Total from investment operations	$0.67	$(0.15)	$(0.06)	$0.30		$0.25

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.26)	$(0.26)	$(0.26)		$(0.28)
From net realized gain on investments	—	—	—	—		(0.01)
Total distributions declared to shareholders	$(0.26)	$(0.26)	$(0.26)	$(0.26)		$(0.29)
Net asset value, end of period	$5.56	$5.15	$5.56	$5.88		$5.84
Total return (%) (r)(s)(t)	13.11	(2.66)	(1.05)	5.30		4.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	0.81	0.99	1.11		1.09
Expenses after expense reductions (f)	0.71	0.63	0.74	0.86		0.84
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.56	0.55	0.60		0.63
Net investment income	4.78	5.05	4.46	4.66	(z)	4.69
Portfolio turnover	31	27	30	16		9
Net assets at end of period (000 Omitted)	$324,093	$291,509	$339,099	$366,861		$291,656

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$5.15	$5.56	$5.88	$5.84		$5.88

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.23	$0.21	$0.23	(z)	$0.23
Net realized and unrealized gain (loss) on investments	0.41	(0.42)	(0.31)	0.03	(z)	(0.03)
Total from investment operations	$0.63	$(0.19)	$(0.10)	$0.26		$0.20

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.22)	$(0.22)	$(0.22)		$(0.23)
From net realized gain on investments	—	—	—	—		(0.01)
Total distributions declared to shareholders	$(0.21)	$(0.22)	$(0.22)	$(0.22)		$(0.24)
Net asset value, end of period	$5.57	$5.15	$5.56	$5.88		$5.84
Total return (%) (r)(s)(t)	12.47	(3.39)	(1.80)	4.51		3.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	1.57	1.75	1.88		1.85
Expenses after expense reductions (f)	1.47	1.39	1.50	1.62		1.60
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.32	1.31	1.37		1.39
Net investment income	4.03	4.29	3.70	3.91	(z)	3.94
Portfolio turnover	31	27	30	16		9
Net assets at end of period (000 Omitted)	$13,866	$19,477	$31,239	$47,127		$58,338
See Notes to Financial Statements

62

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2010	2009	2008	2007		2006
Net asset value, beginning of period	$5.16	$5.58	$5.90	$5.86		$5.90

Income (loss) from investment operations
Net investment income (d)	$0.21	$0.22	$0.20	$0.22	(z)	$0.23
Net realized and unrealized gain (loss) on investments	0.42	(0.42)	(0.31)	0.03	(z)	(0.04)
Total from investment operations	$0.63	$(0.20)	$(0.11)	$0.25		$0.19

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.22)	$(0.21)	$(0.21)		$(0.22)
From net realized gain on investments	—	—	—	—		(0.01)
Total distributions declared to shareholders	$(0.21)	$(0.22)	$(0.21)	$(0.21)		$(0.23)
Net asset value, end of period	$5.58	$5.16	$5.58	$5.90		$5.86
Total return (%) (r)(s)(t)	12.27	(3.70)	(1.93)	4.36		3.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.70	1.89	2.01		1.99
Expenses after expense reductions (f)	1.60	1.53	1.64	1.76		1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.46	1.45	1.50		1.53
Net investment income	3.85	4.14	3.55	3.77	(z)	3.79
Portfolio turnover	31	27	30	16		9
Net assets at end of period (000 Omitted)	$37,810	$29,480	$27,862	$30,492		$29,880
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

63

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$8.91	$9.64	$10.09	$10.05		$10.09

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.44	$0.46	$0.46	(z)	$0.45
Net realized and unrealized gain (loss) on investments	0.66	(0.71)	(0.47)	0.02	(z)	(0.04)
Total from investment operations	$1.10	$(0.27)	$(0.01)	$0.48		$0.41

Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.44)	$(0.44)	$(0.44)		$(0.45)
From net realized gain on investments	—	(0.02)	—	—		—
Total distributions declared to shareholders	$(0.43)	$(0.46)	$(0.44)	$(0.44)		$(0.45)
Net asset value, end of period	$9.58	$8.91	$9.64	$10.09		$10.05
Total return (%) (r)(s)(t)	12.58	(2.84)	(0.08)	4.92		4.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	0.80	1.16	1.19		1.11
Expenses after expense reductions (f)	0.83	0.63	0.91	0.94		0.86
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	0.61	0.64		0.64
Net investment income	4.67	4.82	4.60	4.53	(z)	4.46
Portfolio turnover	5	34	7	9		17
Net assets at end of period (000 Omitted)	$46,440	$43,401	$51,504	$63,590		$70,402

See Notes to Financial Statements

64

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$8.92	$9.65	$10.09	$10.05		$10.09

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.37	$0.38	$0.38	(z)	$0.38
Net realized and unrealized gain (loss) on investments	0.65	(0.71)	(0.45)	0.03	(z)	(0.04)
Total from investment operations	$1.02	$(0.34)	$(0.07)	$0.41		$0.34

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.37)	$(0.37)	$(0.37)		$(0.38)
From net realized gain on investments	—	(0.02)	—	—		—
Total distributions declared to shareholders	$(0.36)	$(0.39)	$(0.37)	$(0.37)		$(0.38)
Net asset value, end of period	$9.58	$8.92	$9.65	$10.09		$10.05
Total return (%) (r)(s)(t)	11.60	(3.59)	(0.73)	4.12		3.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	1.57	1.92	1.96		1.87
Expenses after expense reductions (f)	1.60	1.39	1.67	1.71		1.62
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	1.37	1.40		1.40
Net investment income	3.90	4.03	3.85	3.77	(z)	3.70
Portfolio turnover	5	34	7	9		17
Net assets at end of period (000 Omitted)	$4,124	$4,981	$7,497	$10,906		$14,970
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

65

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.99	$10.64	$10.83	$10.80		$10.99

Income (loss) from investment operations
Net investment income (d)	$0.45	$0.47	$0.46	$0.47	(z)	$0.46
Net realized and unrealized gain (loss) on investments	0.62	(0.48)	(0.20)	0.01	(z)	(0.18)
Total from investment operations	$1.07	$(0.01)	$0.26	$0.48		$0.28

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.44)	$(0.45)	$(0.45)		$(0.47)
From net realized gain on investments	(0.03)	(0.20)	—	—		—
Total distributions declared to shareholders	$(0.47)	$(0.64)	$(0.45)	$(0.45)		$(0.47)
Net asset value, end of period	$10.59	$9.99	$10.64	$10.83		$10.80
Total return (%) (r)(s)(t)	10.84	0.04	2.43	4.55		2.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.06	1.41	1.47		1.39
Expenses after expense reductions (f)	1.00	0.89	1.16	1.22		1.14
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.87	0.88	0.93		0.93
Net investment income	4.26	4.55	4.29	4.37	(z)	4.22
Portfolio turnover	16	26	26	6		5
Net assets at end of period (000 Omitted)	$63,964	$53,156	$49,477	$51,015		$51,681

See Notes to Financial Statements

66

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.02	$10.68	$10.87	$10.84		$11.00

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.39	$0.38	$0.40	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.63	(0.49)	(0.20)	0.00	(w)(z)	(0.18)
Total from investment operations	$1.00	$(0.10)	$0.18	$0.40		$0.23

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.37)	$(0.37)		$(0.39)
From net realized gain on investments	(0.03)	(0.20)	—	—		—
Total distributions declared to shareholders	$(0.39)	$(0.56)	$(0.37)	$(0.37)		$(0.39)
Net asset value, end of period	$10.63	$10.02	$10.68	$10.87		$10.84
Total return (%) (r)(s)(t)	10.08	(0.79)	1.67	3.77		2.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	1.80	2.16	2.22		2.14
Expenses after expense reductions (f)	1.75	1.62	1.91	1.97		1.89
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.61	1.63	1.68		1.68
Net investment income	3.51	3.78	3.54	3.63	(z)	3.72
Portfolio turnover	16	26	26	6		5
Net assets at end of period (000 Omitted)	$3,212	$4,344	$6,780	$8,175		$9,816
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

67

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010		2009	2008	2007		2006
Net asset value, beginning of period	$10.15		$10.83	$11.30	$11.27		$11.49

Income (loss) from investment operations
Net investment income (d)	$0.48		$0.48	$0.50	$0.50	(z)	$0.50
Net realized and unrealized gain (loss) on investments	0.77		(0.65)	(0.48)	0.04	(z)	(0.15)
Total from investment operations	$1.25		$(0.17)	$0.02	$0.54		$0.35

Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.47)	$(0.47)	$(0.48)		$(0.50)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.02)	(0.03)		(0.07)
Total distributions declared to shareholders	$(0.47)		$(0.51)	$(0.49)	$(0.51)		$(0.57)
Net asset value, end of period	$10.93		$10.15	$10.83	$11.30		$11.27
Total return (%) (r)(s)(t)	12.49		(1.57)	0.15	4.88		3.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95		1.11	1.26	1.29		1.19
Expenses after expense reductions (f)	0.95		0.94	1.01	1.04		0.94
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.89	0.88	0.91		0.94
Net investment income	4.47		4.67	4.46	4.48	(z)	4.38
Portfolio turnover	24		24	7	16		9
Net assets at end of period (000 Omitted)	$107,182		$93,075	$103,894	$117,598		$115,307

See Notes to Financial Statements

68

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010		2009	2008	2007		2006
Net asset value, beginning of period	$10.14		$10.83	$11.29	$11.26		$11.49

Income (loss) from investment operations
Net investment income (d)	$0.40		$0.42	$0.42	$0.43	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.78		(0.67)	(0.46)	0.03	(z)	(0.17)
Total from investment operations	$1.18		$(0.25)	$(0.04)	$0.46		$0.26

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.40)	$(0.40)	$(0.40)		$(0.42)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.02)	(0.03)		(0.07)
Total distributions declared to shareholders	$(0.39)		$(0.44)	$(0.42)	$(0.43)		$(0.49)
Net asset value, end of period	$10.93		$10.14	$10.83	$11.29		$11.26
Total return (%) (r)(s)(t)	11.77		(2.31)	(0.41)	4.21		2.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70		1.77	1.91	1.95		1.84
Expenses after expense reductions (f)	1.70		1.59	1.66	1.70		1.59
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.55	1.53	1.56		1.59
Net investment income	3.75		4.01	3.81	3.83	(z)	3.72
Portfolio turnover	24		24	7	16		9
Net assets at end of period (000 Omitted)	$6,251		$8,385	$12,153	$16,515		$21,011
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

69

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.35	$10.91	$11.25	$11.22		$11.31

Income (loss) from investment operations
Net investment income (d)	$0.48	$0.49	$0.44	$0.51	(z)	$0.48
Net realized and unrealized gain (loss) on investments	0.77	(0.52)	(0.26)	0.02	(z)	(0.05)
Total from investment operations	$1.25	$(0.03)	$0.18	$0.53		$0.43

Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.48)	$(0.47)	$(0.47)		$(0.48)
From net realized gain on investments	(0.06)	(0.05)	(0.05)	(0.03)		(0.04)
Total distributions declared to shareholders	$(0.53)	$(0.53)	$(0.52)	$(0.50)		$(0.52)
Net asset value, end of period	$11.07	$10.35	$10.91	$11.25		$11.22
Total return (%) (r)(s)(t)	12.31	(0.21)	1.69	4.80		3.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	1.04	1.35	1.39		1.34
Expenses after expense reductions (f)	0.87	0.87	1.10	1.14		1.09
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.83	0.82	0.87		0.90
Net investment income	4.44	4.69	4.00	4.57	(z)	4.23
Portfolio turnover	21	40	20	5		10
Net assets at end of period (000 Omitted)	$236,724	$185,105	$189,804	$189,049		$196,992

See Notes to Financial Statements

70

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.37	$10.93	$11.27	$11.24		$11.33

Income (loss) from investment operations
Net investment income (d)	$0.40	$0.42	$0.37	$0.44	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.77	(0.52)	(0.26)	0.02	(z)	(0.05)
Total from investment operations	$1.17	$(0.10)	$0.11	$0.46		$0.36

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.41)	$(0.40)	$(0.40)		$(0.41)
From net realized gain on investments	(0.06)	(0.05)	(0.05)	(0.03)		(0.04)
Total distributions declared to shareholders	$(0.45)	$(0.46)	$(0.45)	$(0.43)		$(0.45)
Net asset value, end of period	$11.09	$10.37	$10.93	$11.27		$11.24
Total return (%) (r)(s)(t)	11.45	(0.86)	1.04	4.12		3.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.70	2.00	2.04		1.99
Expenses after expense reductions (f)	1.62	1.53	1.75	1.79		1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.48	1.48	1.52		1.55
Net investment income	3.70	4.01	3.35	3.92	(z)	3.58
Portfolio turnover	21	40	20	5		10
Net assets at end of period (000 Omitted)	$13,804	$17,166	$24,353	$31,415		$36,924
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

71

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

72

Notes to Financial Statements – continued

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments at Value
Municipal Bonds	$—	$82,355,874	$—	$82,355,874
Mutual Funds	583,601	—	—	583,601
Total Investments	$583,601	$82,355,874	$—	$82,939,475

Other Financial Instruments
Futures	$4,698	$—	$—	$4,698

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$182,190,200	$—	$182,190,200
Mutual Funds	5,133,873	—	—	5,133,873
Total Investments	$5,133,873	$182,190,200	$—	$187,324,073

Other Financial Instruments
Futures	$6,940	$—	$—	$6,940

California Fund
Investments at Value
Municipal Bonds	$—	$368,767,959	$—	$368,767,959
Mutual Funds	5,620,967	—	—	5,620,967
Total Investments	$5,620,967	$368,767,959	$—	$374,388,926

Other Financial Instruments
Futures	$23,498	$—	$—	$23,498

Florida Fund
Investments at Value
Municipal Bonds	$—	$48,945,756	$—	$48,945,756
Mutual Funds	686,491	—	—	686,491
Total Investments	$686,491	$48,945,756	$—	$49,632,247

Other Financial Instruments
Futures	$2,951	$—	$—	$2,951

Georgia Fund
Investments at Value
Municipal Bonds	$—	$65,337,610	$—	$65,337,610
Mutual Funds	1,465,795	—	—	1,465,795
Total Investments	$1,465,795	$65,337,610	$—	$66,803,405

Other Financial Instruments
Futures	$3,540	$—	$—	$3,540

Maryland Fund
Investments at Value
Municipal Bonds	$—	$110,525,059	$—	$110,525,059
Mutual Funds	1,201,518	—	—	1,201,518
Total Investments	$1,201,518	$110,525,059	$—	$111,726,577

Other Financial Instruments
Futures	$6,310	$—	$—	$6,310

73

Notes to Financial Statements – continued

	Level 1	Level 2	Level 3	Total
Massachusetts Fund
Investments at Value
Municipal Bonds	$—	$246,278,679	$—	$246,278,679
Mutual Funds	144,713	—	—	144,713
Total Investments	$144,713	$246,278,679	$—	$246,423,392

Other Financial Instruments
Futures	$15,891	$—	$—	$15,891

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Each fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period each fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about each fund’s use of and accounting for derivative instruments and the effect of derivative instruments on each fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though each fund may use derivatives in an attempt to achieve an economic hedge, each fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Each fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by each fund at March 31, 2010:

			Fair Value (a)
Fund	Risk	Derivative	Asset Derivatives
Alabama Fund	Interest Rate Contracts	Interest Rate Futures	$4,698
Arkansas Fund	Interest Rate Contracts	Interest Rate Futures	6,940
California Fund	Interest Rate Contracts	Interest Rate Futures	23,498
Florida Fund	Interest Rate Contracts	Interest Rate Futures	2,951
Georgia Fund	Interest Rate Contracts	Interest Rate Futures	3,540
Maryland Fund	Interest Rate Contracts	Interest Rate Futures	6,310
Massachusetts Fund	Interest Rate Contracts	Interest Rate Futures	15,891

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within each fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by each fund for the year ended March 31, 2010 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate Contracts	$44,302
Arkansas Fund	Interest Rate Contracts	63,388
California Fund	Interest Rate Contracts	228,921
Florida Fund	Interest Rate Contracts	25,018
Georgia Fund	Interest Rate Contracts	45,471
Maryland Fund	Interest Rate Contracts	51,643
Massachusetts Fund	Interest Rate Contracts	157,908

74

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each fund for the year ended March 31, 2010 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate Contracts	$4,698
Arkansas Fund	Interest Rate Contracts	39,893
California Fund	Interest Rate Contracts	191,257
Florida Fund	Interest Rate Contracts	20,925
Georgia Fund	Interest Rate Contracts	21,514
Maryland Fund	Interest Rate Contracts	42,259
Massachusetts Fund	Interest Rate Contracts	96,775

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between each fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolios of Investments.

Futures Contracts – Each fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Each fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with

75

Notes to Financial Statements – continued

U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2010, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax return for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and secured borrowings.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 3/31/10	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$705,054	$265,035	$—	$—	$1,221	$45	$545,751
Tax-exempt income	3,345,125	6,949,478	16,635,846	2,275,569	2,630,751	4,685,612	9,840,253
Long-term capital gain	—	83,384	—	—	167,706	5,690	744,813
Total distributions	$4,050,179	$7,297,897	$16,635,846	$2,275,569	$2,799,678	$4,691,347	$11,130,817

Year ended 3/31/09	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$200,449	$319,704	$—	$95	$201,080	$19,840	$—
Tax-exempt income	3,374,521	6,505,641	17,647,476	2,563,816	2,401,875	4,862,616	9,262,635
Long-term capital gain	285,506	963,292	—	90,456	926,507	351,870	913,887
Total distributions	$3,860,476	$7,788,637	$17,647,476	$2,654,367	$3,529,462	$5,234,326	$10,176,522

76

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/10	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$80,607,354	$181,086,515	$378,642,974	$49,782,138	$64,713,981	$109,139,098	$237,212,718
Gross appreciation	$2,799,914	$7,610,714	$9,544,122	$1,314,638	$2,502,063	$4,647,014	$11,361,455
Gross depreciation	(467,793)	(1,373,156)	(13,798,170)	(1,464,529)	(412,639)	(2,059,535)	(2,150,781)
Net unrealized appreciation (depreciation)	$2,332,121	$6,237,558	$(4,254,048)	$(149,891)	$2,089,424	$2,587,479	$9,210,674
Undistributed ordinary income	25,709	27,917	—	—	—	23,201	613,631
Undistributed tax-exempt income	342,209	663,304	1,722,671	144,641	289,424	519,240	1,138,473
Undistributed long-term capital gain	—	—	—	—	—	—	296,574
Capital loss carryforwards	—	—	(1,103,409)	(282,320)	(153,718)	—	—
Post-October capital loss deferral	(105,264)	(21,485)	—	(17,012)	—	(125,604)	—
Other temporary differences	(300,691)	(648,444)	(1,461,038)	(143,460)	(238,909)	(414,637)	(936,146)

As of March 31, 2010, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	California Fund	Florida Fund	Georgia Fund
3/31/16	$(40,368)	$—	$—
3/31/17	(1,063,041)	(53,158)	—
3/31/18	—	(229,162)	(153,718)
Total	$(1,103,409)	$(282,320)	$(153,718)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund		Florida Fund
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$3,131,555	$3,084,759	$6,711,942	$6,263,853	$14,630,282	$15,431,046	$2,092,590	$2,323,816
Class B	213,570	289,762	237,536	241,788	686,988	1,064,540	182,979	240,000
Class C	—	—	—	—	1,318,576	1,151,890	—	—
Total	$3,345,125	$3,374,521	$6,949,478	$6,505,641	$16,635,846	$17,647,476	$2,275,569	$2,563,816

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$2,499,999	$2,191,037	$4,414,262	$4,459,411	$9,257,973	$8,464,596
Class B	130,752	210,838	271,350	403,205	582,280	798,039
Total	$2,630,751	$2,401,875	$4,685,612	$4,862,616	$9,840,253	$9,262,635

From net realized gain on investments

	Alabama Fund		Arkansas Fund		Florida Fund		Georgia Fund
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$655,596	$437,088	$333,734	$1,228,299	$—	$80,823	$159,490	$1,014,196
Class B	49,458	48,867	14,685	54,697	—	9,728	9,437	113,391
Total	$705,054	$485,955	$348,419	$1,282,996	$—	$90,551	$168,927	$1,127,587

77

Notes to Financial Statements – continued

	Maryland Fund		Massachusetts Fund
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$5,375	$338,022	$1,208,212	$830,826
Class B	360	33,688	82,352	83,061
Total	$5,735	$371,710	$1,290,564	$913,887

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	1.00%	0.95%
Class B	1.68%	1.75%	1.70%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2010. For the year ended March 31, 2010, these reductions amounted to $33,967 for the Alabama Fund and $17,149 for the Georgia Fund and are reflected as reductions of total expenses in the Statements of Operations. For the year ended March 31, 2010, the actual operating expenses for the Maryland Fund did not exceed the limit and therefore, the investment adviser did not pay any portion of the Maryland Fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2010, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$35,795	$125,419	$104,731	$18,137	$19,985	$33,955	$84,005

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$187,393
Arkansas Fund	—	0.25%	0.25%	0.10%	332,744
California Fund	—	0.25%	0.25%	0.10%	630,862
Florida Fund	—	0.25%	0.25%	0.00%	76,859
Georgia Fund	—	0.25%	0.25%	0.25%	148,653
Maryland Fund	—	0.25%	0.25%	0.25%	252,384
Massachusetts Fund	—	0.25%	0.25%	0.25%	532,474

78

Notes to Financial Statements – continued

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$61,953
Arkansas Fund	0.75%	0.25%	1.00%	0.88%	68,335
California Fund	0.75%	0.25%	1.00%	0.86%	165,750
Florida Fund	0.75%	0.25%	1.00%	0.78%	43,704
Georgia Fund	0.75%	0.25%	1.00%	1.00%	37,820
Maryland Fund	0.75%	0.25%	1.00%	1.00%	74,372
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	161,440

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$351,680

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$249,346	$401,079	$1,148,292	$120,563	$186,473	$326,756	$693,914

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2010, based on each class’ average daily net assets.

Arkansas Fund: Effective August 1, 2009, the service fee rate for Class A is 0.25%, MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $169,995 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate for Class A was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $5,171 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect.

California Fund: Effective August 1, 2009, the service fee rate for Class A is 0.25%, MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $318,184 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate for Class A was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $15,959 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect.

Florida Fund: Effective August 1, 2009, the service fee rate for Class A is 0.25%, MFD has agreed in writing to reduce the Class A service fee to 0.00%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $76,859 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, payment of the fund’s 0.25% Class A service fee was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced to 0.00% by MFD under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $6,821 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was not in effect.

79

Notes to Financial Statements – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2010, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$10,000	$—	$—	$—	$18
Class B	5,655	8,224	8,309	4,181	1,991	3,058	6,479
Class C	N/A	N/A	9,256	N/A	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2010, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$20,794	$53,025	$118,679	$16,071	$17,689	$42,260	$80,989
Percentage of average daily net assets	0.0256%	0.0312%	0.0325%	0.0321%	0.0280%	0.0390%	0.0353%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$28,495	$44,597	$101,293	$17,725	$23,842	$35,535	$57,074

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2010 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0278%	0.0219%	0.0191%	0.0351%	0.0311%	0.0250%	0.0205%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense for each fund. These amounts are included in independent Trustees’ compensation on the Statements of Operations and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$663	$721	$1,215	$720	$597	$1,162	$1,177

The liability for deferred retirement benefits payable to certain independent Trustees in connection with the DB plan amounted to the following at March 31, 2010, and is included in payable for independent Trustees’ compensation on the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$7,203	$6,923	$15,420	$6,916	$8,128	$10,939	$10,893

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the

80

Notes to Financial Statements – continued

provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended March 31, 2010, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$899	$1,859	$4,052	$560	$698	$1,203	$2,512

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$473	$978	$2,137	$295	$369	$635	$1,325

Each fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$25,376,106	$46,123,139	$117,122,880	$2,484,164	$15,768,571	$29,882,256	$80,254,516
Sales	$20,938,836	$14,446,579	$107,390,569	$2,933,943	$9,860,191	$24,878,558	$45,959,086

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Year ended 3/31/10		Year ended 3/31/09		Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,459,582	$14,771,757	1,524,765	$14,907,781	4,010,435	$39,315,304	1,838,224	$17,596,391
Class B	27,279	273,331	43,365	411,313	301,635	2,973,205	92,195	878,328
	1,486,861	$15,045,088	1,568,130	$15,319,094	4,312,070	$42,288,509	1,930,419	$18,474,719

Shares issued to shareholders in reinvestment of distributions
Class A	233,138	$2,362,427	242,516	$2,368,152	450,786	$4,435,544	522,341	$4,922,940
Class B	18,221	184,367	26,442	257,896	15,125	149,003	19,579	184,515
	251,359	$2,546,794	268,958	$2,626,048	465,911	$4,584,547	541,920	$5,107,455

Shares reacquired
Class A	(1,111,094)	$(11,202,857)	(1,665,282)	$(16,211,535)	(1,420,327)	$(13,943,704)	(1,573,532)	$(14,742,954)
Class B	(227,766)	(2,300,247)	(194,172)	(1,878,160)	(147,772)	(1,456,119)	(150,020)	(1,416,677)
	(1,338,860)	$(13,503,104)	(1,859,454)	$(18,089,695)	(1,568,099)	$(15,399,823)	(1,723,552)	$(16,159,631)

Net change
Class A	581,626	$5,931,327	101,999	$1,064,398	3,040,894	$29,807,144	787,033	$7,776,377
Class B	(182,266)	(1,842,549)	(124,365)	(1,208,951)	168,988	1,666,089	(38,246)	(353,834)
	399,360	$4,088,778	(22,366)	$(144,553)	3,209,882	$31,473,233	748,787	$7,422,543

81

Notes to Financial Statements – continued

	California Fund				Florida Fund
	Year ended 3/31/10		Year ended 3/31/09		Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	9,025,895	$49,189,461	10,147,433	$54,058,519	526,615	$4,963,375	633,254	$5,909,039
Class B	244,889	1,338,564	218,963	1,166,444	41,289	390,859	65,703	605,341
Class C	1,835,576	10,011,433	1,473,546	7,794,943	N/A	N/A	N/A	N/A
	11,106,360	$60,539,458	11,839,942	$63,019,906	567,904	$5,354,234	698,957	$6,514,380

Shares issued to shareholders in reinvestment of distributions
Class A	1,468,607	$8,022,294	1,736,958	$9,217,000	106,382	$1,001,027	131,375	$1,198,662
Class B	78,361	427,087	136,182	725,241	9,457	88,850	12,192	111,395
Class C	124,262	681,314	132,464	704,542	N/A	N/A	N/A	N/A
	1,671,230	$9,130,695	2,005,604	$10,646,783	115,839	$1,089,877	143,567	$1,310,057

Shares reacquired
Class A	(8,901,187)	$(48,464,716)	(16,223,876)	$(85,636,027)	(651,868)	$(6,088,753)	(1,235,993)	$(11,241,799)
Class B	(1,616,183)	(8,846,980)	(2,189,165)	(11,493,065)	(178,799)	(1,689,086)	(296,490)	(2,744,483)
Class C	(897,563)	(4,919,141)	(890,232)	(4,625,186)	N/A	N/A	N/A	N/A
	(11,414,933)	$(62,230,837)	(19,303,273)	$(101,754,278)	(830,667)	$(7,777,839)	(1,532,483)	$(13,986,282)

Net change
Class A	1,593,315	$8,747,039	(4,339,485)	$(22,360,508)	(18,871)	$(124,351)	(471,364)	$(4,134,098)
Class B	(1,292,933)	(7,081,329)	(1,834,020)	(9,601,380)	(128,053)	(1,209,377)	(218,595)	(2,027,747)
Class C	1,062,275	5,773,606	715,778	3,874,299	N/A	N/A	N/A	N/A
	1,362,657	$7,439,316	(5,457,727)	$(28,087,589)	(146,924)	$(1,333,728)	(689,959)	$(6,161,845)

	Georgia Fund				Maryland Fund
	Year ended 3/31/10		Year ended 3/31/09		Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,275,340	$13,381,028	1,151,749	$11,795,811	1,303,797	$14,069,435	817,136	$8,505,319
Class B	47,629	498,843	38,603	392,421	60,358	650,347	20,930	215,761
	1,322,969	$13,879,871	1,190,352	$12,188,232	1,364,155	$14,719,782	838,066	$8,721,080

Shares issued to shareholders in reinvestment of distributions
Class A	160,222	$1,677,826	211,245	$2,097,556	256,997	$2,759,854	301,252	$3,094,331
Class B	8,076	84,725	18,295	182,384	14,814	158,634	23,784	244,264
	168,298	$1,762,551	229,540	$2,279,940	271,811	$2,918,488	325,036	$3,338,595

Shares reacquired
Class A	(717,240)	$(7,546,675)	(688,605)	$(6,853,876)	(930,744)	$(10,040,186)	(1,536,364)	$(15,662,377)
Class B	(186,850)	(1,949,716)	(258,244)	(2,609,229)	(330,014)	(3,534,168)	(340,439)	(3,477,387)
	(904,090)	$(9,496,391)	(946,849)	$(9,463,105)	(1,260,758)	$(13,574,354)	(1,876,803)	$(19,139,764)

Net change
Class A	718,322	$7,512,179	674,389	$7,039,491	630,050	$6,789,103	(417,976)	$(4,062,727)
Class B	(131,145)	(1,366,148)	(201,346)	(2,034,424)	(254,842)	(2,725,187)	(295,725)	(3,017,362)
	587,177	$6,146,031	473,043	$5,005,067	375,208	$4,063,916	(713,701)	$(7,080,089)

82

Notes to Financial Statements – continued

	Massachusetts Fund
	Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,070,877	$55,482,081	2,897,514	$29,859,717
Class B	112,992	1,227,921	114,114	1,187,294
	5,183,869	$56,710,002	3,011,628	$31,047,011

Shares issued to shareholders in reinvestment of distributions
Class A	532,924	$5,829,613	490,887	$5,091,501
Class B	34,612	378,541	49,797	518,791
	567,536	$6,208,154	540,684	$5,610,292

Shares reacquired
Class A	(2,100,505)	$(22,982,181)	(2,901,758)	$(29,550,894)
Class B	(558,143)	(6,119,781)	(736,520)	(7,722,780)
	(2,658,648)	$(29,101,962)	(3,638,278)	$(37,273,674)

Net change
Class A	3,503,296	$38,329,513	486,643	$5,400,324
Class B	(410,539)	(4,513,319)	(572,609)	(6,016,695)
	3,092,757	$33,816,194	(85,966)	$(616,371)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended March 31, 2010, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$1,414	$2,888	$6,370	$878	$1,088	$1,883	$3,915
Interest Expense	$—	$—	$—	$—	$—	$—	$—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2010, are as follows:

	Underlying Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Alabama Fund	1,959,869	26,334,597	(27,710,865)	583,601
Arkansas Fund	4,265,949	45,508,927	(44,641,003)	5,133,873
California Fund	8,577,179	117,878,882	(120,835,094)	5,620,967
Florida Fund	984,804	7,403,771	(7,702,084)	686,491
Georgia Fund	774,568	20,263,218	(19,571,991)	1,465,795
Maryland Fund	194,806	35,089,897	(34,083,185)	1,201,518
Massachusetts Fund	5,580,865	67,975,960	(73,412,112)	144,713

83

Notes to Financial Statements – continued

	Underlying Funds – MFS Institutional Money Market Portfolio
	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$3,634	$583,601
Arkansas Fund	—	—	10,719	5,133,873
California Fund	—	—	20,552	5,620,967
Florida Fund	—	—	1,758	686,491
Georgia Fund	—	—	2,216	1,465,795
Maryland Fund	—	—	4,263	1,201,518
Massachusetts Fund	—	—	11,924	144,713

84

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund (the “Funds”) (each a portfolio comprising MFS Municipal Series Trust) as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds constituting MFS Municipal Series Trust as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2010

85

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of the MFS Municipal Series Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	3,148,608,458.797	48,724,942.416
Lawrence H. Cohn, M.D.	3,139,197,940.941	58,135,460.722
Maureen R. Goldfarb	3,148,250,189.942	49,083,211.271
David H. Gunning	3,148,075,995.013	49,257,406.201
William R. Gutow	3,146,872,731.240	50,460,669.973
Michael Hegarty	3,149,134,569.376	48,198,831.838
John P. Kavanaugh	3,149,053,580.903	48,279,820.310
Robert J. Manning	3,148,783,841.981	48,549,559.232
Robert C. Pozen	3,149,246,365.076	48,087,036.137
J. Dale Sherratt	3,140,538,059.148	56,795,342.065
Laurie J. Thomsen	3,149,279,115.090	48,054,286.123
Robert W. Uek	3,146,034,726.805	51,298,674.408

86

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2010, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, Chief Investment Officer and Director, President (until December 2009)

Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Medtronic, Inc, (medical devices), Director (since 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009); The Bank of New York, Director (finance), (March 2004 to May 2005); Telesat (satellite communications), Director (until November 2007)

INDEPENDENT TRUSTEES
David H. Gunning (born 5/30/42)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non Executive Chairman; Southwest Gas Corp. (natural gas distribution), Director (until May 2004); Portman Limited (mining), Director (until 2008)

Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	June 1989	Brigham and Women’s Hospital, Senior Cardiac Surgeon (since 2005); Harvard Medical School, Professor of Cardiac Surgery; Partners HealthCare, Physician Director of Medical Device Technology (since 2006); Brigham and Women’s Hospital, Chief of Cardiac Surgery (until 2005)

Maureen R. Goldfarb (born 4/6/55)	Trustee	January 2009	Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer (until 2004)

William R. Gutow (born 9/27/41)	Trustee	December 1993	Private investor and real estate consultant ; Capital Entertainment Management Company (video franchise), Vice Chairman; Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2009)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Private investor; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until 2001)

John P. Kavanaugh (born 11/4/54)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Executive Partner (since 2006); Private investor; The Travelers Companies (commercial property liability insurance), Director; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004)

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); TT International Funds (mutual fund complex), Trustee (until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (until 2005)

OFFICERS
Maria F. Dwyer (k) (born 12/01/58)	President	March 2004	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)

Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran (k) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

87

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)

Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)

Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006-July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006-October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)

Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)

Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)

Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)

Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)

James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. Dwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Each Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Kavanaugh, Sherratt, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2010, the Trustees served as board members of 99 funds within the MFS Family of Funds.

88

Trustees and Officers – continued

The Statement of Additional Information for the Fund and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.

500 Boylston Street, Boston, MA 02116-3741

Portfolio Manager

Michael Dawson

Custodian JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081 Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116

89

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2010 income tax forms in January 2011. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

Capital Gains
Arkansas Fund	$138,000
Georgia Fund	212,000
Maryland Fund	40,000
Massachusetts Fund	961,000

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If a fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

Exempt Interest Dividends
Alabama Fund	100.00%
Arkansas Fund	100.00%
California Fund	100.00%
Florida Fund	100.00%
Georgia Fund	100.00%
Maryland Fund	100.00%
Massachusetts Fund	100.00%

90

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

91

MFS® INVESTMENT MANAGEMENT

3/31/10 Annual report

MFS® Municipal Series Trust

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-ANN

MFS® Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,

South Carolina, Tennessee, Virginia, and West Virginia

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 17, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.2%
State & Local Agencies	17.1%
Healthcare Revenue – Hospitals	14.2%
Water & Sewer Utility Revenue	11.4%
General Obligations – General Purpose	7.6%

Credit quality (a)(i)
AAA	6.1%
AA	36.6%
A	27.4%
BBB	18.7%
BB	2.2%
B	0.2%
Other	8.8%

Portfolio facts (i)
Average Duration (d)	8.9
Average Effective Maturity (m)	16.7 yrs.

MFS® New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	17.6%
State & Local Agencies	12.9%
Water & Sewer Utility Revenue	8.4%
Healthcare Revenue – Hospitals	8.3%
Tax – Other	7.0%

Credit quality (a)(i)
AAA	5.0%
AA	37.9%
A	33.0%
BBB	15.8%
BB	1.3%
B	0.9%
Other	6.1%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	20.7 yrs.

MFS® North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.9%
Healthcare Revenue – Hospitals	18.1%
Utilities – Municipal Owned	12.5%
Water & Sewer Utility Revenue	9.9%
State & Local Agencies	6.0%

Credit quality (a)(i)
AAA	7.4%
AA	57.7%
A	19.7%
BBB	11.7%
BB	0.8%
B	0.1%
Other	2.6%

Portfolio facts (i)
Average Duration (d)	9.3
Average Effective Maturity (m)	18.2 yrs.

(a)	Included in the rating categories are: debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings are shown in the S&P scale and are subject to change. Assets not included in the rated securities categories are included in the “Other” category and include treasury bond futures, unrated securities, cash and cash equivalents.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 3/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.0%
Universities – Colleges	16.0%
General Obligations – Schools	14.9%
Water & Sewer Utility Revenue	9.7%
Single Family Housing – State	8.1%

Credit quality (a)(i)
AAA	1.3%
AA	35.2%
A	25.7%
BBB	30.0%
BB	1.3%
B	0.2%
Other	6.3%

Portfolio facts (i)
Average Duration (d)	9.2
Average Effective Maturity (m)	18.0 yrs.

MFS® South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.6%
Water & Sewer Utility Revenue	16.1%
Universities – Colleges	11.9%
Utilities – Municipal Owned	10.8%
General Obligations – General Purpose	6.4%

Credit quality (a)(i)
AAA	7.0%
AA	37.6%
A	29.0%
BBB	18.0%
BB	0.5%
B	1.0%
Other	6.9%

Portfolio facts (i)
Average Duration (d)	8.9
Average Effective Maturity (m)	19.3 yrs.

MFS® Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.4%
State & Local Agencies	13.3%
Utilities – Municipal Owned	13.1%
Water & Sewer Utility Revenue	12.9%
Single Family Housing – State	10.7%

Credit quality (a)(i)
AAA	4.6%
AA	60.2%
A	14.9%
BBB	13.4%
BB	1.2%
B	0.7%
Other	5.0%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	18.6 yrs.

(a)	Included in the rating categories are: debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings are shown in the S&P scale and are subject to change. Assets not included in the rated securities categories are included in the “Other” category and include treasury bond futures, unrated securities, cash and cash equivalents.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 3/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	21.4%
Healthcare Revenue – Hospitals	18.0%
State & Local Agencies	13.9%
Single Family Housing – State	6.6%
Utilities – Municipal Owned	6.1%

Credit quality (a)(i)
AAA	18.4%
AA	35.8%
A	24.3%
BBB	15.5%
BB	2.6%
B	0.5%
Other	2.9%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	19.3 yrs.

MFS® West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	19.0%
Universities – Colleges	15.4%
Water & Sewer Utility Revenue	14.3%
General Obligations – General Purpose	14.0%
Healthcare Revenue – Hospitals	13.1%

Credit quality (a)(i)
AAA	6.9%
AA	15.0%
A	40.2%
BBB	23.9%
BB	1.1%
B	0.5%
Other	12.4%

Portfolio facts (i)
Average Duration (d)	8.8
Average Effective Maturity (m)	17.0 yrs.

(a)	Included in the rating categories are: debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings are shown in the S&P scale and are subject to change. Assets not included in the rated securities categories are included in the “Other” category and include treasury bond futures, unrated securities, cash and cash equivalents.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 3/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

During the reporting period, Class A shares, at net asset value, of the Mississippi, New York, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia funds outperformed the Barclays Capital Municipal Bond Index. The Class A shares, at net asset value, of the North Carolina fund underperformed the benchmark during the same period. For detailed performance information, please see the Performance Summary section of this report.

Market Environment

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during the reporting period. Just prior to the beginning of the period, the fallout from a series of tumultuous financial events pushed global equity and credit markets to their lowest points during the crisis. Not only did Europe and Japan fall into very deep recessions, but an increasingly powerful engine of global growth – emerging markets – also contracted almost across the board. The subsequent recovery in global activity has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the early part of the reporting period, with the policy rate having been cut almost to 0%, the Fed continued to use its new lending facilities to alleviate ever-tightening credit markets. On the fiscal front, the U.S. Treasury designed and began implementing a massive fiscal stimulus package. As inflationary concerns diminished in the face of global deleveraging and equity and credit markets deteriorated more sharply, central banks around the world also cut interest rates dramatically. Early in the period, as several central banks had already approached their lower bound on policy rates, some central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity.

However, by the middle of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

The municipal bond market ended this twelve month period substantially stronger than where it began with high-grade and high-yield bond index prices sharply higher over the previous year. With low money market yields, mutual fund inflows were strong and consistent. Additionally, the Build America Bond program gained significant traction and effectively reduced new issue supply of municipals.

At the end of March, 2009, yields on AAA-rated municipals were 137% of comparable maturity U.S. Treasury yields. While well off from its highs of over 200%, this ratio rallied further throughout the trailing twelve months settling at 89% on March 31, 2010. Additionally, spreads between high-grade municipals and high-yield municipals continued to tighten throughout the year. The highest returns were generally in the lower-rated securities as investors looked broadly to add risk with little opportunity to execute that strategy in the primary market due to limited high yield supply.

Factors Affecting Performance

Allocation of credit quality was a major contributing factor to positive relative performance. For all funds except the North Carolina fund, a greater exposure to “BBB” rated (r) and below-investment-grade securities, and the resulting underweighted position in bonds rated higher than “BBB”, boosted relative results. Bonds within the lower-quality sectors outperformed higher-quality issues over the reporting period as investors appeared to be recovering their appetite for risk in an improving economy. The North Carolina fund generally held higher-quality municipal bonds than the broad index as the supply of lower-quality bonds within the state was limited.

The funds’ longer duration (d) relative to the benchmark also bolstered relative results as yields generally fell over the reporting period due, in part, to improved economic conditions, stronger cash flows into municipal bond funds, and lower traditional municipal issuance as a result of the higher issuance of tax credit Build America Bonds. The funds’ yield curve (y) positioning, particularly a greater exposure to bonds with maturities of 11 to 14 years, also enhanced relative returns as this area of the curve performed well relative to the overall benchmark.

Management Review – continued

Among the industry sectors, health care and housing were notable contributors to relative performance. The health care sector provided significant positive relative returns for all funds. The housing sector helped all funds except the Mississippi and New York funds, where the effect was neutral. On the negative side, although the credit-enhanced bond sector benefited the South Carolina and West Virginia funds, it significantly held back results for the Tennessee and Virginia funds. A lesser exposure to the tobacco sector hurt relative performance for all funds as this sector outperformed the benchmark over the reporting period.

Respectfully,

Michael Dawson

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/10

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund’s results have been compared to the Barclays Capital Municipal Bond Index, a market capitalization-weighted index that measures the performance of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the fund is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS® Mississippi Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Mississippi Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	8/06/92	10.10%	4.47%	5.26%
B	9/07/93	9.22%	3.67%	4.44%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		4.87%	3.46%	4.75%
B With CDSC (Declining over six years from 4% to 0%) (x)		5.22%	3.32%	4.44%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® New York Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® New York Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/06/88	11.53%	4.18%	5.19%	N/A
B	9/07/93	10.73%	3.40%	4.39%	N/A
C	12/11/00	10.70%	3.40%	N/A	4.04%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%	N/A

Average annual with sales charge
A With Initial Sales Charge (4.75%)		6.23%	3.17%	4.68%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		6.73%	3.06%	4.39%	N/A
C With CDSC (1% for 12 months) (x)		9.70%	3.40%	N/A	4.04%
CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® North Carolina Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® North Carolina Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	9.55%	4.10%	5.03%
B	9/07/93	8.65%	3.38%	4.33%
C	1/03/94	8.63%	3.40%	4.33%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		4.35%	3.09%	4.52%
B With CDSC (Declining over six years from 4% to 0%) (x)		4.65%	3.04%	4.33%
C With CDSC (1% for 12 months) (x)		7.63%	3.40%	4.33%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® Pennsylvania Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Pennsylvania Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/01/93	11.49%	4.10%	5.31%
B	9/07/93	10.51%	3.29%	4.48%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		6.20%	3.09%	4.80%
B With CDSC (Declining over six years from 4% to 0%) (x)		6.51%	2.94%	4.48%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® South Carolina Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® South Carolina Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	10.77%	3.82%	5.01%
B	9/07/93	9.95%	3.13%	4.32%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		5.51%	2.82%	4.50%
B With CDSC (Declining over six years from 4% to 0%) (x)		5.95%	2.78%	4.32%

CDSC	– Contingent Deferred Sales Charge.
(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® Tennessee Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Tennessee Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	8/12/88	10.46%	3.99%	4.96%
B	9/07/93	9.65%	3.30%	4.27%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		5.21%	2.99%	4.45%
B With CDSC (Declining over six years from 4% to 0%) (x)		5.65%	2.95%	4.27%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® Virginia Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® Virginia Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	11.34%	4.15%	5.06%
B	9/07/93	10.62%	3.47%	4.37%
C	1/03/94	10.50%	3.45%	4.36%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		6.05%	3.14%	4.55%
B With CDSC (Declining over six years from 4% to 0%) (x)		6.62%	3.13%	4.37%
C With CDSC (1% for 12 months) (x)		9.50%	3.45%	4.36%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® West Virginia Municipal Bond Fund

Growth of a Hypothetical $10,000 Investment

MFS® West Virginia Municipal Bond Fund

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	10.22%	3.43%	4.68%
B	9/07/93	9.31%	2.72%	4.00%

Comparative benchmark
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%

Average annual with sales charge
A With Initial Sales Charge (4.75%)		4.98%	2.43%	4.18%
B With CDSC (Declining over six years from 4% to 0%) (x)		5.31%	2.38%	4.00%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As a fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, October 1, 2009 through March 31, 2010

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.79%	$1,000.00	$1,004.46	$3.95
	Hypothetical (h)	0.79%	$1,000.00	$1,020.99	$3.98
B	Actual	1.46%	$1,000.00	$1,001.12	$7.28
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34

MFS® NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.88%	$1,000.00	$1,005.54	$4.40
	Hypothetical (h)	0.88%	$1,000.00	$1,020.54	$4.43
B	Actual	1.63%	$1,000.00	$1,001.81	$8.14
	Hypothetical (h)	1.63%	$1,000.00	$1,016.80	$8.20
C	Actual	1.63%	$1,000.00	$1,001.76	$8.13
	Hypothetical (h)	1.63%	$1,000.00	$1,016.80	$8.20

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.86%	$1,000.00	$999.66	$4.29
	Hypothetical (h)	0.86%	$1,000.00	$1,020.64	$4.33
B	Actual	1.61%	$1,000.00	$995.92	$8.01
	Hypothetical (h)	1.61%	$1,000.00	$1,016.90	$8.10
C	Actual	1.61%	$1,000.00	$995.88	$8.01
	Hypothetical (h)	1.61%	$1,000.00	$1,016.90	$8.10

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.81%	$1,000.00	$1,008.28	$4.06
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
B	Actual	1.57%	$1,000.00	$1,003.44	$7.84
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.90%	$1,000.00	$1,009.50	$4.51
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.65%	$1,000.00	$1,006.59	$8.25
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30

MFS® TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.92%	$1,000.00	$1,007.07	$4.60
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
B	Actual	1.67%	$1,000.00	$1,003.33	$8.34
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.87%	$1,000.00	$1,007.30	$4.35
	Hypothetical (h)	0.87%	$1,000.00	$1,020.59	$4.38
B	Actual	1.62%	$1,000.00	$1,004.44	$8.10
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15
C	Actual	1.62%	$1,000.00	$1,003.52	$8.09
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.90%	$1,000.00	$1,003.54	$4.50
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.65%	$1,000.00	$998.91	$8.22
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.4%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,533,849

General Obligations - General Purpose - 7.6%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$451,396
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	215,831
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	378,388
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,458,312
Hinds County, MS, NATL, 6.25%, 2011	1,285,000	1,350,625
Mississippi Development Bank Special Obligations (Jackson, Mississippi), AGM, 5.25%, 2020	620,000	695,770
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	395,568
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	367,649
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	411,921
State of California, 6%, 2039	700,000	738,528
		$8,463,988
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$35,000	$37,288
Guam Government, “A”, 5.25%, 2037	155,000	133,457
Guam Government, “A”, 7%, 2039	40,000	42,886
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	235,000	195,254
		$408,885
General Obligations - Schools - 3.2%
Biloxi, MS, Public School District, NATL, 5%, 2021	$1,000,000	$1,045,330
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,026,200
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	1,042,340
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	488,440
		$3,602,310
Healthcare Revenue - Hospitals - 14.0%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$375,000	$365,963
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	2,250,000	2,250,495
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,002,150
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	502,850

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	$1,110,000	$1,114,107
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	355,000	359,026
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	106,343
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	337,308
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	728,674
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	170,000	175,556
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	306,330
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,022,130
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,003,370
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), AGM, 5.625%, 2011 (c)	1,000,000	1,047,640
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	996,370
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	443,225
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	245,315
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	240,278
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	217,946
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	552,547
South Broward, FL, Hospital District Rev., 5%, 2036	485,000	486,261
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	520,000	517,031
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	146,009
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	189,720

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	$75,000	$79,755
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	198,355
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	688,506
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	430,000	394,813
		$15,718,073
Industrial Revenue - Environmental Services - 0.2%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (b)	$250,000	$255,950

Industrial Revenue - Other - 0.6%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$456,990
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	209,525
		$666,515
Industrial Revenue - Paper - 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$820,253
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	728,430
		$1,548,683
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$850,000	$793,977

Multi-Family Housing Revenue - 1.0%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037	$150,000	$98,714
Mississippi Home Corp., Multifamily Rev. (Providence Place of Sanitobia LLC), GNMA, 5.35%, 2048	1,000,000	994,120
		$1,092,834
Sales & Excise Tax Revenue - 1.9%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$859,613
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	713,722
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	1,085,000	245,232
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	320,383
		$2,138,950

Issuer	Shares/Par	Value ($)

Single Family Housing - Other - 0.8%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,000,000	$915,980

Single Family Housing - State - 3.4%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2 “, GNMA, 5.3%, 2034	$250,000	$255,040
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	130,000	135,665
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	410,000	424,690
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	380,000	379,206
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	130,000	137,591
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	440,000	440,255
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	245,000	254,403
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	270,000	278,338
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	535,000	536,027
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	140,000	145,237
Mississippi Housing Finance Corp., Single Family Mortgage Rev., ETM, 0%, 2015 (c)	1,000,000	877,600
		$3,864,052
State & Agency - Other - 0.9%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,036,210

State & Local Agencies - 16.9%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$175,000	$174,998
Lamar County, MS (Jail Project), NATL, 5.1%, 2021	430,000	439,503
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	190,000	200,313
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,081,100
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,369,368
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,044,660
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,160,678
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	1,550,000	1,626,911

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	$1,000,000	$1,070,610
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,003,140
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	783,945
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,336,202
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,020,770
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	909,697
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,020,830
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	862,313
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	748,403
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,763,885
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	796,799
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	517,550
		$18,931,675
Tax - Other - 2.1%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,250,000	$1,361,163
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	125,000	129,320
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	40,969
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	119,463
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	137,261
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	295,000	303,590
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	85,000	82,932
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	86,903

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	$85,000	$85,382
		$2,346,983
Tobacco - 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$137,856
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	150,000	126,356
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	190,000	137,877
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	368,834
		$770,923
Transportation - Special Tax - 2.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,202,691
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,307,070
		$2,509,761
Universities - Colleges - 18.0%
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,029,660
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	950,986
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (b)	475,000	493,829
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,511,029
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	815,955
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,087,670
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), 5%, 2034	1,000,000	1,004,310
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,083,360
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,039,190
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	254,168
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction), “A-1”, 5.25%, 2033	400,000	426,052
Mississippi Valley State University, Educational Building Corp. Rev., NATL, 5.5%, 2010 (c)	890,000	925,191

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	$875,000	$911,733
University of California Rev., “J”, AGM, 4.5%, 2035	985,000	943,492
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,558,845
University of Mississippi, Educational Building Corp. Rev. (Residential College), “C”, 4.75%, 2034	715,000	713,949
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	495,105
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	775,605
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	1,000,000	1,070,400
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,035,580
		$20,126,109
Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$370,000	$406,364
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	265,000	295,117
		$701,481
Utilities - Municipal Owned - 7.3%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,005,750
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	485,000	533,282
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	173,130
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	969,810
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	158,488
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	102,093
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	496,577
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	967,980
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,064,671

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	$1,000,000	$1,037,820
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	570,000	622,999
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	1,000,000	1,077,490
		$8,210,090
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$381,945
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	186,730
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	95,426
		$664,101
Water & Sewer Utility Revenue - 11.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$411,116
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,065,320
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	286,279
Grenada, MS, Mississippi Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,025,150
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,347,216
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,681,484
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), AGM, 5.625%, 2012 (c)	500,000	560,425
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,176,760
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029 (f)	2,000,000	2,048,280
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	252,353
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	800,000	799,944
		$12,654,327
Total Municipal Bonds (Identified Cost, $105,489,764)		$108,955,706

Portfolio of Investments – continued

Money Market Funds (v) - 1.5%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	1,617,861	$1,617,861
Total Investments (Identified Cost, $107,107,625)		$110,573,567

Other Assets, Less Liabilities - 1.3%		1,476,524
Net Assets - 100.0%		$112,050,091

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	10	$1,162,500	Jun-10	$4,083

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.8%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$1,010,176
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	2,063,020
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,054,780
		$4,127,976
General Obligations - General Purpose - 3.5%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$495,000	$485,620
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	875,995
New York, NY, “A”, 6%, 2010 (c)	990,000	1,006,048
New York, NY, “A”, 5%, 2039	1,500,000	1,551,990
New York, NY, “B”, 5.375%, 2010 (c)	210,000	215,525
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,067,620
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,051,930
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,159,600
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,009
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,148
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	373,136
		$7,802,621
General Obligations - Improvement - 0.5%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$141,596
Guam Government, “A”, 6.75%, 2029	635,000	676,504
Guam Government, “A”, 5.25%, 2037	290,000	249,693
Guam Government, “A”, 7%, 2039	105,000	112,575
		$1,180,368
General Obligations - Schools - 1.9%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,773,028
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	570,835
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	597,295
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	619,165
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	637,315
		$4,197,638
Healthcare Revenue - Hospitals - 8.1%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$1,012,830
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	115,000	115,285

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	$460,000	$422,064
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	404,085
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,269,675
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	142,374
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,430,000	1,380,665
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	986,523
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	54,965
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	733,065
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	713,100
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,625,080
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,200,580
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	750,000	761,903
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	250,333
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	500,700
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	765,153
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,075,110
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	480,000	479,990
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	469,120
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,011,920
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	175,461

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	$395,000	$423,515
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	945,000	867,671
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	292,500
		$18,133,667
Healthcare Revenue - Long Term Care - 1.1%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$330,676
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	550,000	511,605
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	320,258
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	119,992
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	180,052
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	391,310
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	341,184
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,604
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	135,993
		$2,351,674
Human Services - 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$192,032
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	679,161
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	705,000	763,085
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	442,970
		$2,077,248
Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$101,042

Issuer	Shares/Par	Value ($)

Industrial Revenue - Airlines - continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	$350,000	$354,340
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	252,700
		$708,082
Industrial Revenue - Other - 2.3%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$3,211,259
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	433,450
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,097,650
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	429,028
		$5,171,387
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,832
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	706,300
		$1,177,132
Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,798,108
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	439,999	1,320
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	2,000,000	2,182,180
		$3,981,608
Miscellaneous Revenue - Other - 0.9%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,038,550
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	1,045,000	922,787
		$1,961,337
Multi-Family Housing Revenue - 4.2%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$4,020,000	$4,019,839
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	805,000	753,665
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,010,020

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - continued
New York, NY, City Housing Development Corp., 5.5%, 2034	$2,000,000	$2,002,160
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	497,755
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	994,130
		$9,277,569
Sales & Excise Tax Revenue - 1.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$574,236
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	991,280
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,070,000	1,122,387
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	640,767
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	488,547
		$3,817,217
Single Family Housing - State - 3.2%
New York Mortgage Agency Rev., 5.1%, 2024	$2,000,000	$2,003,560
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,650,936
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	484,085
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,543,245
New York Mortgage Agency Rev., “158”, 6.6%, 2038	1,290,000	1,404,333
		$7,086,159
Solid Waste Revenue - 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$875,755

State & Agency - Other - 1.9%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$906,664
New York Dormitory Authority (State University), 5.375%, 2010 (c)	1,500,000	1,523,295
New York Dormitory Authority (Upstate Community Colleges), “A”, AGM, 6%, 2010 (c)	1,010,000	1,033,765
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	739,210
		$4,202,934
State & Local Agencies - 12.8%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.919%, 2037	$1,405,000	$996,693
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,726,630

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
New York Dormitory Authority (State University), 5.875%, 2017	$1,130,000	$1,311,184
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,728,025
New York Dormitory Authority Rev., Mental Health Services, “B”, AGM, 5.25%, 2010 (c)	35,000	35,625
New York Dormitory Authority Rev., Mental Health Services, “D”, AGM, 5.25%, 2010 (c)	35,000	35,625
New York Dormitory Authority Rev., Mental Health Services, “D”, NATL, 5.25%, 2011 (c)	105,000	111,787
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	730,902
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,008,800
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2010 (c)	10,000	10,179
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,112
New York Dormitory Authority Rev., State Supported Debt, 5%, 2035	2,000,000	2,008,440
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2022	1,500,000	1,607,550
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2033	2,000,000	2,079,220
New York Dormitory Authority State Personal Income Tax Rev., 5%, 2038	1,000,000	1,039,430
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,042,350
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,021,040
New York Urban Development Corp. Rev., “B-1”, 5%, 2036 (f)	3,000,000	3,136,320
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,188,100
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,132,300
United Nations Development Corp., “A”, 5%, 2026	500,000	525,245
		$28,500,557
Tax - Other - 6.9%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,600,000	$1,742,288
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	270,000	279,331
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	92,181
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,845,410
Hudson Yards Infrastructure Corp. Rev., “A”, AGM, 5%, 2047	2,500,000	2,410,250
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,097,260

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	$3,000,000	$3,147,480
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,026,360
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,051,700
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	652,462
		$15,344,722
Tobacco - 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$325,000	$298,688
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	330,000	277,982
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	405,000	293,896
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	765,000	520,850
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,230,000	866,215
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	786,176
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	421,524
New York County Tobacco Trust II, 5.625%, 2035	800,000	726,616
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	399,045
		$4,590,992
Toll Roads - 3.2%
Triborough Bridge & Tunnel Authority Rev., NY, 5%, 2037	$2,000,000	$2,081,000
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,108,580
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	2,076,420
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	545,000	580,087
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	316,017
		$7,162,104
Transportation - Special Tax - 3.3%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	$2,000,000	$2,022,320
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	2,410,000	2,409,880
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,295,060
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	665,000	708,804
		$7,436,064

Issuer	Shares/Par	Value ($)

Universities - Colleges - 17.4%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$930,620
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,097,700
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	517,170
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5.75%, 2039	1,000,000	1,002,740
Hempstead, NY, Local Development Corp. Rev., (Adelphi University), “B”, 5.25%, 2039	500,000	515,265
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	1,996,737
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,625,211
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	981,350
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,110,942
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,026,780
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	3,120,930
New York Dormitory Authority Rev. (Pace University), NATL, 6%, 2010 (c)	1,700,000	1,740,001
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	308,847
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	619,464
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,112,700
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.25%, 2029	1,000,000	1,000,640
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,007,880
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	2,955,000	3,079,051
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), AMBAC, 5.5%, 2010 (c)	2,500,000	2,555,875
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	1,000,000	1,036,610
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), 5.5%, 2039	1,000,000	1,041,360
New York Dormitory Authority Rev., Non-State Supported Debt (Yeshiva University), 5%, 2034	1,500,000	1,555,755

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
New York, NY, City Trust Cultural Resource Rev. (Juilliard), “A”, 5%, 2034	$1,850,000	$1,948,883
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,037,500
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	484,140
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,210,426
Suffolk County, NY, Industrial Development Agency Rev. (New York Institute of Technology Project), 5%, 2026	450,000	453,672
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	612,672
		$38,730,921
Utilities - Investor Owned - 1.1%
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	$1,000,000	$1,008,440
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,503,525
		$2,511,965
Utilities - Municipal Owned - 5.4%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$1,006,230
Long Island Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,134,500
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,233,940
Long Island Power Authority, Electric Systems Rev., “C”, 5%, 2035	2,000,000	2,010,780
Long Island Power Authority, Electric Systems Rev., “C”, AGM, 5%, 2035	1,520,000	1,528,193
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,015,540
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	858,246
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	200,626
		$11,988,055
Utilities - Other - 0.5%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,196,842

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 8.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	$500,000	$496,260
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,364,314
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,262,066
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	176,832
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	30,000	30,085
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	10,000	10,030
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,126,830
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	955,026
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,020,768
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,279,262
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	1,059,940
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	2,059,500
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	1,500,000	1,544,625
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	920,000	902,345
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,562,700
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	626,814
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	835,000	943,191
Suffolk County, NY, Water Authority Rev., NATL, 5.1%, 2012	660,000	715,117
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	235,000	255,678
		$18,391,383
Total Municipal Bonds (Identified Cost, $207,151,090)		$213,983,977

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	1,797,699	$1,797,699
Total Investments (Identified Cost, $208,948,789)		$215,781,676

Other Assets, Less Liabilities - 3.3%		7,296,704
Net Assets - 100.0%		$223,078,380

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (short)	USD	50	$5,806,250	Jun-10	$5,685
U.S. Treasury Note 10 yr (short)	USD	20	2,325,000	Jun-10	8,165

					$13,850

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 3.5%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,493,392
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,022,660
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,506,752
Charlotte, NC, Airport Rev., “A”, 5%, 2039	3,000,000	3,006,930
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	1,000,000	1,007,560
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,778,300
		$14,815,594
General Obligations - General Purpose - 1.7%
Charlotte, NC, “B”, 5%, 2019	$2,000,000	$2,312,800
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	993,201
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,674,839
Tuscaloosa, AL, “A”, 5.125%, 2039	2,195,000	2,238,966
		$7,219,806
General Obligations - Improvement - 2.6%
Guam Government, “A”, 6.75%, 2029	$240,000	$255,686
Guam Government, “A”, 7%, 2039	265,000	284,117
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,069,320
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	4,200,000	4,415,166
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,575,440
State of North Carolina, “A”, 5%, 2017	2,000,000	2,311,040
		$10,910,769
General Obligations - Schools - 5.2%
Brunswick County, NC, FGIC, 5%, 2011 (c)	$2,800,000	$2,993,368
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), “A”, NATL, 0%, 2026	3,920,000	1,378,978
Los Angeles, CA, Unified School District, “D”, 5%, 2034	145,000	146,594
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,559,185
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,344,933
San Diego, CA, Community College District, AGM, 5%, 2030	2,830,000	2,910,117
San Jacinto, TX, Community College District, 5.125%, 2038	2,000,000	2,079,180
Wake County, NC, 5%, 2033	6,000,000	6,370,080
Wake County, NC, Public Improvement, 5%, 2018	3,000,000	3,435,870
		$22,218,305

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 17.8%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,548,280
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,205,100
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	783,900
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	1,012,530
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	978,510
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Healthcare System), “A”, 5.25%, 2034	1,000,000	1,026,800
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev., Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,704,783
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	384,860
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,183,172
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,742,250
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	240,563
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,450,000	2,365,475
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	800,823
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,115,139
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	90,000	89,942
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), NATL, 5%, 2019	6,225,000	6,282,706
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	1,500,000	1,527,390
North Carolina Medical Care Commission, (Morehead Memorial Hospital), AGM, 5%, 2026	2,000,000	2,039,360
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,027,846
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health Systems), “A”, 5%, 2042	3,500,000	3,543,365

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	$1,945,000	$1,941,946
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,065,430
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	515,855
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,655,504
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	1,945,240
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), AGM, 5.125%, 2032	900,000	904,689
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,055,718
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,239,424
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals), 5%, 2034	3,000,000	3,006,900
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	879,490
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	1,140,000	889,747
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), NATL, 5.1%, 2018	525,000	526,559
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	980,000	983,312
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,016,300
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,172,879
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,909,111
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,416,298
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	1,930,000	1,918,980
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	508,329
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	287,118

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	$635,000	$680,841
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,361,359
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	1,495,000	1,372,664
		$75,856,487
Healthcare Revenue - Long Term Care - 0.7%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,104,220
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	935,160
North Carolina Medical Care Commission, Retirement Facilities Rev. (Brookwood), 5.25%, 2032	750,000	529,455
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	36,058
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	230,142
		$2,835,035
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$858,056

Miscellaneous Revenue - Other - 1.4%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2024	$1,000,000	$1,117,740
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	1,000,000	1,116,880
Wake County, NC (Hammond Road Detention Center), 5%, 2023	550,000	610,924
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,185,340
		$6,030,884
Multi-Family Housing Revenue - 2.1%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,866,860
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,818,620
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,339,845
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	1,027,610

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - continued
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	$2,015,000	$2,020,219
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	985,850
		$9,059,004
Sales & Excise Tax Revenue - 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	$4,540,000	$953,718
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,740,000	1,825,190
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	4,135,000	934,593
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	5,190,000	5,278,697
		$8,992,198
Single Family Housing - State - 4.0%
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	$395,000	$377,742
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,325,000	2,304,819
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,020,000	1,837,291
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,883,256
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,455,000	1,500,032
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,990,000	1,816,631
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,990,000	1,935,593
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,700,000	1,742,993
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	385,000	386,117
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,140,000	1,140,809
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	210,000	211,974
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	640,000	640,518
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,225,000	1,227,609
		$17,005,384
State & Agency - Other - 5.1%
Brunswick County, NC, COP, AGM, 5.5%, 2010 (c)	$1,000,000	$1,018,070
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,664,395
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,023,615
Charlotte, NC, COP (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,053,970
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	3,151,380

Issuer	Shares/Par	Value ($)

State & Agency - Other - continued
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	$1,990,000	$2,059,232
Charlotte, NC, COP, “E”, 5%, 2026	760,000	828,073
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,120,440
Harnett County, NC, COP, AGM, 5.5%, 2010 (c)	1,225,000	1,279,145
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,099,162
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	361,221
		$21,658,703
State & Local Agencies - 5.9%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$645,000	$644,994
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,395,118
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.919%, 2037	2,260,000	1,603,221
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	1,540,000	1,642,487
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	423,464
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,018,070
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,404,614
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,660,000	2,850,057
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	370,440
Mooresville, NC, COP, 5%, 2032	3,120,000	3,175,848
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	872,609
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,100,210
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,722,504
		$25,223,636
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$434,515
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	148,513
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,048,630
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,786,667
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,083,842
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	297,579
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	320,170
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	306,369
		$5,426,285

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$473,306
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	520,000	438,032
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	680,000	493,456
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	1,295,000	881,701
		$2,286,495
Transportation - Special Tax - 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$10,850,000	$12,285,889
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	1,895,024
		$14,180,913
Universities - Colleges - 18.5%
Appalachian State University, NC, Rev., AGM, 5.6%, 2010 (c)	$2,285,000	$2,341,348
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	1,000,000	1,019,420
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,460,704
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,131,340
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,053,200
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,742,544
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	3,360,000	3,501,053
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2018	510,000	547,694
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2021	300,000	322,173
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,051,599
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	926,882
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,130,920
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,047,500
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,209,240

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	$2,500,000	$2,602,800
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,607,415
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,882,418
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	3,023,280
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,875,610
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	2,500,000	2,538,375
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)(f)	4,050,000	4,321,350
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	961,163
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,182,507
University of California Rev., “J”, AGM, 4.5%, 2035	3,250,000	3,113,045
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,774,271
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,862,883
University of North Carolina System, Pool Rev., “B-1”, 4.75%, 2035	1,230,000	1,221,009
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,091,460
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,462,258
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,163,560
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	209,734
University of North Carolina, Greensboro Rev., “A”, AGM, 5%, 2020	2,835,000	2,906,867
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,201,570
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,062,900
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,052,980
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,417,378
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,856,773
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,956,560

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	$3,400,000	$3,342,744
		$79,176,527
Utilities - Investor Owned - 0.6%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,621,125

Utilities - Municipal Owned - 12.3%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$2,605,000	$2,733,114
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,525,000	1,676,814
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	580,824
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	16,204,827
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5%, 2019	2,745,000	2,941,377
North Carolina Municipal Power Agency, Catawba Electric Rev., NATL, 6%, 2011	5,000,000	5,184,300
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,610,700
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,356,640
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,574,725
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	3,840,000	3,788,122
		$52,651,443
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,801,768
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,074,539
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,263,555
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	802,947
		$4,942,809
Water & Sewer Utility Revenue - 9.8%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,033,340
California, United Water Conservation District, COP, 5%, 2039	2,995,000	2,878,944

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	$1,000,000	$1,044,200
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,239,879
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,794,254
Charlotte, NC, Water & Sewer System Rev., 5.5%, 2017	1,650,000	1,726,329
Charlotte, NC, Water & Sewer System Rev., “B”, ASSD GTY, 4.5%, 2039	3,000,000	2,951,850
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	805,000	960,228
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,736,640
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,842,400
Greenville, NC, Combined Enterprise Systems Rev., AGM, 5%, 2016	1,005,000	1,045,270
Greenville, NC, Combined Enterprise Systems Rev., AGM, 5.25%, 2019	1,170,000	1,208,891
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,493,120
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	727,587
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,106,740
Kannapolis, NC, Water & Sewer Rev., “B”, AGM, 5.25%, 2021	1,000,000	1,019,850
King County, WA, Sewer Rev., 5%, 2038	3,520,000	3,645,312
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	3,295,000	3,482,947
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,065,840
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,662,432
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,131,400
		$41,797,453
Total Municipal Bonds (Identified Cost, $411,174,430)		$425,766,911

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	6,412,346	$6,412,346
Total Investments (Identified Cost, $417,586,776)		$432,179,257

Other Assets, Less Liabilities - (1.3)%		(5,513,833)
Net Assets - 100.0%		$426,665,424

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	35	$4,064,375	Jun-10	$ 3,979
U.S. Treasury Note 10 yr (Short)	USD	40	4,650,000	Jun-10	16,331

					$20,310

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.2%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,067,980
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	504,545
		$1,572,525
General Obligations - General Purpose - 5.3%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$291,267
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	295,788
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	245,263
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	440,589
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,189,127
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	553,475
Luzerne County, PA, AGM, 6.75%, 2023	500,000	532,215
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	512,075
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	87,795
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	418,681
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	493,857
Reading, PA, AGM, 5%, 2029	750,000	749,040
State of Pennsylvania, 6.25%, 2010	300,000	304,185
		$7,113,357
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$79,902
Guam Government, “A”, 7%, 2039	90,000	96,493
		$176,395
General Obligations - Schools - 14.7%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,024,140
Bucks County, PA, Centennial School District, “B”, AGM, 5.25%, 2037	1,000,000	1,041,700
Conneaut, PA, School District, “B”, AGM, 0%, 2031	1,150,000	369,012
Conneaut, PA, School District, “B”, AGM, 0%, 2033	760,000	214,981
Daniel Boone, PA, School District, 5%, 2032	500,000	521,107
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,359,622
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	795,878
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,032,110
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	745,691

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
North Allegheny, PA, School District, FGIC, 5.05%, 2022	$590,000	$599,228
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	658,262
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	857,597
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	55,337
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,045,270
Perkiomen Valley, PA, School District, AGM, 5%, 2011 (c)	280,000	291,620
Perkiomen Valley, PA, School District, AGM, 5%, 2019	220,000	223,234
Philadelphia, PA, School District, AGM, 5.75%, 2011 (c)	500,000	521,900
Reading, PA, School District, AGM, 5%, 2035 (f)	2,240,000	2,323,910
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,408,581
South Park, PA, School District, FGIC, 5%, 2019	750,000	761,048
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	505,810
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,734,249
West Mifflin, PA, Area School District, AGM, 5.125%, 2031	500,000	529,430
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,060,910
		$19,680,627
Healthcare Revenue - Hospitals - 18.8%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$746,309
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	557,320
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	1,000,000	1,027,690
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	543,170
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	161,049
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	397,695
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	53,683

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	$750,000	$751,965
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	561,105
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	517,985
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	786,923
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	393,410
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	681,588
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	500,000	502,310
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	305,000	295,563
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,010,490
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	492,395
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	386,603
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	565,220
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	190,044
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	757,639
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	353,276
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	250,000	279,923
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	601,584
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	681,354
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), AGM, 5.25%, 2019	500,000	513,600
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	743,633
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	73,642
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	770,000	743,435
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	860,663
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	239,318

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	$250,000	$230,895
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	400,640
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	30,000	29,981
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	486,305
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2011 (c)	650,000	684,665
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2011 (c)	100,000	105,526
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	30,000	30,452
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	924,070
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	850,000	791,869
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	421,891
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	522,649
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	828,173
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), ETM, 5.625%, 2026 (c)	110,000	114,938
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	665,000	661,203
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	490,230
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2040	500,000	481,680
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	167,640
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	350,697
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	530,000	534,807
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	485,000	445,312
		$25,174,207
Healthcare Revenue - Long Term Care - 2.3%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$231,568
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	235,461

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	$250,000	$225,383
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	497,655
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	501,590
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	127,978
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	46,538
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	500,225
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	257,623
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	189,690
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	64,995
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	105,030
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,302
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	73,227
		$3,067,265
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$145,386

Industrial Revenue - Environmental Services - 0.4%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$532,624

Industrial Revenue - Other - 1.3%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$316,149
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	153,578
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,024,670

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$270,000	$269,390
		$1,763,787
Miscellaneous Revenue - Other - 0.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$530,000	$498,227

Parking - 0.4%
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	$500,000	$504,340

Sales & Excise Tax Revenue - 0.6%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$505,580
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	1,300,000	293,826
		$799,406
Single Family Housing - Local - 0.9%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$368,910
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	880,000	829,514
		$1,198,424
Single Family Housing - State - 7.9%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,089,253
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	620,000	621,017
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	990,280
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	155,000	154,780
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	200,000	205,450
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	955,000	964,407
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	1,000,000	1,030,380
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	499,640
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,155,000	1,097,562
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	465,000	486,004
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	500,705
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	971,080

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	$745,000	$674,694
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	971,150
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	395,000	384,939
		$10,641,341
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,213
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	513,510
		$813,723
State & Agency - Other - 1.5%
State Public School Building Authority, PA School (Delaware County Community College), AGM, 5%, 2032	$2,000,000	$2,069,160

State & Local Agencies - 4.1%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$745,000	$820,051
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.919%, 2037	730,000	517,855
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.859%, 2018 (p)	50,000	60,074
Northumberland County, PA (County Careers & Arts Center), 6.65%, 2020	195,000	194,700
Philadelphia, PA, Industrial Development Authority, AGM, 5.125%, 2011 (c)	1,000,000	1,076,140
Philadelphia, PA, Industrial Development Authority, AGM, 5.25%, 2011 (c)	750,000	808,485
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	535,120
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	523,525
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,020,940
		$5,556,890
Student Loan Revenue - 1.1%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,518,900

Tax - Other - 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$144,838
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,090
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	500,000	505,580

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$125,000	$135,754
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	137,261
		$969,523
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$205,128

Tobacco - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$165,000	$151,642
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	170,000	143,203
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	220,000	159,647
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	660,000	464,798
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	665,000	423,326
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	100,000	95,160
		$1,437,776
Toll Roads - 1.8%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$265,450
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	1,018,710
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	1,500,000	1,099,605
		$2,383,765
Transportation - Special Tax - 1.7%
Pennsylvania Turnpike Commission, NATL, 5%, 2024	$1,775,000	$1,831,623
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	503,780
		$2,335,403
Universities - Colleges - 15.8%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$264,178
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	333,355
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,255,613
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,026,670
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	245,310

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	$250,000	$260,998
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	550,809
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,010,550
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	297,699
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	752,693
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	371,193
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	455,625
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	484,245
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,077,930
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	499,255
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	683,355
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	569,569
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	259,160
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	549,545
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	491,485
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	508,025
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	633,919
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	477,730
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	424,045
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), NATL, 5.5%, 2010 (c)	300,000	302,328
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	510,940
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), 5%, 2040	1,000,000	1,006,940
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	300,375

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	$300,000	$285,633
Pennsylvania Public School Building Authority (Delaware County College), NATL, 5.75%, 2010 (c)	500,000	513,100
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,039,560
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,005,960
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,052,980
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,028,320
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	647,760
		$21,176,852
Universities - Secondary Schools - 0.9%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$603,624
Philadelphia, PA, Authority for Industrial Development Rev. (Mast Charter School), 6%, 2035	665,000	663,218
		$1,266,842
Utilities - Cogeneration - 0.1%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$35,000	$34,995
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	50,000	48,483
		$83,478
Utilities - Investor Owned - 2.4%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,016,400
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	415,000	455,786
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	110,000	122,502
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	661,428
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,005,240
		$3,261,356
Utilities - Municipal Owned - 0.4%
Philadelphia, PA, Gas Works Rev., AGM, 5.5%, 2011 (c)	$500,000	$532,900

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$579,330
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	308,862
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	427,778
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	236,053
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	254,350
		$1,806,373
Water & Sewer Utility Revenue - 9.5%
Allegheny County, PA, Sewer Rev., NATL, 5.75%, 2010 (c)	$750,000	$780,563
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,004,770
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	509,300
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,032,660
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	769,203
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	1,023,210
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	764,475

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	$1,000,000	$974,910
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	448,584
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,028,130
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	745,335
Unity Township, PA, Municipal Authority Sewer Rev., AGM, 5%, 2034	1,660,000	1,696,487
University Area Joint Authority, Sewer Rev., NATL, 5%, 2023	1,500,000	1,505,325
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	504,090
		$12,787,042
Total Municipal Bonds (Identified Cost, $128,635,640)		$131,073,022

Money Market Funds (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	2,841,475	$2,841,475
Total Investments (Identified Cost, $131,477,115)		$133,914,497

Other Assets, Less Liabilities - 0.3%		360,847
Net Assets - 100.0%		$134,275,344

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	13	$1,511,250	Jun-10	$5,307
U.S. Treasury Bond 30 yr (Short)	USD	25	2,903,125	Jun-10	2,842

					$8,149

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.8%
Horry County, SC, “A”, AGM, 5.7%, 2027	$635,000	$635,013
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,486,875
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, AGM, 5%, 2026	1,000,000	1,013,200
		$3,135,088
General Obligations - General Purpose - 6.3%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,122,749
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	338,461
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	580,540
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	4,000,000	4,046,919
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,034,619
Horry County, SC, 4.5%, 2028	850,000	882,027
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	607,823
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,213,153
State of California, 6%, 2039	1,050,000	1,107,792
		$10,934,083
General Obligations - Improvement - 0.5%
Guam Government, “A”, 6.75%, 2029	$470,000	$500,719
Guam Government, “A”, 5.25%, 2037	280,000	241,083
Guam Government, “A”, 7%, 2039	50,000	53,607
		$795,409
General Obligations - Schools - 5.7%
Chesterfield County, SC, School District, AGM, 5%, 2023	$3,000,000	$3,235,650
Orangeburg County, SC, Consolidated School District, AGM, 5.25%, 2020	1,065,000	1,100,571
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,151,680
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,824,200
York County, SC, School District, 5%, 2030	1,570,000	1,630,178
		$9,942,279
Healthcare Revenue - Hospitals - 19.2%
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	$1,050,000	$1,065,278
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,931,386
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,014,790
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	991,950

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	$1,055,000	$1,045,737
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	541,635
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	156,982
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	498,178
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	850,866
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	288,903
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	288,903
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,469,610
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,144,510
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	445,135
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	405,480
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	447,060
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	627,606
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,083,781
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	289,240
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	984,555
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,553,925
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,010,930
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,506,330
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	993,150
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	1,330,000	1,315,623

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	$750,000	$759,533
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), AGM, 5%, 2035	650,000	638,047
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	875,200
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	500,000	483,470
Spartanburg County, SC, Health Service Rev., “A”, ASSD GTY, 4.5%, 2027	650,000	627,484
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2012 (c)	1,425,000	1,543,703
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2032	825,000	826,865
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	770,000	765,603
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	111,657
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	273,408
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	715,000	714,914
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,016,622
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	640,000	587,629
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	400,000	393,824
		$33,569,502
Healthcare Revenue - Long Term Care - 0.8%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$330,492
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	344,625
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	323,952
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	367,436
		$1,366,505
Human Services - 0.6%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$990,000	$993,623

Issuer	Shares/Par	Value ($)

Industrial Revenue - Chemicals - 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$916,030

Industrial Revenue - Other - 0.9%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,222,280
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	384,130
		$1,606,410
Industrial Revenue - Paper - 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,007,000

Miscellaneous Revenue - Other - 1.0%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	$570,000	$565,030
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	584,296
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	612,499
		$1,761,825
Multi-Family Housing Revenue - 1.2%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$956,510
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,155,332
		$2,111,842
Sales & Excise Tax Revenue - 0.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	$1,840,000	$386,529
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	728,591
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	1,690,000	381,974
		$1,497,094
Single Family Housing - State - 3.8%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$415,000	$425,973
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	910,000	878,023
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	997,080
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 6%, 2020	370,000	389,791
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,635,000	1,648,374

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	$995,000	$978,742
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,500,000	1,349,595
		$6,667,578
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,018,740

State & Local Agencies - 1.0%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$620,000	$661,261
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	305,741
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	691,227
		$1,658,229
Tax - Other - 2.7%
Commonwealth of Puerto Rico, 5.5%, 2010 (c)	$4,000,000	$4,141,920
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	186,221
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	61,454
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	173,765
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	183,015
		$4,746,375
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$445,000	$351,207

Tobacco - 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$206,784
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	225,000	189,533
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	275,000	199,559
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	840,000	534,727
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	830,000	584,519
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,000,000	1,068,510
		$2,783,632
Transportation - Special Tax - 3.9%
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	$500,000	$514,795
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,062,500

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	$1,645,000	$1,658,127
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,526,150
		$6,761,572
Universities - Colleges - 11.6%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$815,320
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	1,260,000	1,264,712
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,480,437
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,001,740
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,070,635
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,288,102
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,070,460
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	2,034,320
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,028,830
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,071,200
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,037,210
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,567,735
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,852,679
University of South Carolina, University Rev., “A”, AGM, 5.25%, 2038	1,625,000	1,708,444
		$20,291,824
Utilities - Investor Owned - 1.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$800,000	$878,624
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	150,000	167,048
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	2,001,440
		$3,047,112
Utilities - Municipal Owned - 10.6%
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	$1,000,000	$1,100,840
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,442,971
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	180,943

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$1,055,000	$1,106,885
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,244,158
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	532,518
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,070,342
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,086,020
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,693,725
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,046,320
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	527,335
South Carolina Public Service Authority, “B”, AGM, 5.125%, 2037 (f)	1,500,000	1,529,205
		$18,561,262
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$728,148
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	141,099
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	272,525
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	140,627
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	558,315
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	329,159
		$2,169,873
Water & Sewer Utility Revenue - 15.9%
Anderson County, SC, Joint Municipal Water, AGM, 5%, 2032	$1,000,000	$1,015,820
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	2,033,500
Anderson County, SC, Water & Sewer Systems Rev., ASSD GTY, 5%, 2034	1,000,000	1,047,390
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., AGM, 4.5%, 2031	1,000,000	1,019,290
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,103,680
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,070,184
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,065,320
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,039,040
Greenville, SC, Stormwater Systems, AGM, 5%, 2022	595,000	611,725

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	$1,000,000	$1,047,880
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,062,280
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2041	3,500,000	3,603,425
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., NATL, 5.125%, 2032	920,000	936,900
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	2,000,000	2,019,800
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	528,650
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,275,088
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,051,580
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	562,966
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,200,000	1,199,916
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	1,490,000	1,524,345
		$27,818,779
Total Municipal Bonds (Identified Cost, $160,892,550)		$165,512,873

Money Market Funds (v) - 4.4%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	7,744,864	$7,744,864
Total Investments (Identified Cost, $168,637,414)		$173,257,737

Other Assets, Less Liabilities - 0.7%		1,197,143
Net Assets - 100.0%		$174,454,880

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$1,976,250	Jun-10	$6,940

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.9%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., AGM, 5.125%, 2021	$1,500,000	$1,507,740
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	1,000,000	1,011,110
		$2,518,850
General Obligations - General Purpose - 7.5%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,519,140
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	264,884
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	471,689
Commonwealth of Puerto Rico, Unrefunded Public Improvement, AGM, 5%, 2024	770,000	774,990
Johnson City, TN, 5%, 2031	1,000,000	1,037,110
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,158,060
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	463,104
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,035,540
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	526,781
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	584,482
State of California, 6%, 2039	845,000	891,509
		$9,727,289
General Obligations - Improvement - 0.6%
Guam Government, “A”, 5.25%, 2037	$215,000	$185,117
Sevier County, TN, Public Building Authority, ASSD GTY, 4.75%, 2025	550,000	578,099
		$763,216
General Obligations - Schools - 1.9%
Rutherford County, TN, School & Public Improvement, 5%, 2022	$1,510,000	$1,579,732
Williamson County, TN, School District, 5%, 2026	740,000	854,330
		$2,434,062
Healthcare Revenue - Hospitals - 19.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,094,980
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	300,000	290,718
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	492,395
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	126,599

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	$405,000	$420,337
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,500,000	1,509,960
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	400,000	393,080
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	600,000	585,300
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 6.375%, 2040	395,000	391,560
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	260,670
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	316,014
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	1,005,300
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	4,000,000	794,560
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,533,498
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	929,150
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	599,952
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	455,000	457,621
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	646,164
Montgomery County, OH, Rev. (Catholic Health Initiatives), “A”, 5%, 2039	570,000	570,804
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	516,987
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Center), “C”, 5%, 2040	1,500,000	1,514,745
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	704,331

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	$500,000	$506,910
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,261,237
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,561,905
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	422,599
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	460,000	455,027
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	615,000	611,488
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	183,863
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	559,308
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	647,100
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	237,150
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	844,495
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	535,000	491,221
		$24,937,028
Healthcare Revenue - Long Term Care - 0.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$433,185
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	239,745
		$672,930
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$319,277

Miscellaneous Revenue - Other - 1.3%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$987,700
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	760,000	760,540
		$1,748,240

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 1.8%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$345,000	$348,971
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,041,720
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	509,100
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	486,625
		$2,386,416
Sales & Excise Tax Revenue - 2.8%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,146,150
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	7,755,000	393,566
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	520,422
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	1,265,000	285,915
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,240,850
		$3,586,903
Single Family Housing - State - 10.6%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$1,660,000	$1,663,984
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	566,490
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	679,250
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	775,000	776,906
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,740,000	1,705,757
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	695,000	686,285
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	1,000,000	1,014,080
Tennessee Housing Development Agency Rev., Homeownership Program, AGM, 5.4%, 2032	620,000	620,167
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	620,000	618,221
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	2,000,000	2,046,420
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	890,000	904,934
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,500,000	1,495,860
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,020,000	1,044,908
		$13,823,262

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Agency - Other - 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,022,780
State & Local Agencies - 13.1%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$210,000	$209,998
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	1,000,000	1,013,460
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	525,000	559,939
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,207,140
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,846,918
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	2,500,000	2,570,525
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,000,000	1,141,300
Tennessee School Bond Authority (Higher Education Facilities), “A”, AGM, 5.25%, 2012 (c)(f)	3,000,000	3,271,500
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,125,460
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,095,680
		$17,041,920
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$155,184
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	51,212
		$206,396
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$170,022
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	185,000	155,838
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	368,834
Tobacco Settlement Financing Corp., 5%, 2031	750,000	620,985
		$1,315,679
Transportation - Special Tax - 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2036	$650,000	$681,362
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	600,000	662,982
		$1,344,344
Universities - Colleges - 5.1%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$500,865

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	$835,000	$847,375
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	415,000	425,529
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	1,000,160
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,657,150
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2031	1,145,000	1,219,276
		$6,650,355
Utilities - Municipal Owned - 12.9%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,155,760
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	978,980
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,299,300
Elizabethton, TN, Electric System Rev., NATL, 4.5%, 2027	1,000,000	1,009,370
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	885,000	928,524
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,052,150
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	595,000	654,232
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	217,809
Memphis, TN, Electric System Rev., 5%, 2018	1,750,000	2,007,740
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., NATL, 0%, 2012	3,305,000	3,181,790
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,554,525
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	858,246
		$16,898,426
Utilities - Other - 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$227,104
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	115,515
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	84,996
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,175,400
		$1,603,015

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 12.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$411,116
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,032,660
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	803,941
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	295,000	351,885
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,545,990
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,080,220
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,043,530
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,045,330
Knoxville, TN, Waste Water System Rev., AGM, 4.5%, 2032	1,000,000	1,013,160

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	$2,620,000	$2,683,797
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	803,888
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,248,584
White House Utility District, TN, Unrefunded, AGM, 5%, 2021	420,000	424,456
		$16,488,557
Total Municipal Bonds (Identified Cost, $122,261,530)		$125,488,945

Money Market Funds (v) - 1.7%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	2,250,146	$2,250,146
Total Investments (Identified Cost, $124,511,676)		$127,739,091

Other Assets, Less Liabilities - 2.2%		2,808,601
Net Assets - 100.0%		$130,547,692

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	12	$1,393,500	Jun-10	$1,364
U.S. Treasury Note 10 yr (Short)	USD	14	1,627,500	Jun-10	5,716

					$7,080

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.7%
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	$1,500,000	$1,551,074
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,007,759
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	708,122
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,455,785
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	2,928,179
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,801,893
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,038,190
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,856,660
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	715,457
		$16,063,119
General Obligations - General Purpose - 2.9%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$632,777
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,109,248
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,664,717
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	921,866
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,024,236
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,537,315
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,077,473
		$9,967,632
General Obligations - Improvement - 1.7%
Arlington County, VA, 4.5%, 2028	$255,000	$258,973
Chesterfield County, VA, 5%, 2011 (c)	2,015,000	2,087,600
Guam Government, “A”, 6.75%, 2029	925,000	985,458
Guam Government, “A”, 5.25%, 2037	540,000	464,945
Guam Government, “A”, 7%, 2039	110,000	117,935
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,797,158
		$5,712,069
General Obligations - Schools - 0.8%
Los Angeles, CA, Unified School District, “D”, 5%, 2034	$125,000	$126,374
San Diego, CA, Community College District, AGM, 5%, 2030	2,570,000	2,642,757
		$2,769,131

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 17.7%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,954,400
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,771,418
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	2,000,000	2,017,400
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	939,000
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,032,160
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,580,055
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	520,765
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,946,100
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	734,498
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	94,971
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,919,002
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,671,480
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	1,030,000	1,041,680
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,006,734
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	2,144,679
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,115,150
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,565,153
Medical College of Virginia, Hospital Authority Rev., NATL, 5.125%, 2018	3,000,000	3,016,620
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	196,378
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,995,000	1,926,173
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	643,700

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	$1,315,000	$1,398,358
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,608,998
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,920,000	1,954,656
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	980,480
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,483,750
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,137,950
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	1,700,000	1,690,293
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	542,810
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	3,000,000	3,028,260
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,750,920
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,584,730
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	233,948
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	568,261
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,039,330
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,022,485
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	1,280,000	1,175,258
		$60,038,003
Healthcare Revenue - Long Term Care - 1.5%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$667,290
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	222,940
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	550,913
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	587,370

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	$1,000,000	$793,470
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,080,462
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	624,053
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	174,988
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	265,077
		$4,966,563
Industrial Revenue - Environmental Services - 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,611,045
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,821,715
		$3,432,760
Industrial Revenue - Other - 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,007,800
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,015,170
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	748,305
		$3,771,275
Industrial Revenue - Paper - 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$919,680
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	200,000	216,000
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	1,750,000	18,025
		$1,153,705
Miscellaneous Revenue - Other - 0.1%
Norfolk, VA, Airport Authority Rev. (Air Cargo), 6.25%, 2030	$500,000	$461,140

Multi-Family Housing Revenue - 3.5%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$2,997,630

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	$1,355,000	$1,364,173
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	925,770
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,009,420
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,512,365
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	2,930,580
		$11,739,938
Parking - 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,639,356

Sales & Excise Tax Revenue - 3.7%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$2,250,000	$2,578,838
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	3,795,000	797,216
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	2,116,383
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,470,000	1,541,971
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 0%, 2033	3,285,000	742,476
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,729,469
		$12,506,353
Single Family Housing - State - 6.5%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,023,640
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,010,000
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,933,200
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,216,419
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,234,358
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,512,939
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,704,586
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,016,190
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 5.6%, 2026	3,000,000	3,150,630
Virginia Housing Development Authority, Rental Housing, “B”, 5%, 2045	3,050,000	3,035,269
Virginia Housing Development Authority, Rental Housing, “F”, 5%, 2045	2,125,000	2,114,545
		$21,951,776

Issuer	Shares/Par	Value ($)

State & Agency - Other - 1.5%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,473,747
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,594,455
		$5,068,202
State & Local Agencies - 13.7%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$985,600
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 6.25%, 2011	2,735,000	2,739,786
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 5.25%, 2017	2,000,000	2,002,760
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.919%, 2037	1,915,000	1,358,482
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,513,775
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,039,930
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,035,760
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	2,924,795
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,041,080
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	985,820
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,335,000	2,501,836
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,105,810
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,217,340
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	513,640
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,052,520
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,178,822
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,083,080
Powhatan County, VA, 5%, 2032	2,500,000	2,650,600
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,018,680
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,582,920
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,624,816
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,487,060

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	$3,000,000	$3,113,940
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,574,335
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,620,885
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,798,650
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,099,550
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	500,000	540,170
		$46,392,442
Tax - Other - 2.4%
Greater Richmond Convention Center, VA, Authority Hotel Tax Rev. (Convention Center Expansion Project), 6.125%, 2010 (c)	$3,500,000	$3,574,270
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	365,000	377,614
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	122,908
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,048,630
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,483,755
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	895,114
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	243,918
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	260,709
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	251,123
		$8,258,041
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$565,000	$410,004
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	395,000	375,882
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,165,950
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,342,580
		$3,294,416
Toll Roads - 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$2,013,500

Transportation - Special Tax - 0.9%
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	$1,485,000	$1,593,851

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	$1,365,000	$1,431,953
		$3,025,804
Universities - Colleges - 4.1%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,736,901
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,131,340
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,161,567
University of Virginia (University Rev.), 5%, 2040	1,990,000	2,091,828
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,828,212
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,920,600
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	1,992,389
		$13,862,837
Universities - Secondary Schools - 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$1,907,125

Utilities - Investor Owned - 1.1%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,031,230
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	705,145
		$3,736,375
Utilities - Municipal Owned - 6.0%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$287,496
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,030,948
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	395,000	414,426
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,577,854
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	524,976
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,014,300
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,540,000	2,505,685
Richmond, VA, Public Utilities Rev., AGM, 5%, 2012 (c)(f)	5,000,000	5,366,550
Richmond, VA, Public Utilities Rev., 5%, 2035	2,415,000	2,546,352
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,032,040

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Richmond, VA, Public Utilities Rev., 5%, 2040	$2,000,000	$2,096,840
		$20,397,467
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$962,501
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	560,189
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	291,299
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	213,489
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,116,630
		$3,144,108
Water & Sewer Utility Revenue - 21.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$411,116
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,097,980
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,050,500
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,309,703
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,122,920
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	3,943,950
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,343,870
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,574,512
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,061,800
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2022	1,450,000	1,472,983
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.5%, 2032	1,500,000	1,513,620
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.75%, 2035	1,500,000	1,527,225
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,418,251
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,074,800
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,021,140
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	55,000	62,096
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	60,000	67,741
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	375,000	423,379
Virginia Resources Authority Rev., 5%, 2021 (u)	2,725,000	2,965,945
Virginia Resources Authority Rev., 5%, 2023 (u)	2,980,000	3,221,171
Virginia Resources Authority Rev., 5%, 2033 (u)	4,645,000	4,835,584
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,357,401

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	$1,135,000	$1,163,375
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,826,780
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,176,160
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,077,470
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,920,610
Virginia Resources Authority, Infrastructure Rev., AGM, 5.5%, 2010 (c)	350,000	354,771
Virginia Resources Authority, Infrastructure Rev., AGM, 5.5%, 2010 (c)	630,000	638,587
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	330,000	333,957
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2019	230,000	239,522
Virginia Resources Authority, Infrastructure Rev., AGM, 5.5%, 2019	90,000	91,096
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2020	240,000	249,910
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,278,820
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2010 (c)	1,030,000	1,043,689
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	660,000	702,529
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	710,000	755,752
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	700,000	745,108
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	750,000	798,330
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,777,268
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,070,936
		$71,122,357
Total Municipal Bonds (Identified Cost, $330,335,370)		$338,395,494

Money Market Funds (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	3,651,142	$3,651,142
Total Investments (Identified Cost, $333,986,512)		$342,046,636

Other Assets, Less Liabilities - (0.9)%		(3,093,208)
Net Assets - 100.0%		$338,953,428

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	33	$3,836,250	Jun-10	$13,473
U.S. Treasury Bond 30 yr (Short)	USD	44	5,109,500	Jun-10	5,002

					$18,475

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/10

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 13.8%
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	$6,000,000	$6,070,380
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,514,520
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	714,410
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,975,060
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	724,324
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	807,143
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	726,909
State of West Virginia, NATL, 5%, 2015	2,500,000	2,853,570
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	1,000,000	1,018,260
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,592,471
		$18,997,047
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$37,288
Guam Government, “A”, 5.25%, 2037	250,000	215,253
Guam Government, “A”, 7%, 2039	45,000	48,246
		$300,787
General Obligations - Schools - 2.5%
Monongalia County, WV, Board of Education, NATL, 5%, 2027	$2,350,000	$2,446,938
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,008,240
		$3,455,178
Healthcare Revenue - Hospitals - 12.9%
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	$465,000	$470,273
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	936,703
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	443,156
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	435,905
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	220,000	227,190
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	406,429
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	285,261

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$725,000	$694,028
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	83,461
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	825,503
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	470,000	425,806
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), AGM, 5.2%, 2021	1,000,000	1,014,910
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	570,594
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,036,580
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,543,480
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,040,000	1,040,499
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,006,070
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	463,530
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,546,200
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,025,030
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,001,090
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	355,000	349,519
		$17,831,217
Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$349,209

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 1.8%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$550,000	$517,028
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039 (f)	2,000,000	2,013,080
		$2,530,108
Sales & Excise Tax Revenue - 1.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$1,006,149
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	666,090
		$1,672,239
Single Family Housing Revenue - Local - 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$10,000	$10,009

Single Family Housing - State - 4.0%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$885,212
West Virginia Housing Development Fund Rev., 5.3%, 2023	390,000	390,051
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	850,000	829,940
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,405,362
		$5,510,565
Solid Waste Revenue - 0.2%
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	$305,000	$323,193

State & Local Agencies - 18.8%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$581,270
Huntington, WV, Municipal Development Authority Rev., NATL, 5.1%, 2018	1,740,000	1,757,487
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,609,375
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,792,222
West Virginia Economic Development Authority (Correctional Juvenile & Public), NATL, 5%, 2026	2,100,000	2,139,081
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,559,177
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,028,840
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	1,260,000	1,281,281
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,114,680

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	$1,000,000	$1,020,350
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	667,472
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,386,680
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	912,110
		$25,850,025
Tax - Other - 3.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$165,530
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	56,333
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	388,242
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	107,324
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	109,772
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	110,494
West Virginia School Building Authority Excess Lottery Rev., 5%, 2026	1,000,000	1,043,120
West Virginia School Building Authority Excess Lottery Rev., 5%, 2028	750,000	774,998
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,115,440
		$4,871,253
Tax Assessment - 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$388,035
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	274,329
		$662,364
Tobacco - 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$190,000	$174,618
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	195,000	164,262
		$338,880
Universities - Colleges - 15.2%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,538,940
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,231,804
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,266,155

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	$1,180,000	$1,395,055
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,270,914
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,682,437
University of California Rev., “J”, AGM, 4.5%, 2035	1,255,000	1,202,114
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,705,603
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,536,300
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,033,920
West Virginia University, University Systems Rev. (West Virginia University), NATL, 5.5%, 2020	1,700,000	1,894,888
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.25%, 2028	2,000,000	2,130,020
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	1,000,000	1,010,780
		$20,898,930
Utilities - Investor Owned - 4.8%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$760,448
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	470,000	516,192
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	340,000	378,641
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	287,373
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	4,686,150
		$6,628,804
Utilities - Municipal Owned - 1.5%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$945,000	$991,475
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,070,342
		$2,061,817
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$653,739
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	488,890
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	247,291
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	125,560

Issuer	Shares/Par	Value ($)

Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	$290,000	$289,261
		$1,804,741
Water & Sewer Utility Revenue - 14.0%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$792,100
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	411,116
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,070,483
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	310,000	369,777
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	202,144
King County, WA, Sewer Rev., 5%, 2038	1,360,000	1,408,416
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	1,986,900
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,230,864
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,013,520
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,043,510
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,919,996
West Virginia Water Development Authority, Infrastructure Rev., AGM, 5.5%, 2010 (c)	895,000	917,814
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,978,919
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	2,000,000	1,949,740
		$19,295,299
Total Municipal Bonds (Identified Cost, $131,275,125)		$133,391,665

Money Market Funds (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	795,623	$795,623
Total Investments (Identified Cost, $132,070,748)		$134,187,288

Other Assets, Less Liabilities - 2.7%		3,695,442
Net Assets - 100.0%		$137,882,730

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (short)	USD	14	$1,627,500	Jun-10	$5,716

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 3/31/10

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$105,489,764	$207,151,090	$411,174,430	$128,635,640
Underlying funds, at cost and net asset value	1,617,861	1,797,699	6,412,346	2,841,475
Total investments, at identified cost	$107,107,625	$208,948,789	$417,586,776	$131,477,115
Unrealized appreciation (depreciation)	3,465,942	6,832,887	14,592,481	2,437,382
Total investments, at value	$110,573,567	$215,781,676	$432,179,257	$133,914,497
Receivables for
Investments sold	441,769	4,744,317	1,095,326	475,041
Fund shares sold	108,520	659,553	959,019	311,122
Interest and dividends	1,448,772	3,263,834	6,351,576	2,060,013
Other assets	1,405	2,552	4,297	1,557
Total assets	$112,574,033	$224,451,932	$440,589,475	$136,762,230

Liabilities
Payables for
Distributions	$144,701	$257,187	$523,177	$157,555
Daily variation margin on open futures contracts	3,125	29,688	28,906	15,781
Investments purchased	245,785	855,697	4,716,617	1,274,619
Fund shares reacquired	91,287	164,927	515,248	33,755
Payable to the holder of the floating rate certificate from trust assets	—	—	8,014,480	946,601
Payable for interest expense and fees	—	—	14,990	1,438
Payable to affiliates
Investment adviser	2,760	5,489	10,512	3,306
Shareholder servicing costs	10,388	18,184	36,976	13,400
Distribution and service fees	1,031	4,920	9,136	7,782
Administrative services fee	147	238	405	165
Payable for independent Trustees’ compensation	6,392	8,146	10,975	6,325
Accrued expenses and other liabilities	18,326	29,076	42,629	26,159
Total liabilities	$523,942	$1,373,552	$13,924,051	$2,486,886
Net assets	$112,050,091	$223,078,380	$426,665,424	$134,275,344

Net assets consist of
Paid-in capital	$108,084,117	$215,693,822	$411,172,519	$131,901,827
Unrealized appreciation (depreciation) on investments	3,470,025	6,846,737	14,612,791	2,445,531
Accumulated net realized gain (loss) on investments	421,049	495,366	593,024	(124,614)
Undistributed net investment income	74,900	42,455	287,090	52,600
Net assets	$112,050,091	$223,078,380	$426,665,424	$134,275,344

Statements of Assets and Liabilities – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund

Net assets
Class A	$107,625,355	$177,428,995	$346,345,299	$113,411,353
Class B	4,424,736	14,228,882	11,331,106	20,863,991
Class C	—	31,420,503	68,989,019	—
Total net assets	$112,050,091	$223,078,380	$426,665,424	$134,275,344

Shares of beneficial interest outstanding
Class A	10,964,870	16,227,867	29,586,030	11,298,629
Class B	450,216	1,304,903	969,129	2,073,141
Class C	—	2,877,318	5,896,886	—
Total shares of beneficial interest outstanding	11,415,086	20,410,088	36,452,045	13,371,770

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$9.82	$10.93	$11.71	$10.04
Offering price per share (100 / 95.25 x net asset value per share)	$10.31	$11.48	$12.29	$10.54

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.83	$10.90	$11.69	$10.06

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$10.92	$11.70	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 3/31/10	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$160,892,550	$122,261,530	$330,335,370	$131,275,125
Underlying funds, at cost and net asset value	7,744,864	2,250,146	3,651,142	795,623
Total investments, at identified cost	$168,637,414	$124,511,676	$333,986,512	$132,070,748
Unrealized appreciation (depreciation)	4,620,323	3,227,415	8,060,124	2,116,540
Total investments, at value	$173,257,737	$127,739,091	$342,046,636	$134,187,288
Receivables for
Investments sold	3,374,150	3,297,326	5,708,606	2,732,050
Fund shares sold	561,882	115,091	453,814	49,940
Interest and dividends	2,691,944	1,851,353	5,341,307	2,324,878
Receivable from investment adviser	—	—	—	6
Other assets	1,966	1,586	3,546	1,679
Total assets	$179,887,679	$133,004,447	$353,553,909	$139,295,841

Liabilities
Payables for
Distributions	$195,238	$181,733	$487,584	$153,281
Daily variation margin on open futures contracts	5,313	10,000	30,937	4,375
Investments purchased	5,073,398	2,004,476	8,313,795	1,067,133
Fund shares reacquired	102,140	220,192	229,909	143,728
Payable to the holder of the floating rate certificate from trust assets	—	—	5,427,789	—
Payable for interest expense and fees	—	—	14,972	—
Payable to affiliates
Investment adviser	4,294	3,218	8,350	3,397
Shareholder servicing costs	16,284	9,721	33,074	10,505
Distribution and service fees	2,773	1,989	6,125	2,077
Administrative services fee	198	162	333	168
Payable for independent Trustees’ compensation	10,963	8,125	11,000	10,960
Accrued expenses and other liabilities	22,198	17,139	36,613	17,487
Total liabilities	$5,432,799	$2,456,755	$14,600,481	$1,413,111
Net assets	$174,454,880	$130,547,692	$338,953,428	$137,882,730

Net assets consist of
Paid-in capital	$169,522,688	$126,827,459	$329,670,012	$137,156,116
Unrealized appreciation (depreciation) on investments	4,627,263	3,234,495	8,078,599	2,122,256
Accumulated net realized gain (loss) on investments	72,993	156,347	1,192,708	(1,390,882)
Accumulated undistributed (distributions in excess of) net investment income	231,936	329,391	12,109	(4,760)
Net assets	$174,454,880	$130,547,692	$338,953,428	$137,882,730

Statements of Assets and Liabilities – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

Net assets
Class A	$165,017,037	$125,640,652	$302,735,710	$133,243,894
Class B	9,437,843	4,907,040	6,558,040	4,638,836
Class C	—	—	29,659,678	—
Total net assets	$174,454,880	$130,547,692	$338,953,428	$137,882,730

Shares of beneficial interest outstanding
Class A	13,703,130	12,085,202	26,927,856	12,138,606
Class B	784,107	472,301	583,704	422,774
Class C	—	—	2,638,843	—
Total shares of beneficial interest outstanding	14,487,237	12,557,503	30,150,403	12,561,380

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$12.04	$10.40	$11.24	$10.98
Offering price per share (100 / 95.25 x net asset value per share)	$12.64	$10.92	$11.80	$11.53

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$12.04	$10.39	$11.24	$10.97

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$ —	$ —	$11.24	$ —

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 3/31/10

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$5,262,039	$11,593,503	$20,127,132	$6,293,262
Dividends from underlying funds	3,986	9,451	20,477	5,339
Total investment income	$5,266,025	$11,602,954	$20,147,609	$6,298,601
Expenses
Management fee	$469,691	$999,229	$1,715,920	$546,267
Distribution and service fees	235,918	873,839	1,449,754	413,218
Shareholder servicing costs	61,902	122,256	229,620	89,968
Administrative services fee	26,444	45,970	71,981	29,212
Independent Trustees’ compensation	5,207	8,641	15,412	5,176
Custodian fee	30,657	50,703	64,862	39,540
Shareholder communications	9,009	16,421	25,326	14,381
Auditing fees	44,506	44,506	44,506	44,506
Legal fees	10,192	14,671	14,890	11,337
Interest expense and fees	—	—	73,599	4,484
Miscellaneous	63,780	91,280	111,383	71,076
Total expenses	$957,306	$2,267,516	$3,817,253	$1,269,165
Fees paid indirectly	(1,525)	(5)	(4,021)	(2)
Reduction of expenses by investment adviser	(122,328)	(1,300)	(2,195)	(143,372)
Net expenses	$833,453	$2,266,211	$3,811,037	$1,125,791
Net investment income	$4,432,572	$9,336,743	$16,336,572	$5,172,810

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$285,460	$1,392,678	$(109,529)	$249,982
Futures contracts	(2,101)	139,421	48,382	93,755
Net realized gain (loss) on investments	$283,359	$1,532,099	$(61,147)	$343,737
Change in unrealized appreciation (depreciation)
Investments	$4,953,060	$12,690,427	$15,923,976	$6,945,325
Futures contracts	4,083	124,690	155,116	56,080
Net unrealized gain (loss) on investments	$4,957,143	$12,815,117	$16,079,092	$7,001,405
Net realized and unrealized gain (loss) on investments	$5,240,502	$14,347,216	$16,017,945	$7,345,142
Change in net assets from operations	$9,673,074	$23,683,959	$32,354,517	$12,517,952

See Notes to Financial Statements

Statements of Operations – continued

Year ended 3/31/10	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$8,347,365	$6,627,600	$16,516,733	$6,691,590
Dividends from underlying funds	7,652	5,126	13,801	5,993
Total investment income	$8,355,017	$6,632,726	$16,530,534	$6,697,583
Expenses
Management fee	$699,938	$566,155	$1,409,783	$599,859
Distribution and service fees	469,769	362,906	1,020,671	375,292
Shareholder servicing costs	95,273	71,612	194,302	74,309
Administrative services fee	34,869	30,028	60,933	31,256
Independent Trustees’ compensation	8,040	7,274	14,939	7,876
Custodian fee	35,483	29,655	59,120	29,608
Shareholder communications	12,888	10,590	22,599	10,980
Auditing fees	44,506	44,506	44,506	44,506
Legal fees	11,169	7,025	12,959	9,948
Interest expense and fees	—	—	39,748	—
Miscellaneous	70,325	65,020	103,796	64,184
Total expenses	$1,482,260	$1,194,771	$2,983,356	$1,247,818
Fees paid indirectly	(3,306)	(4)	(2,429)	(2,481)
Reduction of expenses by investment adviser	(903)	(736)	(1,820)	(3,547)
Net expenses	$1,478,051	$1,194,031	$2,979,107	$1,241,790
Net investment income	$6,876,966	$5,438,695	$13,551,427	$5,455,793

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$624,763	$282,108	$1,011,616	$59,156
Futures contracts	14,517	77,524	92,027	(2,942)
Net realized gain (loss) on investments	$639,280	$359,632	$1,103,643	$56,214
Change in unrealized appreciation (depreciation)
Investments	$7,797,875	$6,408,818	$17,780,363	$7,220,486
Futures contracts	45,884	43,028	129,315	5,716
Net unrealized gain (loss) on investments	$7,843,759	$6,451,846	$17,909,678	$7,226,202
Net realized and unrealized gain (loss) on investments	$8,483,039	$6,811,478	$19,013,321	$7,282,416
Change in net assets from operations	$15,360,005	$12,250,173	$32,564,748	$12,738,209
See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 3/31/10	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$4,432,572	$9,336,743	$16,336,572	$5,172,810
Net realized gain (loss) on investments	283,359	1,532,099	(61,147)	343,737
Net unrealized gain (loss) on investments	4,957,143	12,815,117	16,079,092	7,001,405
Change in net assets from operations	$9,673,074	$23,683,959	$32,354,517	$12,517,952

Distributions declared to shareholders
From net investment income	$(4,338,414)	$(9,064,289)	$(15,075,885)	$(5,048,417)
From net realized gain on investments	—	(177,068)	(550,740)	—
Total distributions declared to shareholders	$(4,338,414)	$(9,241,357)	$(15,626,625)	$(5,048,417)
Change in net assets from fund share transactions	$11,549,306	$951,218	$84,130,231	$19,662,656
Total change in net assets	$16,883,966	$15,393,820	$100,858,123	$27,132,191

Net assets
At beginning of period	95,166,125	207,684,560	325,807,301	107,143,153
At end of period	$112,050,091	$223,078,380	$426,665,424	$134,275,344
Undistributed net investment income included in net assets at end of period	$74,900	$42,455	$287,090	$52,600

Year ended 3/31/10	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,876,966	$5,438,695	$13,551,427	$5,455,793
Net realized gain (loss) on investments	639,280	359,632	1,103,643	56,214
Net unrealized gain (loss) on investments	7,843,759	6,451,846	17,909,678	7,226,202
Change in net assets from operations	$15,360,005	$12,250,173	$32,564,748	$12,738,209

Distributions declared to shareholders
From net investment income	$(6,293,244)	$(5,126,335)	$(13,203,071)	$(5,107,886)
From net realized gain on investments	(102,096)	(398,098)	(89,469)	(87,780)
Total distributions declared to shareholders	$(6,395,340)	$(5,524,433)	$(13,292,540)	$(5,195,666)
Change in net assets from fund share transactions	$24,340,186	$7,103,016	$38,301,584	$7,321,660
Total change in net assets	$33,304,851	$13,828,756	$57,573,792	$14,864,203

Net assets
At beginning of period	141,150,029	116,718,936	281,379,636	123,018,527
At end of period	$174,454,880	$130,547,692	$338,953,428	$137,882,730
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$231,936	$329,391	$12,109	$(4,760)

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/09	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$4,187,538	$7,996,426	$12,296,549	$4,802,792
Net realized gain (loss) on investments	17,960	735,470	41,769	(457,389)
Net unrealized gain (loss) on investments	(2,871,559)	(11,259,717)	(5,855,025)	(5,761,463)
Change in net assets from operations	$1,333,939	$(2,527,821)	$6,483,293	$(1,416,060)

Distributions declared to shareholders
From net investment income	$(4,059,672)	$(8,219,506)	$(13,144,511)	$(4,597,753)
From net realized gain on investments	—	(1,444,382)	(1,297,069)	—
Total distributions declared to shareholders	$(4,059,672)	$(9,663,888)	$(14,441,580)	$(4,597,753)
Change in net assets from fund share transactions	$8,830,416	$53,842,919	$23,398,771	$6,442,178
Total change in net assets	$6,104,683	$41,651,210	$15,440,484	$428,365

Net assets
At beginning of period	89,061,442	166,033,350	310,366,817	106,714,788
At end of period	$95,166,125	$207,684,560	$325,807,301	$107,143,153
Undistributed net investment income included in net assets at end of period	$81,756	$51,618	$312,123	$62,187

Year ended 3/31/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,244,242	$4,973,019	$12,958,090	$5,460,770	(b)
Net realized gain (loss) on investments	(1,368,703)	(242,148)	507,127	(1,020,513	)(b)
Net unrealized gain (loss) on investments	(5,314,469)	(4,127,480)	(12,901,901)	(5,827,258	)(b)
Change in net assets from operations	$(438,930)	$603,391	$563,316	$(1,387,001)

Distributions declared to shareholders
From net investment income	$(6,193,212)	$(5,035,589)	$(12,244,399)	$(5,074,051)
From net realized gain on investments	(235,358)	(476,450)	(2,312,309)	(1,300,633)
Total distributions declared to shareholders	$(6,428,570)	$(5,512,039)	$(14,556,708)	$(6,374,684)
Change in net assets from fund share transactions	$(1,900,667)	$10,616,051	$13,194,233	$(2,264,088)
Total change in net assets	$(8,768,167)	$5,707,403	$(799,159)	$(10,025,773)

Net assets
At beginning of period	149,918,196	111,011,533	282,178,795	133,044,300
At end of period	$141,150,029	$116,718,936	$281,379,636	$123,018,527
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$21,398	$267,749	$(60,275)	$(9,396)

(b)	Amounts reflect a correction which reclassifies income and gains previously reported relating to activity for certain municipal bonds held in connection with self-deposited inverse floating rate securities. The corrected amounts resulted in an increase to previously reported net investment income of $1,275,128, a decrease to previously reported net realized gain (loss) on investments of $72,183 and a decrease to previously reported net unrealized gain (loss) on investments of $1,202,945. There is no impact on previously reported changes in net assets from operations.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.30	$9.58	$9.80	$9.73		$9.82

Income (loss) from investment operations
Net investment income (d)	$0.41	$0.43	$0.44	$0.45	(z)	$0.44
Net realized and unrealized gain (loss) on investments	0.52	(0.30)	(0.23)	0.05	(z)	(0.09)
Total from investment operations	$0.93	$0.13	$0.21	$0.50		$0.35

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.41)	$(0.43)	$(0.43)		$(0.44)
Net asset value, end of period	$9.82	$9.30	$9.58	$9.80		$9.73
Total return (%) (r)(s)(t)	10.10	1.47	2.21	5.20		3.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.74	1.03	1.11		1.07
Expenses after expense reductions (f)	0.77	0.57	0.78	0.86		0.82
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.54	0.56	0.62		0.64
Net investment income	4.28	4.55	4.51	4.59	(z)	4.48
Portfolio turnover	11	24	13	12		9
Net assets at end of period (000 Omitted)	$107,625	$89,793	$80,893	$75,470		$75,597

See Notes to Financial Statements

Financial Highlights – continued

MFS® MISSISSIPPI MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.32	$9.59	$9.81	$9.74		$9.84

Income (loss) from investment operations
Net investment income (d)	$0.35	$0.36	$0.36	$0.38	(z)	$0.37
Net realized and unrealized gain (loss) on investments	0.50	(0.29)	(0.22)	0.04	(z)	(0.10)
Total from investment operations	$0.85	$0.07	$0.14	$0.42		$0.27

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)	$(0.36)	$(0.35)		$(0.37)
Net asset value, end of period	$9.83	$9.32	$9.59	$9.81		$9.74
Total return (%) (r)(s)(t)	9.22	0.80	1.43	4.41		2.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.51	1.80	1.87		1.83
Expenses after expense reductions (f)	1.46	1.33	1.55	1.62		1.58
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.31	1.33	1.38		1.40
Net investment income	3.59	3.79	3.75	3.83	(z)	3.72
Portfolio turnover	11	24	13	12		9
Net assets at end of period (000 Omitted)	$4,425	$5,374	$8,169	$9,408		$10,465
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.23	$10.82	$11.15	$11.13		$11.30

Income (loss) from investment operations
Net investment income (d)	$0.47	$0.44	$0.46	$ 0.52	(z)	$0.49
Net realized and unrealized gain (loss) on investments	0.69	(0.50)	(0.26)	0.03	(z)	(0.12)
Total from investment operations	$1.16	$(0.06)	$0.20	$0.55		$0.37

Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.46)	$(0.48)	$(0.48)		$(0.49)
From net realized gain on investments	(0.01)	(0.07)	(0.05)	(0.05)		(0.05)
Total distributions declared to shareholders	$(0.46)	$(0.53)	$(0.53)	$(0.53)		$(0.54)
Net asset value, end of period	$10.93	$10.23	$10.82	$11.15		$11.13
Total return (%) (r)(s)(t)	11.53	(0.46)	1.84	5.07		3.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.94	1.25	1.32		1.28
Expenses after expense reductions (f)	0.88	0.78	1.00	1.06		1.03
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.75	0.77	0.82		0.85
Net investment income	4.35	4.29	4.16	4.66	(z)	4.36
Portfolio turnover	26	29	22	8		12
Net assets at end of period (000 Omitted)	$177,429	$169,525	$126,126	$118,924		$118,476

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.20	$10.79	$11.11	$11.09		$11.27

Income (loss) from investment operations
Net investment income (d)	$0.39	$0.37	$0.38	$0.43	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.69	(0.51)	(0.25)	0.04	(z)	(0.14)
Total from investment operations	$1.08	$(0.14)	$0.13	$0.47		$0.27

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.38)	$(0.40)	$(0.40)		$(0.40)
From net realized gain on investments	(0.01)	(0.07)	(0.05)	(0.05)		(0.05)
Total distributions declared to shareholders	$(0.38)	$(0.45)	$(0.45)	$(0.45)		$(0.45)
Net asset value, end of period	$10.90	$10.20	$10.79	$11.11		$11.09
Total return (%) (r)(s)(t)	10.73	(1.23)	1.15	4.29		2.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.70	2.00	2.07		2.03
Expenses after expense reductions (f)	1.63	1.52	1.75	1.82		1.78
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.50	1.52	1.57		1.60
Net investment income	3.61	3.55	3.43	3.91	(z)	3.61
Portfolio turnover	26	29	22	8		12
Net assets at end of period (000 Omitted)	$14,229	$16,285	$20,053	$25,654		$30,046

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.22	$10.81	$11.13	$11.11		$11.29

Income (loss) from investment operations
Net investment income (d)	$0.39	$0.37	$0.37	$0.43	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.69	(0.51)	(0.24)	0.04	(z)	(0.14)
Total from investment operations	$1.08	$(0.14)	$0.13	$0.47		$0.27

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.38)	$(0.40)	$(0.40)		$(0.40)
From net realized gain on investments	(0.01)	(0.07)	(0.05)	(0.05)		(0.05)
Total distributions declared to shareholders	$(0.38)	$(0.45)	$(0.45)	$(0.45)		$(0.45)
Net asset value, end of period	$10.92	$10.22	$10.81	$11.13		$11.11
Total return (%) (r)(s)(t)	10.70	(1.22)	1.16	4.29		2.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.70	2.00	2.07		2.03
Expenses after expense reductions (f)	1.63	1.53	1.75	1.82		1.78
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.50	1.52	1.57		1.60
Net investment income	3.59	3.54	3.40	3.92	(z)	3.61
Portfolio turnover	26	29	22	8		12
Net assets at end of period (000 Omitted)	$31,421	$21,874	$19,855	$15,822		$17,064
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$11.15	$11.44	$11.86	$11.85		$11.99

Income (loss) from investment operations
Net investment income (d)	$0.51	$0.45	$0.52	$ 0.51	(z)	$0.51
Net realized and unrealized gain (loss) on investments	0.55	(0.21)	(0.42)	0.03	(z)	(0.09)
Total from investment operations	$1.06	$0.24	$0.10	$0.54		$0.42

Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.48)	$(0.48)	$(0.50)		$(0.51)
From net realized gain on investments	(0.02)	(0.05)	(0.04)	(0.03)		(0.05)
Total distributions declared to shareholders	$(0.50)	$(0.53)	$(0.52)	$(0.53)		$(0.56)
Net asset value, end of period	$11.71	$11.15	$11.44	$11.86		$11.85
Total return (%) (r)(s)(t)	9.55	2.22	0.83	4.60		3.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	1.08	1.32	1.36		1.32
Expenses after expense reductions (f)	0.87	0.91	1.07	1.11		1.08
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.85	0.81	0.81	0.86		0.89
Net investment income	4.42	4.05	4.48	4.34	(z)	4.24
Portfolio turnover	12	20	17	12		8
Net assets at end of period (000 Omitted)	$346,345	$274,487	$257,884	$268,108		$270,124

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$11.14	$11.42	$11.84	$11.83		$11.98

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.38	$0.45	$0.44	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.53	(0.20)	(0.43)	0.02	(z)	(0.10)
Total from investment operations	$0.96	$0.18	$0.02	$0.46		$0.33

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.41)	$(0.40)	$(0.42)		$(0.43)
From net realized gain on investments	(0.02)	(0.05)	(0.04)	(0.03)		(0.05)
Total distributions declared to shareholders	$(0.41)	$(0.46)	$(0.44)	$(0.45)		$(0.48)
Net asset value, end of period	$11.69	$11.14	$11.42	$11.84		$11.83
Total return (%) (r)(s)(t)	8.65	1.63	0.17	3.93		2.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.74	1.97	2.01		1.98
Expenses after expense reductions (f)	1.62	1.56	1.72	1.76		1.73
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.60	1.46	1.47	1.51		1.54
Net investment income	3.68	3.39	3.83	3.70	(z)	3.59
Portfolio turnover	12	20	17	12		8
Net assets at end of period (000 Omitted)	$11,331	$13,652	$21,537	$26,520		$32,610

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2010	2009	2008	2007		2006
Net asset value, beginning of period	$11.15	$11.43	$11.85	$11.84		$11.98

Income (loss) from investment operations
Net investment income (d)	$0.42	$0.38	$0.45	$0.44	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.54	(0.20)	(0.43)	0.02	(z)	(0.09)
Total from investment operations	$0.96	$0.18	$0.02	$0.46		$0.34

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.41)	$(0.40)	$(0.42)		$(0.43)
From net realized gain on investments	(0.02)	(0.05)	(0.04)	(0.03)		(0.05)
Total distributions declared to shareholders	$(0.41)	$(0.46)	$(0.44)	$(0.45)		$(0.48)
Net asset value, end of period	$11.70	$11.15	$11.43	$11.85		$11.84
Total return (%) (r)(s)(t)	8.63	1.63	0.17	3.93		2.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.73	1.97	2.01		1.98
Expenses after expense reductions (f)	1.62	1.56	1.72	1.76		1.73
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.60	1.47	1.47	1.51		1.54
Net investment income	3.64	3.39	3.83	3.69	(z)	3.61
Portfolio turnover	12	20	17	12		8
Net assets at end of period (000 Omitted)	$68,989	$37,668	$30,946	$33,152		$32,223
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008		2007		2006
Net asset value, beginning of period	$9.40	$9.90	$10.24		$10.15		$10.17

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.45	$0.44		$0.45	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.64	(0.52)	(0.36)		0.06	(z)	(0.02)
Total from investment operations	$1.07	$(0.07)	$0.08		$0.51		$0.41

Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.43)	$(0.42)		$(0.42)		$(0.43)
From net realized gain on investments	—	—	(0.00	)(w)	—		—
Total distributions declared to shareholders	$(0.43)	$(0.43)	$(0.42)		$(0.42)		$(0.43)
Net asset value, end of period	$10.04	$9.40	$9.90		$10.24		$10.15
Total return (%) (r)(s)(t)	11.49	(0.69)	0.87		5.17		4.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.88	1.11		1.18		1.13
Expenses after expense reductions (f)	0.79	0.66	0.80		0.82		0.77
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.79	0.61	0.60		0.60		0.60
Net investment income	4.40	4.67	4.32		4.45	(z)	4.24
Portfolio turnover	12	28	17		9		9
Net assets at end of period (000 Omitted)	$113,411	$84,422	$77,866		$73,813		$74,429

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008		2007		2006
Net asset value, beginning of period	$9.43	$9.93	$10.27		$10.18		$10.20

Income (loss) from investment operations
Net investment income (d)	$0.36	$0.37	$0.36		$0.38	(z)	$0.36
Net realized and unrealized gain (loss) on investments	0.62	(0.51)	(0.35)		0.06	(z)	(0.03)
Total from investment operations	$0.98	$(0.14)	$0.01		$0.44		$0.33

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.36)	$(0.35)		$(0.35)		$(0.35)
From net realized gain on investments	—	—	(0.00	)(w)	—		—
Total distributions declared to shareholders	$(0.35)	$(0.36)	$(0.35)		$(0.35)		$(0.35)
Net asset value, end of period	$10.06	$9.43	$9.93		$10.27		$10.18
Total return (%) (r)(s)(t)	10.51	(1.42)	0.11		4.37		3.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	1.64	1.86		1.94		1.89
Expenses after expense reductions (f)	1.54	1.41	1.56		1.58		1.53
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.54	1.37	1.36		1.36		1.36
Net investment income	3.64	3.91	3.56		3.69	(z)	3.49
Portfolio turnover	12	28	17		9		9
Net assets at end of period (000 Omitted)	$20,864	$22,721	$28,848		$33,849		$38,642
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009		2008	2007		2006
Net asset value, beginning of period	$11.33	$11.85		$12.29	$12.25		$12.36

Income (loss) from investment operations
Net investment income (d)	$0.53	$0.50		$0.53	$ 0.55	(z)	$0.54
Net realized and unrealized gain (loss) on investments	0.68	(0.50)		(0.45)	0.00	(w)(z)	(0.11)
Total from investment operations	$1.21	$(0.00	)(w)	$0.08	$0.55		$0.43

Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.50)		$(0.52)	$(0.51)		$(0.54)
From net realized gain on investments	(0.01)	(0.02)		—	—		—
Total distributions declared to shareholders	$(0.50)	$(0.52)		$(0.52)	$(0.51)		$(0.54)
Net asset value, end of period	$12.04	$11.33		$11.85	$12.29		$12.25
Total return (%) (r)(s)(t)	10.77	0.03		0.62	4.57		3.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	1.10		1.31	1.37		1.34
Expenses after expense reductions (f)	0.90	0.93		1.06	1.12		1.09
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.85		0.85	0.89		0.92
Net investment income	4.47	4.38		4.36	4.45	(z)	4.35
Portfolio turnover	14	19		13	10		13
Net assets at end of period (000 Omitted)	$165,017	$129,510		$134,422	$135,766		$131,167

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$11.33	$11.84	$12.29	$12.24		$12.36

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.43	$0.45	$0.47	(z)	$0.46
Net realized and unrealized gain (loss) on investments	0.68	(0.50)	(0.46)	0.01	(z)	(0.12)
Total from investment operations	$1.12	$(0.07)	$(0.01)	$0.48		$0.34

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.42)	$(0.44)	$(0.43)		$(0.46)
From net realized gain on investments	(0.01)	(0.02)	—	—		—
Total distributions declared to shareholders	$(0.41)	$(0.44)	$(0.44)	$(0.43)		$(0.46)
Net asset value, end of period	$12.04	$11.33	$11.84	$12.29		$12.24
Total return (%) (r)(s)(t)	9.95	(0.54)	(0.12)	3.98		2.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	1.76	1.96	2.02		1.99
Expenses after expense reductions (f)	1.65	1.58	1.71	1.77		1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.50	1.50	1.54		1.57
Net investment income	3.73	3.72	3.71	3.80	(z)	3.70
Portfolio turnover	14	19	13	10		13
Net assets at end of period (000 Omitted)	$9,438	$11,640	$15,496	$20,679		$26,214
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See notes to financial statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.84	$10.25	$10.58	$10.56		$10.71

Income (loss) from investment operations
Net investment income (d)	$0.45	$0.44	$0.48	$0.47	(z)	$0.45
Net realized and unrealized gain (loss) on investments	0.56	(0.37)	(0.34)	(0.01	)(z)	(0.12)
Total from investment operations	$1.01	$0.07	$0.14	$0.46		$0.33

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.44)	$(0.44)	$(0.44)		$(0.44)
From net realized gain on investments	(0.03)	(0.04)	(0.03)	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.45)	$(0.48)	$(0.47)	$(0.44)		$(0.48)
Net asset value, end of period	$10.40	$9.84	$10.25	$10.58		$10.56
Total return (%) (r)(s)(t)	10.46	0.84	1.38	4.43		3.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	1.02	1.13	1.17		1.19
Expenses after expense reductions (f)	0.91	0.85	0.88	0.92		0.94
Net investment income	4.36	4.42	4.61	4.44	(z)	4.17
Portfolio turnover	20	23	26	15		5
Net assets at end of period (000 Omitted)	$125,641	$108,763	$101,028	$99,302		$98,825

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.83	$10.24	$10.57	$10.56		$10.70

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.37	$0.41	$0.40	(z)	$0.38
Net realized and unrealized gain (loss) on investments	0.57	(0.36)	(0.34)	(0.02	)(z)	(0.11)
Total from investment operations	$0.94	$0.01	$0.07	$0.38		$0.27

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.38)	$(0.37)	$(0.37)		$(0.37)
From net realized gain on investments	(0.03)	(0.04)	(0.03)	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.38)	$(0.42)	$(0.40)	$(0.37)		$(0.41)
Net asset value, end of period	$10.39	$9.83	$10.24	$10.57		$10.56
Total return (%) (r)(s)(t)	9.65	0.17	0.72	3.66		2.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.69	1.78	1.82		1.84
Expenses after expense reductions (f)	1.66	1.51	1.53	1.57		1.59
Net investment income	3.63	3.76	3.93	3.78	(z)	3.52
Portfolio turnover	20	23	26	15		5
Net assets at end of period (000 Omitted)	$4,907	$7,956	$9,983	$12,924		$17,217
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010		2009	2008	2007		2006
Net asset value, beginning of period	$10.54		$11.07	$11.43	$11.41		$11.52

Income (loss) from investment operations
Net investment income (d)	$0.49		$0.50	$0.53	$ 0.51	(z)	$0.51
Net realized and unrealized gain (loss) on investments	0.69		(0.47)	(0.38)	(0.00	)(w)(z)	(0.12)
Total from investment operations	$1.18		$0.03	$0.15	$0.51		$0.39

Less distributions declared to shareholders
From net investment income	$(0.48)		$(0.47)	$(0.48)	$(0.49)		$(0.50)
From net realized gain on investments	(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.48)		$(0.56)	$(0.51)	$(0.49)		$(0.50)
Net asset value, end of period	$11.24		$10.54	$11.07	$11.43		$11.41
Total return (%) (r)(s)(t)	11.34		0.40	1.34	4.57		3.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87		1.08	1.27	1.32		1.30
Expenses after expense reductions (f)	0.87		0.91	1.02	1.07		1.05
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.86		0.82	0.82	0.87		0.90
Net investment income	4.40		4.69	4.72	4.51	(z)	4.38
Portfolio turnover	15		22	27	8		13
Net assets at end of period (000 Omitted)	$302,736		$254,234	$257,133	$269,068		$277,633

	Years ended 3/31
Class B	2010		2009	2008	2007		2006
Net asset value, beginning of period	$10.53		$11.06	$11.42	$11.40		$11.51

Income (loss) from investment operations
Net investment income (d)	$0.40		$0.43	$0.46	$0.44	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.70		(0.47)	(0.38)	(0.00	)(w)(z)	(0.11)
Total from investment operations	$1.10		$(0.04)	$0.08	$0.44		$0.32

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.40)	$(0.41)	$(0.42)		$(0.43)
From net realized gain on investments	(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.39)		$(0.49)	$(0.44)	$(0.42)		$(0.43)
Net asset value, end of period	$11.24		$10.53	$11.06	$11.42		$11.40
Total return (%) (r)(s)(t)	10.62		(0.26)	0.68	3.89		2.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62		1.74	1.92	1.97		1.95
Expenses after expense reductions (f)	1.62		1.56	1.67	1.72		1.70
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.61		1.47	1.47	1.52		1.55
Net investment income	3.66		4.04	4.07	3.87	(z)	3.73
Portfolio turnover	15		22	27	8		13
Net assets at end of period (000 Omitted)	$6,558		$7,401	$9,941	$12,545		$16,885

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2010		2009	2008	2007		2006
Net asset value, beginning of period	$10.54		$11.06	$11.43	$11.41		$11.52

Income (loss) from investment operations
Net investment income (d)	$0.40		$0.43	$0.46	$0.44	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.69		(0.46)	(0.39)	(0.00	)(w)(z)	(0.11)
Total from investment operations	$1.09		$(0.03)	$0.07	$0.44		$0.32

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.40)	$(0.41)	$(0.42)		$(0.43)
From net realized gain on investments	(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.39)		$(0.49)	$(0.44)	$(0.42)		$(0.43)
Net asset value, end of period	$11.24		$10.54	$11.06	$11.43		$11.41
Total return (%) (r)(s)(t)	10.50		(0.17)	0.59	3.89		2.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62		1.73	1.93	1.97		1.95
Expenses after expense reductions (f)	1.62		1.56	1.67	1.72		1.70
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.61		1.48	1.47	1.52		1.55
Net investment income	3.63		4.02	4.06	3.86	(z)	3.72
Portfolio turnover	15		22	27	8		13
Net assets at end of period (000 Omitted)	$29,660		$19,745	$15,105	$12,377		$12,995
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2010	2009		2008	2007		2006
Net asset value, beginning of period	$10.36	$11.01		$11.45	$11.47		$11.58

Income (loss) from investment operations
Net investment income (d)	$0.45	$0.47	(b)	$0.49	$0.51	(z)	$0.48
Net realized and unrealized gain (loss) on investments	0.60	(0.58	)(b)	(0.45)	0.01	(z)	(0.11)
Total from investment operations	$1.05	$(0.11)		$0.04	$0.52		$0.37

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.43)		$(0.47)	$(0.47)		$(0.48)
From net realized gain on investments	(0.01)	(0.11)		(0.01)	(0.07)		—
Total distributions declared to shareholders	$(0.43)	$(0.54)		$(0.48)	$(0.54)		$(0.48)
Net asset value, end of period	$10.98	$10.36		$11.01	$11.45		$11.47
Total return (%) (r)(s)(t)	10.22	(0.87)		0.35	4.59		3.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	1.03		1.35	1.40		1.34
Expenses after expense reductions (f)	0.90	0.86		1.10	1.15		1.09
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.85		0.85	0.89		0.92
Net investment income	4.12	4.39	(b)	4.33	4.41	(z)	4.16
Portfolio turnover	12	14		14	13		7
Net assets at end of period (000 Omitted)	$133,244	$116,564		$124,948	$129,974		$134,416

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2010	2009		2008	2007		2006
Net asset value, beginning of period	$10.36	$11.01		$11.44	$11.46		$11.58

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.40	(b)	$0.42	$0.43	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.59	(0.58	)(b)	(0.44)	0.01	(z)	(0.13)
Total from investment operations	$0.96	$(0.18)		$(0.02)	$0.44		$0.28

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.36)		$(0.40)	$(0.39)		$(0.40)
From net realized gain on investments	(0.01)	(0.11)		(0.01)	(0.07)		—
Total distributions declared to shareholders	$(0.35)	$(0.47)		$(0.41)	$(0.46)		$(0.40)
Net asset value, end of period	$10.97	$10.36		$11.01	$11.44		$11.46
Total return (%) (r)(s)(t)	9.31	(1.52)		(0.21)	3.92		2.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.69		2.00	2.06		1.99
Expenses after expense reductions (f)	1.65	1.52		1.75	1.80		1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.51		1.50	1.55		1.57
Net investment income	3.39	3.75	(b)	3.69	3.76	(z)	3.51
Portfolio turnover	12	14		14	13		7
Net assets at end of period (000 Omitted)	$4,639	$6,454		$8,096	$10,087		$12,388
(b)	Amounts reflect a correction which reclassifies income and gains previously reported relating to activity for certain municipal bonds held in connection with self-deposited inverse floating rate securities. The corrected amounts resulted in an increase of $0.11 per share to previously reported net investment income, a decrease of $0.11 per share to previously reported net realized and unrealized gain (loss) on investments, and an increase of 1.02% to the previously reported net investment income ratio of each class. There is no impact on previously reported income from operations.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.25% to the net investment income ratio of each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Notes to Financial Statements – continued

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments at Value
Municipal Bonds	$—	$108,955,706	$—	$108,955,706
Mutual Funds	1,617,861	—	—	1,617,861
Total Investments	$1,617,861	$108,955,706	$—	$110,573,567

Other Financial Instruments
Futures	$4,083	$—	$—	$4,083

New York Fund
Investments at Value
Municipal Bonds	$—	$213,983,977	$—	$213,983,977
Mutual Funds	1,797,699	—	—	1,797,699
Total Investments	$1,797,699	$213,983,977	$—	$215,781,676

Other Financial Instruments
Futures	$13,850	$—	$—	$13,850

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$425,766,911	$—	$425,766,911
Mutual Funds	6,412,346	—	—	6,412,346
Total Investments	$6,412,346	$425,766,911	$—	$432,179,257

Other Financial Instruments
Futures	$20,309	$—	$—	$20,309

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$131,073,022	$—	$131,073,022
Mutual Funds	2,841,475	—	—	2,841,475
Total Investments	$2,841,475	$131,073,022	$—	$133,914,497

Other Financial Instruments
Futures	$8,149	$—	$—	$8,149

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$165,512,873	$—	$165,512,873
Mutual Funds	7,744,864	—	—	7,744,864
Total Investments	$7,744,864	$165,512,873	$—	$173,257,737

Other Financial Instruments
Futures	$6,940	$—	$—	$6,940

Notes to Financial Statements – continued

	Level 1	Level 2	Level 3	Total
Tennessee Fund
Investments at Value
Municipal Bonds	$—	$125,488,945	$—	$125,488,945
Mutual Funds	2,250,146	—	—	2,250,146
Total Investments	$2,250,146	$125,488,945	$—	$127,739,091

Other Financial Instruments
Futures	$7,080	$—	$—	$7,080

Virginia Fund
Investments at Value
Municipal Bonds	$—	$338,395,494	$—	$338,395,494
Mutual Funds	3,651,142	—	—	3,651,142
Total Investments	$3,651,142	$338,395,494	$—	$342,046,636

Other Financial Instruments
Futures	$18,475	$—	$—	$18,475

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$133,391,665	$—	$133,391,665
Mutual Funds	795,623	—	—	795,623
Total Investments	$795,623	$133,391,665	$—	$134,187,288

Other Financial Instruments
Futures	$5,716	$—	$—	$5,716

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Each fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period each fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about each fund’s use of and accounting for derivative instruments and the effect of derivative instruments on each fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though each fund may use derivatives in an attempt to achieve an economic hedge, each fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Each fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by each fund at March 31, 2010:

			Fair Value (a)
Fund	Risk	Derivative	Asset Derivatives
Mississippi Fund	Interest Rate Contracts	Interest Rate Futures	$4,083
New York Fund	Interest Rate Contracts	Interest Rate Futures	13,850
North Carolina Fund	Interest Rate Contracts	Interest Rate Futures	20,310
Pennsylvania Fund	Interest Rate Contracts	Interest Rate Futures	8,149
South Carolina Fund	Interest Rate Contracts	Interest Rate Futures	6,940
Tennessee Fund	Interest Rate Contracts	Interest Rate Futures	7,080
Virginia Fund	Interest Rate Contracts	Interest Rate Futures	18,475
West Virginia Fund	Interest Rate Contracts	Interest Rate Futures	5,716

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within each fund’s Statement of Assets and Liabilities.

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by each fund for the year ended March 31, 2010 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate Contracts	$(2,101)
New York Fund	Interest Rate Contracts	139,421
North Carolina Fund	Interest Rate Contracts	48,382
Pennsylvania Fund	Interest Rate Contracts	93,755
South Carolina Fund	Interest Rate Contracts	14,517
Tennessee Fund	Interest Rate Contracts	77,524
Virginia Fund	Interest Rate Contracts	92,027
West Virginia Fund	Interest Rate Contracts	(2,942)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each fund for the year ended March 31, 2010 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate Contracts	$4,083
New York Fund	Interest Rate Contracts	124,690
North Carolina Fund	Interest Rate Contracts	155,116
Pennsylvania Fund	Interest Rate Contracts	56,080
South Carolina Fund	Interest Rate Contracts	45,884
Tennessee Fund	Interest Rate Contracts	43,028
Virginia Fund	Interest Rate Contracts	129,315
West Virginia Fund	Interest Rate Contracts	5,716

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between each fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolios of Investments.

Futures Contracts – Each fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Each fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments

Notes to Financial Statements – continued

to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – Certain funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by certain funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of certain funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of certain funds in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of certain funds’ payable to the holder of the floating rate certificate from trust assets as reported on certain funds’ Statements of Assets and Liabilities approximates its fair value. At March 31, 2010, certain funds’ payable to the holder of the floating rate certificate from trust assets and the interest rate on these floating rate certificates issued by the trust were as follows:

	Payable to the holder of the floating rate certificate from trust assets at March 31, 2010	Weighted average interest rate at March 31, 2010 on floating rate certificates issued by the trust
Fund
North Carolina Fund	$8,014,480	0.47%
Pennsylvania Fund	946,601	0.73%
Virginia Fund	5,427,789	0.65%

For the year ended March 31, 2010, the average daily payable to the holder of the floating rate certificate from trust assets; the weighted average interest rate related to this payable; and the interest expense and fees related to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets were as follows:

	Average payable to the holder of the floating rate certificate from trust assets for the year ended ended March 31, 2010	Weighted average interest rate for the year ended March 31, 2010, on floating rate certificates issued by the trust	Interest expense and fees in connection with self- deposited inverse floaters for the year ended March 31, 2010
Fund
North Carolina Fund	$8,014,090	0.92%	$73,599
Pennsylvania Fund	952,290	0.47%	4,484
Virginia Fund	5,428,207	0.73%	39,748

Primary and externally deposited inverse floaters held by certain funds are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been

Notes to Financial Statements – continued

disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2010, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax return for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and secured borrowings.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 3/31/10	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$—	$370,248	$—	$554	$258,022	$89,469	$52,126
Tax-exempt income	4,338,414	9,064,289	15,075,885	5,048,417	6,293,244	5,126,335	13,203,071	5,107,886
Long-term capital gain	—	177,068	180,492	—	101,542	140,076	—	35,654
Total distributions	$4,338,414	$9,241,357	$15,626,625	$5,048,417	$6,395,340	$5,524,433	$13,292,540	$5,195,666

Year ended 3/31/09	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$381,554	$150,098	$—	$—	$338,369	$732,996	$20,485
Tax-exempt income	4,059,672	8,219,506	13,144,511	4,597,753	6,193,212	5,035,589	12,244,399	5,074,051
Long-term capital gain	—	1,062,828	1,146,971	—	235,358	138,081	1,579,313	1,280,148
Total distributions	$4,059,672	$9,663,888	$14,441,580	$4,597,753	$6,428,570	$5,512,039	$14,556,708	$6,374,684

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/10	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$106,878,070	$208,439,573	$408,736,343	$130,162,240	$167,937,233	$124,257,054	$327,414,857	$132,427,225
Gross appreciation	$4,372,978	$9,774,525	$18,074,953	$4,186,602	$6,689,120	$5,068,798	$13,778,164	$3,320,253
Gross depreciation	(677,481)	(2,432,422)	(2,646,519)	(1,380,946)	(1,368,616)	(1,586,761)	(4,574,174)	(1,560,190)
Net unrealized appreciation (depreciation)	$3,695,497	$7,342,103	$15,428,434	$2,805,656	$5,320,504	$3,482,037	$9,203,990	$1,760,063
Undistributed ordinary income	261,227	—	21,649	—	—	—	189,022	—
Undistributed tax-exempt income	468,384	831,657	1,701,669	515,507	822,861	782,443	1,218,662	455,616
Capital loss carryforwards	—	—	—	(484,739)	(620,248)	—	—	(936,443)
Post-October capital loss deferral	(65,650)	—	(244,268)	—	—	(91,195)	(121,706)	(92,246)
Other temporary differences	(393,484)	(789,202)	(1,414,579)	(462,907)	(590,925)	(453,052)	(1,206,552)	(460,376)

Notes to Financial Statements – continued

As of March 31, 2010 certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Pennsylvania Fund	South Carolina Fund	West Virginia Fund
3/31/16	$(17,684)	$—	$—
3/31/17	(327,327)	—	—
3/31/18	(139,728)	(620,248)	(936,443)
Total	$(484,739)	$(620,248)	$(936,443)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$4,165,999	$3,799,592	$7,586,827	$6,767,287	$12,877,948	$11,214,241	$4,268,789	$3,643,041
Class B	172,415	260,080	550,567	660,968	421,961	696,228	779,628	954,712
Class C	N/A	N/A	926,895	791,251	1,775,976	1,234,042	N/A	N/A
Total	$4,338,414	$4,059,672	$9,064,289	$8,219,506	$15,075,885	$13,144,511	$5,048,417	$4,597,753

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$5,930,821	$5,685,164	$4,907,834	$4,697,979	$12,085,787	$11,232,593	$4,932,398	$4,821,294
Class B	362,423	508,048	218,501	337,610	245,244	333,402	175,488	252,757
Class C	N/A	N/A	N/A	N/A	872,040	678,404	N/A	N/A
Total	$6,293,244	$6,193,212	$5,126,335	$5,035,589	$13,203,071	$12,244,399	$5,107,886	$5,074,051

From net realized gain on investments

	New York Fund		North Carolina Fund		South Carolina Fund		Tennessee Fund
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$143,090	$1,168,392	$452,106	$1,077,983	$95,524	$213,444	$380,028	$441,456
Class B	11,899	120,331	16,499	78,686	6,572	21,914	18,070	34,994
Class C	22,079	155,659	82,135	140,400	N/A	N/A	N/A	N/A
Total	$177,068	$1,444,382	$550,740	$1,297,069	$102,096	$235,358	$398,098	$476,450

	Virginia Fund		West Virginia Fund
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$80,213	$2,090,779	$84,345	$1,224,513
Class B	1,909	68,587	3,435	76,120
Class C	7,347	152,943	N/A	N/A
Total	$89,469	$2,312,309	$87,780	$1,300,633

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

For the Pennsylvania Fund, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate

Notes to Financial Statements – continued

instruments), such that operating expenses did not exceed 0.20% annually of the fund’s average daily net assets. This written agreement terminated on August 1, 2009. For the year ended March 31, 2010, this reduction amounted to $18,537 and is reflected as a reduction of total expenses in the Statements of Operations.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.91%	0.94%	0.89%	0.90%
Class B	1.65%	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.65%	1.68%	N/A	N/A	1.64%	N/A

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2010. For the year ended March 31, 2010, this reduction amounted to $2,768 for the West Virginia fund and is reflected as a reduction of total expenses in the Statements of Operations. For all other funds, actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the year ended March 31, 2010, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$62,493	$85,531	$179,060	$112,987	$134,230	$46,635	$113,649	$28,607

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.07%	$190,673
New York Fund	—	0.25%	0.25%	0.25%	448,886
North Carolina Fund	—	0.25%	0.25%	0.25%	787,794
Pennsylvania Fund	—	0.25%	0.25%	0.10%	203,839
South Carolina Fund	—	0.25%	0.25%	0.25%	361,881
Tennessee Fund	—	0.25%	0.25%	0.25%	298,403
Virginia Fund	—	0.25%	0.25%	0.25%	704,055
West Virginia Fund	—	0.25%	0.25%	0.25%	319,241

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.77%	$45,245
New York Fund	0.75%	0.25%	1.00%	1.00%	157,785
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	125,932
Pennsylvania Fund	0.75%	0.25%	1.00%	0.86%	209,379
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	107,888
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	64,503
Virginia Fund	0.75%	0.25%	1.00%	1.00%	69,064
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	56,051

Notes to Financial Statements – continued

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$267,168
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	536,028
Virginia Fund	0.75%	0.25%	1.00%	1.00%	247,552

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$235,918	$873,839	$1,449,754	$413,218	$469,769	$362,906	$1,020,671	$375,292

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2010, based on each class’ average daily net assets.

Mississippi Fund: Effective July 1, 2009, the service fee rate for Class A is 0.25%. MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $114,404 which is shown as a reduction of total expenses in the Statements of Operations. Prior to July 1, 2009, payment of the 0.25% service fee rate was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced to 0.00% by MFD under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $7,316 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was not in effect.

Pennsylvania Fund: Effective August 1, 2009, the service fee rate for Class A is 0.25%. MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $104,453 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate for Class A was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $19,679 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2010, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$1,000	$1,155	$9,866	$—	$987	$—	$—	$—
Class B	2,633	8,505	5,622	9,400	6,526	6,319	6,933	4,544
Class C	N/A	5,934	5,897	N/A	N/A	N/A	4,121	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2010, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$30,133	$59,590	$121,171	$47,734	$48,442	$39,809	$100,464	$40,365
Percent of average daily net assets	0.0289%	0.0268%	0.0318%	0.0393%	0.0311%	0.0316%	0.0321%	0.0303%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$31,769	$62,666	$108,449	$42,234	$46,831	$31,803	$93,838	$33,944

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to

Notes to Financial Statements – continued

provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2010 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0253%	0.0207%	0.0189%	0.0241%	0.0224%	0.0239%	0.0194%	0.0234%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense for the funds. These amounts are included in independent Trustees’ compensation on the Statements of Operations and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$712	$601	$1,187	$720	$1,163	$609	$1,181	$1,159

The liability for deferred retirement benefits payable to certain independent Trustees in connection with the DB plan amounted to the following at March 31, 2010, and is included in payable for independent Trustees’ compensation on the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$6,371	$8,142	$10,970	$6,307	$10,945	$8,104	$10,987	$10,939

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended March 31, 2010, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$1,152	$2,471	$4,162	$1,331	$1,711	$1,393	$3,448	$1,478

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$608	$1,300	$2,195	$703	$903	$736	$1,820	$779

Each fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$22,687,939	$55,944,750	$134,356,786	$34,405,450	$41,183,431	$28,701,052	$85,687,842	$22,935,373
Sales	$10,654,581	$55,575,466	$46,884,245	$14,455,032	$21,458,348	$24,778,865	$45,213,484	$14,968,217

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Year ended 3/31/10		Year ended 3/31/09		Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,039,002	$19,831,253	2,060,823	$19,340,627	2,487,720	$26,851,928	6,427,116	$68,313,434
Class B	38,433	374,808	44,301	414,376	153,940	1,642,985	188,171	1,957,607
Class C	N/A	N/A	N/A	N/A	1,183,896	12,754,003	723,936	7,614,646
	2,077,435	$20,206,061	2,105,124	$19,755,003	3,825,556	$41,248,916	7,339,223	$77,885,687

Shares issued to shareholders in reinvestment of distributions
Class A	257,570	$2,500,746	247,782	$2,315,315	495,175	$5,329,737	530,046	$5,397,306
Class B	11,062	107,431	15,068	141,132	36,394	390,362	53,460	546,184
Class C	N/A	N/A	N/A	N/A	53,994	581,504	56,460	576,753
	268,632	$2,608,177	262,850	$2,456,447	585,563	$6,301,603	639,966	$6,520,243

Shares reacquired
Class A	(983,201)	$(9,550,732)	(1,103,423)	$(10,230,051)	(3,326,790)	$(36,045,063)	(2,040,631)	$(20,686,206)
Class B	(176,143)	(1,714,200)	(334,343)	(3,150,983)	(481,645)	(5,162,565)	(504,397)	(5,118,406)
Class C	N/A	N/A	N/A	N/A	(501,470)	(5,391,673)	(476,809)	(4,758,399)
	(1,159,344)	$(11,264,932)	(1,437,766)	$(13,381,034)	(4,309,905)	$(46,599,301)	(3,021,837)	$(30,563,011)

Net change
Class A	1,313,371	$12,781,267	1,205,182	$11,425,891	(343,895)	$(3,863,398)	4,916,531	$53,024,534
Class B	(126,648)	(1,231,961)	(274,974)	(2,595,475)	(291,311)	(3,129,218)	(262,766)	(2,614,615)
Class C	N/A	N/A	N/A	N/A	736,420	7,943,834	303,587	3,433,000
	1,186,723	$11,549,306	930,208	$8,830,416	101,214	$951,218	4,957,352	$53,842,919

Notes to Financial Statements – continued

	North Carolina Fund				Pennsylvania Fund
	Year ended 3/31/10		Year ended 3/31/09		Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	7,253,492	$84,460,683	4,672,312	$51,876,066	3,480,562	$34,516,082	2,637,295	$25,344,354
Class B	223,794	2,598,752	179,425	1,997,256	265,990	2,639,202	107,471	1,033,326
Class C	2,860,282	33,218,031	1,084,956	12,102,526	N/A	N/A	N/A	N/A
	10,337,568	$120,277,466	5,936,693	$65,975,848	3,746,552	$37,155,284	2,744,766	$26,377,680

Shares issued to shareholders in reinvestment of distributions
Class A	725,075	$8,425,723	737,578	$8,166,327	276,612	$2,737,285	244,851	$2,323,850
Class B	23,366	270,938	40,071	442,898	51,198	507,154	63,568	605,969
Class C	105,465	1,226,250	89,337	987,416	N/A	N/A	N/A	N/A
	853,906	$9,922,911	866,986	$9,596,641	327,810	$3,244,439	308,419	$2,929,819

Shares reacquired
Class A	(3,005,827)	$(35,027,719)	(3,344,672)	$(36,942,123)	(1,436,161)	$(14,261,829)	(1,766,315)	$(16,571,439)
Class B	(503,722)	(5,841,221)	(879,416)	(9,675,659)	(653,820)	(6,475,238)	(666,263)	(6,293,882)
Class C	(448,679)	(5,201,206)	(501,935)	(5,555,936)	N/A	N/A	N/A	N/A
	(3,958,228)	$(46,070,146)	(4,726,023)	$(52,173,718)	(2,089,981)	$(20,737,067)	(2,432,578)	$(22,865,321)

Net change
Class A	4,972,740	$57,858,687	2,065,218	$23,100,270	2,321,013	$22,991,538	1,115,831	$11,096,765
Class B	(256,562)	(2,971,531)	(659,920)	(7,235,505)	(336,632)	(3,328,882)	(495,224)	(4,654,587)
Class C	2,517,068	29,243,075	672,358	7,534,006	N/A	N/A	N/A	N/A
	7,233,246	$84,130,231	2,077,656	$23,398,771	1,984,381	$19,662,656	620,607	$6,442,178

	South Carolina Fund				Tennessee Fund
	Year ended 3/31/10		Year ended 3/31/09		Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,542,596	$42,226,725	1,709,495	$19,609,452	1,939,406	$19,870,585	2,025,258	$20,398,645
Class B	128,368	1,525,721	79,956	914,714	50,438	515,538	35,001	352,101
	3,670,964	$43,752,446	1,789,451	$20,524,166	1,989,844	$20,386,123	2,060,259	$20,750,746

Shares issued to shareholders in reinvestment of distributions
Class A	334,486	$3,976,407	343,942	$3,921,434	298,462	$3,068,188	294,698	$2,895,444
Class B	20,397	241,886	32,441	370,528	13,526	138,608	24,067	236,695
	354,883	$4,218,293	376,383	$4,291,962	311,988	$3,206,796	318,765	$3,132,139

Shares reacquired
Class A	(1,602,298)	$(18,976,354)	(1,969,700)	$(22,257,054)	(1,204,746)	$(12,379,782)	(1,124,237)	$(11,044,208)
Class B	(392,313)	(4,654,199)	(393,238)	(4,459,741)	(400,637)	(4,110,121)	(224,756)	(2,222,626)
	(1,994,611)	$(23,630,553)	(2,362,938)	$(26,716,795)	(1,605,383)	$(16,489,903)	(1,348,993)	$(13,266,834)

Net change
Class A	2,274,784	$27,226,778	83,737	$1,273,832	1,033,122	$10,558,991	1,195,719	$12,249,881
Class B	(243,548)	(2,886,592)	(280,841)	(3,174,499)	(336,673)	(3,455,975)	(165,688)	(1,633,830)
	2,031,236	$24,340,186	(197,104)	$(1,900,667)	696,449	$7,103,016	1,030,031	$10,616,051

Notes to Financial Statements – continued

	Virginia Fund				West Virginia Fund
	Year ended 3/31/10		Year ended 3/31/09		Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	4,521,562	$50,128,310	3,378,129	$36,115,112	1,518,764	$16,334,361	1,046,303	$10,977,407
Class B	131,816	1,464,013	70,738	749,818	24,025	259,525	53,442	572,144
Class C	964,987	10,671,853	703,885	7,568,008	N/A	N/A	N/A	N/A
	5,618,365	$62,264,176	4,152,752	$44,432,938	1,542,789	$16,593,886	1,099,745	$11,549,551

Shares issued to shareholders in reinvestment of distributions
Class A	658,394	$7,297,289	795,995	$8,385,410	307,780	$3,336,380	394,443	$4,115,384
Class B	13,458	149,019	22,722	239,503	9,772	105,655	20,322	211,684
Class C	48,425	537,059	53,132	557,656	N/A	N/A	N/A	N/A
	720,277	$7,983,367	871,849	$9,182,569	317,552	$3,442,035	414,765	$4,327,068

Shares reacquired
Class A	(2,371,571)	$(26,298,904)	(3,291,991)	$(34,813,504)	(940,051)	$(10,189,172)	(1,533,750)	$(16,196,226)
Class B	(264,161)	(2,911,329)	(289,865)	(3,017,909)	(234,321)	(2,525,089)	(185,918)	(1,944,481)
Class C	(248,243)	(2,735,726)	(248,731)	(2,589,861)	N/A	N/A	N/A	N/A
	(2,883,975)	$(31,945,959)	(3,830,587)	$(40,421,274)	(1,174,372)	$(12,714,261)	(1,719,668)	$(18,140,707)

Net change
Class A	2,808,385	$31,126,695	882,133	$9,687,018	886,493	$9,481,569	(93,004)	$(1,103,435)
Class B	(118,887)	(1,298,297)	(196,405)	(2,028,588)	(200,524)	(2,159,909)	(112,154)	(1,160,653)
Class C	765,169	8,473,186	508,286	5,535,803	N/A	N/A	N/A	N/A
	3,454,667	$38,301,584	1,194,014	$13,194,233	685,969	$7,321,660	(205,158)	$(2,264,088)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended March 31, 2010, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$1,799	$3,904	$6,448	$2,068	$2,669	$2,190	$5,371	$2,316
Interest Expense	—	—	—	—	—	—	—	—

Notes to Financial Statements – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2010, are as follows:

	Underlying Funds – MFS® Institutional Money Market Portfolio
	Beginning Share / Par Amount	Acquisitions Share / Par Amount	Dispositions Share / Par Amount	Ending Share / Par Amount
Mississippi Fund	2,078,862	25,200,271	(25,661,272)	1,617,861
New York Fund	6,943,829	62,538,105	(67,684,235)	1,797,699
North Carolina Fund	7,145,386	108,717,722	(109,450,762)	6,412,346
Pennsylvania Fund	2,386,723	31,365,298	(30,910,546)	2,841,475
South Carolina Fund	1,723,307	43,435,731	(37,414,174)	7,744,864
Tennessee Fund	2,986,324	33,899,807	(34,635,985)	2,250,146
Virginia Fund	3,256,944	72,836,611	(72,442,413)	3,651,142
West Virginia Fund	2,773,553	25,498,241	(27,476,171)	795,623

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$3,986	$1,617,861
New York Fund	—	—	9,451	1,797,699
North Carolina Fund	—	—	20,477	6,412,346
Pennsylvania Fund	—	—	5,339	2,841,475
South Carolina Fund	—	—	7,652	7,744,864
Tennessee Fund	—	—	5,126	2,250,146
Virginia Fund	—	—	13,801	3,651,142
West Virginia Fund	—	—	5,993	795,623

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund (the “Funds”) (each a portfolio comprising MFS Municipal Series Trust) as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds constituting MFS Municipal Series Trust as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2010

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of the MFS Municipal Series Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	3,148,608,458.797	48,724,942.416
Lawrence H. Cohn, M.D.	3,139,197,940.941	58,135,460.722
Maureen R. Goldfarb	3,148,250,189.942	49,083,211.271
David H. Gunning	3,148,075,995.013	49,257,406.201
William R. Gutow	3,146,872,731.240	50,460,669.973
Michael Hegarty	3,149,134,569.376	48,198,831.838
John P. Kavanaugh	3,149,053,580.903	48,279,820.310
Robert J. Manning	3,148,783,841.981	48,549,559.232
Robert C. Pozen	3,149,246,365.076	48,087,036.137
J. Dale Sherratt	3,140,538,059.148	56,795,342.065
Laurie J. Thomsen	3,149,279,115.090	48,054,286.123
Robert W. Uek	3,146,034,726.805	51,298,674.408

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2010, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, Chief Investment Officer and Director, President (until December 2009)

Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Medtronic, Inc, (medical devices), Director (since 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009); The Bank of New York, Director (finance), (March 2004 to May 2005); Telesat (satellite communications), Director (until November 2007)

INDEPENDENT TRUSTEES
David H. Gunning (born 5/30/42)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non Executive Chairman; Southwest Gas Corp. (natural gas distribution), Director (until May 2004); Portman Limited (mining), Director (until 2008)

Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	June 1989	Brigham and Women’s Hospital, Senior Cardiac Surgeon (since 2005); Harvard Medical School, Professor of Cardiac Surgery; Partners HealthCare, Physician Director of Medical Device Technology (since 2006); Brigham and Women’s Hospital, Chief of Cardiac Surgery (until 2005)

Maureen R. Goldfarb (born 4/6/55)	Trustee	January 2009	Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer (until 2004)

William R. Gutow (born 9/27/41)	Trustee	December 1993	Private investor and real estate consultant ; Capital Entertainment Management Company (video franchise), Vice Chairman; Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2009)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Private investor; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until 2001)

John P. Kavanaugh (born 11/4/54)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Executive Partner (since 2006); Private investor; The Travelers Companies (commercial property liability insurance), Director; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004)

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); TT International Funds (mutual fund complex), Trustee (until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (until 2005)

OFFICERS
Maria F. Dwyer (k) (born 12/01/58)	President	March 2004	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)

Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran (k) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)

Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)

Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006-July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006-October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)

Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)

Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)

Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)

Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)

James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. Dwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Each Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Kavanaugh, Sherratt, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2010, the Trustees served as board members of 99 funds within the MFS Family of Funds.

Trustees and Officers – continued

The Statement of Additional Information for the Fund and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.

500 Boylston Street, Boston, MA 02116-3741

Portfolio Manager

Michael Dawson

Custodian JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081 Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about a fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2010 income tax forms in January 2011. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

Capital Gains
Mississippi Fund	$41,000
New York Fund	355,000
North Carolina Fund	325,000
South Carolina Fund	170,000
Tennessee Fund	218,000
West Virginia Fund	58,000

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If a fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

Exempt Interest Dividends
Mississippi Fund	100.00%
New York Fund	100.00%
North Carolina Fund	100.00%
Pennsylvania Fund	100.00%
South Carolina Fund	100.00%
Tennessee Fund	100.00%
Virginia Fund	100.00%
West Virginia Fund	100.00%

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and

literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Municipal Income Fund

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/10

LMB-ANN

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 17, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	25.7%
Universities – Colleges	11.7%
State & Local Agencies	8.2%
General Obligations – Schools	6.7%
Utilities – Municipal Owned	6.7%

Credit quality (a)(i)
AAA	14.0%
AA	25.0%
A	24.3%
BBB	29.9%
BB	2.8%
B	1.1%
CCC	0.5%
C (o)	0.0%
D (o)	0.0%
Other	2.4%

Portfolio facts (i)
Average Duration (d)	9.1
Average Effective Maturity (m)	17.9 yrs.

(a)	Included in the rating categories are: debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings are shown in the S&P scale and are subject to change. Assets not included in the rated securities categories are included in the “Other” category and include treasury bond futures, unrated securities, cash and cash equivalents.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended March 31, 2010, Class A shares of the MFS Municipal Income Fund (the “fund”) provided a total return of 14.01%, at net asset value. This compares with a return of 9.69% for the fund’s benchmark, the Barclays Capital Municipal Bond Index.

Market Environment

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during the reporting period. Just prior to the beginning of the period, the fallout from a series of tumultuous financial events pushed global equity and credit markets to their lowest points during the crisis. Not only did Europe and Japan fall into very deep recessions, but an increasingly powerful engine of global growth – emerging markets – also contracted almost across the board. The subsequent recovery in global activity has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the early part of the reporting period, with the policy rate having been cut almost to 0%, the Fed continued to use its new lending facilities to alleviate ever-tightening credit markets. On the fiscal front, the U.S. Treasury designed and began implementing a massive fiscal stimulus package. As inflationary concerns diminished in the face of global deleveraging and equity and credit markets deteriorated more sharply, central banks around the world also cut interest rates dramatically. Early in the period, as several central banks had already approached their lower bound on policy rates, some central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity.

However, by the middle of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

The municipal bond market ended this twelve month period substantially stronger than where it began with high-grade and high-yield bond index prices sharply higher over the previous year. With low money market yields, mutual

3

Management Review – continued

fund inflows were strong and consistent. Additionally, the Build America Bond program gained significant traction and effectively reduced new issue supply of municipals.

At the end of March, 2009, yields on AAA-rated municipals were 137% of comparable maturity U.S. Treasury yields. While well off from its highs of over 200%, this ratio rallied further throughout the trailing twelve months settling at 89% on March 31, 2010. Additionally, spreads between high-grade municipals and high-yield municipals continued to tighten throughout the year. The highest returns were generally in the lower-rated securities as investors looked broadly to add risk with little opportunity to execute that strategy in the primary market due to limited high yield supply.

Factors Affecting Performance

Allocation of credit quality played a major role in the fund’s positive performance relative to the Barclays Capital Municipal Bond Index. The fund’s overweighted position in “BBB” rated (r) securities provided a boost to excess returns as this credit sector performed exceptionally well compared with the performance of the benchmark. Our greater exposure to the strong-performing health care and industrial sectors also aided relative results.

Bond selection, particularly in bonds rated “B” or lower as well as bonds within the health care, industrial, utilities, and education sectors, was another key factor contributing to the fund’s strong relative performance. High-yield municipal bonds delivered strong performance over the reporting period as new issuance for these bonds remained low and large inflows of funds into the high-yield municipal space pushed demand higher.

On the negative side, the fund’s shorter duration positioning in bonds with maturities between 8 to 11 years held back relative performance as these bonds typically outperformed the overall index over the reporting period.

On the negative side, the fund’s underweighted position in bonds with durations between 8 to 11 years held back relative performance as these bonds typically outperformed the overall index over the reporting period.

Respectfully,

Geoffrey Schechter

Portfolio Manager

(r)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 3/31/10

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

5

Performance Summary – continued

Total Returns through 3/31/10

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	9/07/93	14.01%	4.36%	5.19%	N/A
B	12/29/86	13.15%	3.61%	4.42%	N/A
C	1/03/94	13.13%	3.59%	4.41%	N/A
A1	6/25/07	14.28%	N/A	N/A	5.18%
B1	6/25/07	13.56%	N/A	N/A	4.38%
Comparative benchmarks
Barclays Capital Municipal Bond Index (f)		9.69%	4.58%	5.58%	N/A
Average annual with sales charge
A With Initial Sales Charge (4.75%)		8.59%	3.35%	4.68%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		9.15%	3.27%	4.42%	N/A
C With CDSC (1% for 12 months) (x)		12.13%	3.59%	4.41%	N/A
A1 With Initial Sales Charge (4.75%)		8.85%	N/A	N/A	3.35%
B1 With CDSC (Declining over six years from 4% to 0%) (x)		9.56%	N/A	N/A	3.38%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

Barclays Capital Municipal Bond Index – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the

6

Performance Summary – continued

life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2009 through March 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.77%	$1,000.00	$1,008.38	$3.86
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
B	Actual	1.52%	$1,000.00	$1,005.83	$7.60
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
C	Actual	1.52%	$1,000.00	$1,004.66	$7.60
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
A1	Actual	0.52%	$1,000.00	$1,009.64	$2.61
	Hypothetical (h)	0.52%	$1,000.00	$1,022.34	$2.62
B1	Actual	1.29%	$1,000.00	$1,007.03	$6.45
	Hypothetical (h)	1.29%	$1,000.00	$1,018.50	$6.49

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

3/31/10

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.1%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.7%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$151,060
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	68,275
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	703,620
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,260,762
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	795,000	803,936
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	1,535,000	1,558,455
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,840,000	2,207,963
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,506,399
Oklahoma City, OK, Airport Trust, “B”, AGM, 5.75%, 2017	1,080,000	1,085,713

		$10,346,183
General Obligations - General Purpose - 4.6%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$3,875,159
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,259
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,568,007
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	3,273,088
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,048,750
Detroit, MI, 5.25%, 2035	5,000,000	4,930,550
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,277,316
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,077,520
State of California, 6.5%, 2033	4,000,000	4,381,520
State of California, 5%, 2034	3,185,000	2,976,637
State of California, 6%, 2039	3,000,000	3,165,120
State of California, 5.5%, 2040	1,875,000	1,869,431
State of Illinois, NATL, 5.5%, 2025	500,000	500,000
State of Washington, 6%, 2012	4,360,000	4,828,002
State of Washington, “A”, NATL, 5%, 2033	5,000,000	5,226,150
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,204,776
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,118,693

		$73,325,978

10

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Improvement - 2.1%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,019,910
District of Columbia, NATL, 6.5%, 2010	3,095,000	3,123,257
District of Columbia, ETM, NATL, 6.5%, 2010 (c)	2,905,000	2,932,656
Guam Government, “A”, 6.75%, 2029	1,610,000	1,715,230
Guam Government, “A”, 7%, 2039	1,670,000	1,790,474
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, SYNCORA, 7%, 2021	10,185,000	12,175,251
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, SYNCORA, 6.1%, 2013	10,200,000	11,084,238

		$33,841,016
General Obligations - Schools - 6.6%
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2031	$2,010,000	$628,246
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2032	2,035,000	594,505
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2033	4,070,000	1,117,581
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	22,450,938
Clark County, NV, School District, “A”, NATL, 7%, 2010	4,000,000	4,039,440
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2030	4,495,000	1,312,765
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2031	4,015,000	1,085,576
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2032	2,825,000	709,103
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2033	2,785,000	652,637
Ferris, TX, Independent School District, PSF, 5.5%, 2034	3,000,000	3,091,290
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,380,000	1,537,955
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	332,204
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,342,367
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,010,890
Grand Blanc, MI, Community Schools (School Building & Site), AGM, 5%, 2028	1,000,000	1,038,710
Hartnell, CA, Community College District, Capital Appreciation (Election of 2002), “D”, 0%, 2039	9,645,000	1,223,179
Kane, Cook & DuPage Counties, IL, AGM, 6.375%, 2011 (c)	1,245,000	1,299,705
Kane, Cook & DuPage Counties, IL, AGM, 6.5%, 2011 (c)	1,345,000	1,405,337
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	745,843
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,346,581
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,005,435

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	$2,000,000	$840,360
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,162,731
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,011,070
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2018	7,385,000	4,400,131
Long Beach, CA, Community College District, Election of 2008, Capital Appreciation, “A”, AGM, 0%, 2028	5,025,000	1,727,294
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	834,067
Menlo Park, CA, City School District, Capital Appreciation (Election of 2006), 0%, 2044	10,000,000	3,535,200
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	1,325,000	379,414
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,298,620
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	705,010
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,240,115
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,278,608
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,554,765
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,738,316
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	135,000	132,158
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,336,460
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,336,460
San Mateo County, CA (Community College District, 2005 Election), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	2,033,676
San Rafael, CA, Elementary School District, Election of 1999, NATL, 5%, 2028	2,500,000	2,545,825
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,495,600
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,997,907
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,084,820
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	782,514
West Contra Costa, CA, Unified School District, Election of 2005, Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,001,556
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	420,188
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,189,927

		$106,033,079

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - 25.3%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$697,879
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	202,824
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,050,702
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	375,781
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,011,160
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,754,795
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	8,525,000	7,325,533
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,355,600
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,680,878
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,405,000	1,241,107
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	3,195,026
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,390,000	1,304,932
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,567,875
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	181,256
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	87,275
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	360,000	275,540
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,928,640
Connecticut State Health & Educational Facilities Authority Rev. (Ascension Health), “A”, 5%, 2040 (u)	10,000,000	10,213,800
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,445,000	3,515,588
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	911,727
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	542,250
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,135,000	3,149,484
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 2029	3,500,000	3,388,630

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$1,895,000	$1,836,369
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,072,750
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	2,443,135
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,419,814
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,513,579
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “A”, 6.375%, 2011 (c)	2,000,000	2,153,780
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,012,357
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,310,719
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,403,415
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 11.155%, 2027 (p)	4,950,000	5,421,141
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	2,126,671
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,772,213
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	750,000	718,058
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,013,309
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,052,312
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,327,329
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,726,493
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,203,664
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	6,988,251
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,554,765
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,547,971
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,500,000	2,288,175

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	$1,800,000	$1,865,844
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2010 (c)	7,500,000	7,623,975
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,014,760
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,555,725
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,932,204
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,267,600
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,301,059
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	200,492
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	411,821
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,551,042
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	121,985
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,638,099
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	402,568
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	250,455
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,462,991
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	4,210,000	4,039,285
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,206,568
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	3,980,000	4,110,066
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,180,000	3,102,090
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,447,599

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	$195,000	$202,786
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,725,555
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	56,077
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,477,575
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	826,995
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	627,488
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,406,284
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,055,170
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	678,306
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	399,266
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,945,000	1,807,197
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,854,239
Lauderdale County & Florence, AL (Coffee Health Group), “A”, NATL, 5.25%, 2019	950,000	867,778
Lebanon County, PA, Health Facilities Authority Rev. (The Good Samaritan Hospital of Lebanon), 5.9%, 2028	1,700,000	1,561,501
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,620,000	3,351,649
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,240,000	2,329,242
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,545,000	5,308,118
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	267,170
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	275,854

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	$1,000,000	$1,149,100
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,037,650
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	513,885
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	956,548
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,482,788
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,718,999
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,441,300
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,840,566
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,050,340
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	609,705
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,497,827
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,000,000	3,018,840
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,956,278
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	1,005,836
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	298,647
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	754,545
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,240,000	1,217,544
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	6,917,808
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,448,472
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	860,663
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	536,346
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,712,736
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	125,000	128,120

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$4,385,000	$4,445,075
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	825,000	824,472
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	488,690
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	205,000	214,988
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,036,240
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	512,730
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	486,160
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	475,485
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,695,000	502,694
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	1,629,602
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	3,038,490
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,825,840
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,632,781
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,516,379
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	595,000	604,443
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,350,000	2,565,464
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,754,400
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	726,058
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	787,814
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	575,000	520,933
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,380,340
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	261,181

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	$2,230,000	$2,501,592
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,659,324
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	3,265,000	3,359,750
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,455,000	1,481,263
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,665,000	2,665,293
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,710,000	2,404,258
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,567,981
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,900,007
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,685,040
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	695,537
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,041,419
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,753,870
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,105,643
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,252,849
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,410,582
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	334,533
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	557,555
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	837,358
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	997,340
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	4,749,522
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	478,358
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,616,063

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	$1,000,000	$1,035,950
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	506,355
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	350,000	338,429
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,041,339
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,520,000	1,545,034
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	566,065
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	7,465,000	7,422,375
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	4,385,000	4,141,062
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,544,235
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,011,920
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	2,935,018
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	845,568
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	1,294,200
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,000,000	3,028,410
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,360,000	1,367,072
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	721,990
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	412,352
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,574,850
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,290,065
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	507,610
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,278,672
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	839,288

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	$1,450,000	$1,541,930
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	3,956,381
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,732,636
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,031,569
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	475,495
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	193,021
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,256,375
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	1,001,990
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5.625%, 2032	1,210,000	1,209,165
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	1,990,000	1,844,849
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,254,114
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,580,263
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	860,818
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	657,716
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,843,968
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	3,945,000	4,139,844
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,803,992
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	968,211
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,513,605
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,295,230
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,107,600

21

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	$4,155,000	$3,814,996
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,236,634
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	290,000	293,912

		$404,751,142
Healthcare Revenue - Long Term Care - 1.9%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas), 6%, 2037	$720,000	$718,992
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	1,635,000	1,315,668
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	998,939
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,026,501
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	305,000	323,782
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	199,464
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	890,000	892,332
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	818,546
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,021,339
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	314,129
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	122,161
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	345,000	354,329
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	2,030,000	2,076,081
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	412,035
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,203,521
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	765,000	633,527
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	440,000	492,976

22

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	$1,205,000	$975,014
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	780,000	773,518
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	369,207
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	389,869
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,001,110
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton Museum Way), 8.25%, 2044	4,500,000	4,408,785
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	734,949
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	1,110,000	1,110,322
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	442,995
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,454,079

		$30,584,170
Human Services - 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$120,000	$120,136
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	95,000	92,882
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	995,070

		$1,208,088
Industrial Revenue - Airlines - 0.9%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,362,340
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	994,153
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	740,000	507,536
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	544,543
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	498,328

23

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	$235,000	$234,859
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,435,000	1,424,855
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,500,000	1,382,880
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	1,670,000	1,688,938
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	2,865,000	2,900,526
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	3,000,000	3,032,400

		$14,571,358
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,734,000
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	2,295,000	2,153,697
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,649,504
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	4,870,000	5,437,063
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	978,130

		$14,952,394
Industrial Revenue - Environmental Services - 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$972,772
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,750,000	1,772,278
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,673,758
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,507,525
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	537,015
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,082,794
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,020,083

24

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	$300,000	$297,906
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,250,000	1,253,488

		$13,117,619
Industrial Revenue - Metals - 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other - 2.0%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	$133,863	$26,103
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	445,395
Gulf Coast, TX, Industrial Development Authority, Facilities Rev. (Microgy Holdings), 7%, 2036 (d)	123,154	24,015
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	498,670
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	365,000	326,584
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	4,402,859
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,690,582
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,575
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	400,000	408,000
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	477,130
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	563,118
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	963,899
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	672,191
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	3,955,000	3,657,861
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	6,125,000	6,151,828

		$31,611,810

25

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 0.6%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,614,078
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,652,984
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,125,000	1,136,768
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	280,000	302,400
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,440,090
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,831,991
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,271,063
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	5,665

		$10,255,039
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,047,724
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	1,310,000	1,346,012
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,010,000	1,042,320
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	233,199	700
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	585,000	644,559
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	480,080
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	1,750,000	1,924,703
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	2,780,660
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	571,215

		$10,837,973
Miscellaneous Revenue - Other - 1.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$313,794
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	418,684

26

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$821,137
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,300,173
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,046,091
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,026,178
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	429,151
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	4,180,000	4,298,001
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	1,871,269
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,540,668
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	135,000	116,717

		$17,181,863
Multi-Family Housing Revenue - 0.4%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$545,000	$514,311
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5.1%, 2046	1,270,000	1,188,491
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	213,204
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,366,805
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,165,272
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,500,220
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	292,736

		$6,241,039
Sales & Excise Tax Revenue - 2.2%
Illinois Sales Tax Rev., “P”, 6.5%, 2022	$5,000,000	$5,797,450
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	2,795,000	3,203,489
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	2,820,857
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	3,950,000	4,006,130

27

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	$4,580,000	$5,245,474
Metropolitan Pier & Expo, IL, McCormick Place Expansion, NATL, 5.25%, 2042	3,340,000	3,409,505
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	6,745,000	7,075,235
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,395,041
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,324,827
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	786,871

		$35,064,879
Single Family Housing - Local - 1.9%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,786,426
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	96,000	102,963
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,635,000	1,668,338
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	25,000	26,331
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,135,000	2,203,598
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	320,000	330,221
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	70,000	73,856
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,475,000	1,527,112
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	2,850,000	2,937,410
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	155,000	42,951
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	70,494
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	110,000	115,949
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	430,000	453,405
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	35,000	37,111
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	50,000	52,225
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	390,000	391,431
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	184,758

28

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	$2,660,000	$2,737,034
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	1,820,000	1,832,431
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,410,000	1,455,501
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	395,000	405,302
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	535,000	542,677
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	255,000	269,344
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,885,000	1,956,950
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	3,130,000	3,222,429
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	190,000	192,761
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	580,000	594,889
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,040,000	1,082,827
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	270,000	285,393
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	725,000	753,166
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,605,000	1,647,757
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	370,000	378,506
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	615,000	635,953

		$30,997,499
Single Family Housing - State - 1.3%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$3,505,000	$3,531,007
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, AGM, 0%, 2019	3,075,000	1,786,575
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	2,170,000	697,503
Colorado Housing & Finance Authority Rev., 6.05%, 2016	85,000	88,202

29

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority Rev., 7.45%, 2016	$95,000	$102,005
Colorado Housing & Finance Authority Rev., 6.875%, 2028	15,000	15,239
Colorado Housing & Finance Authority Rev., 6.8%, 2030	120,000	122,642
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	65,000	65,917
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	19,000	19,138
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	65,000	67,961
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	455,000	478,760
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	400,000	428,972
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	100,000	104,223
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	45,000	46,423
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	70,000	75,000
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	125,000	129,061
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,375,000	1,456,208
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,035,000	1,055,472
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	725,000	745,351
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	365,000	372,267
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,305,000	1,321,052
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	60,000	61,976
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	95,000	95,425
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	225,000	232,112
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	210,000	218,824
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	410,000	437,679
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	165,000	166,733
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	115,000	118,572
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	300,000	315,201
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	850,000	890,809
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	1,300,000	1,328,834
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	390,000	399,446
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,595,000	1,671,576

30

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	$495,000	$499,381
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	1,505,000	1,550,842
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	500,000	504,365
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	265,000	263,203

		$21,463,956
Solid Waste Revenue - 0.4%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,751,243
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	735,000	709,363
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	1,555,000	1,571,001
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	931,370
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	590,537

		$5,553,514
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$577,356
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,094,700
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,126,670

		$2,798,726
State & Local Agencies - 8.1%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,646,064
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,742,851
Allen County, IN (Jail Building Corp.), First Mortgage, 5.75%, 2011 (c)	2,750,000	2,922,315
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	2,949,971
Colorado State Board of Governors, University Enterprise System Rev., “A”, 5%, 2034	1,000,000	1,040,770
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,900,000	2,091,406
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	6,260,000	6,890,632

31

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 1.199%, 2018	$250,000	$250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.919%, 2037	7,000,000	4,965,730
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.859%, 2018 (p)	900,000	1,081,332
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,019,140
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,405,070
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 0% to 2010, 4.55% to 2022	3,415,000	3,152,489
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	876,724
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2029	10,000,000	9,200,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	888,110
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	6,214,157
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,260,000	5,371,143
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,618,450
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	1,930,000	2,031,904
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,720,042
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	833,018
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	4,059,531
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,315,100
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,336,408
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, NATL, 5.5%, 2035	7,000,000	6,821,640
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)(f)	23,610,000	27,128,362
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,067,991
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,013,300
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,594,095
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,209,220

		$129,456,965

32

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 0.3%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$633,328
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,490,000	3,692,629
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	234,628

		$4,560,585
Tax Assessment - 1.1%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,273,923
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	915,000	856,001
Fishhawk Community Development District, FL, 7.04%, 2014	80,000	75,562
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Centeral Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,238,638
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	1,791,188
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	15,000	14,766
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	895,000	715,794
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,795,000	1,110,800
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	815,000	506,042
Katy, TX, Development Authority Rev., “B”, 6%, 2018	475,000	429,381
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (d)	105,000	63,003
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	45,000	35,515
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,250,000	823,250
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	480,847
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,128,591
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,130,480
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,080,460
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	120,000	114,876
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	685,000	494,344
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	556,505
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	101,110

33

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$120,000	$98,461

		$17,119,537
Tobacco - 3.1%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,040,000	$2,195,101
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,530,000	2,325,171
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	3,315,000	2,792,457
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,000,000	2,177,010
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,990,000	4,670,703
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0% to 2012, 6.25% to 2037	8,900,000	6,059,565
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,050,000	1,055,124
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,355,000	2,603,123
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	370,443
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,580,000	146,513
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,587,857
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,650,000	1,653,152
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,400,224
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	4,195,000	3,262,284
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,255,000	2,424,508
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,755,000	2,417,882
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	4,405,000	441,733
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	3,600,000	229,140
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,137,020
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	3,460,000	2,322,663
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	195,000	199,877
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,510,385

		$48,981,935

34

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 1.3%
E-470 Public Highway Authority Rev., CO, Capital Appreciation “B”, NATL, 0%, 2010 (c)	$5,000,000	$3,272,000
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	7,905,000	8,410,762
Northwest Parkway Public Highway Authority Rev., CO, Capital Appreciation, “C”, ETM, AGM, 0% to 2011, 5.35% to 2016 (c)	1,000,000	1,073,320
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	10,965,000	8,038,113

		$20,794,195
Transportation - Special Tax - 2.0%
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	$2,000,000	$2,394,100
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,116,400
Metropolitan, NY, Transportation Authority Rev., “A”, AGM, 5%, 2030	2,750,000	2,824,223
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	4,395,000	4,687,751
New Jersey Transportation Trust Fund Authority Rev., AGM, 5.5%, 2011 (u)	15,000,000	16,024,200
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,162,961

		$32,209,635
Universities - Colleges - 11.5%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,574,150
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,679,730
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	1,195,000	1,199,732
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,692,639
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,097,700
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	2,179,876
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	350,528
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,648,765
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,251,806
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,901,767

35

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$1,785,000	$1,838,978
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	7,003,131
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	209,453
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	220,122
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	928,506
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	2,400,000	2,408,976
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	506,430
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	11,570,000	6,826,069
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,471,978
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,200,721
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,042,189
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	508,738
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,235,000	3,926,184
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,895,009
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,446,811
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	2,790,000	2,438,265
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,440,980
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,243,155
Los Angeles, CA, Community College, “B”, AGM, 5%, 2027	5,000,000	5,108,450
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University Incorporated Project), 6.125%, 2039	3,000,000	2,895,390
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	2,280,000	2,128,380
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	2,995,000	2,617,630
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	513,670

36

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	$645,000	$601,882
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,209,278
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,225,000	7,091,084
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,750,000	3,774,038
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	884,822
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	400,919
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,305,121
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	27,765,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,278,736
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,110,000	2,069,235
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,257,547
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	910,420
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	3,142,963
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,752,893
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	8,000,000	8,450,800
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	200,000	207,322
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	90,000	90,325
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,246,510
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,156,107
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, SYNCORA, 5.5%, 2035	9,140,000	9,284,229
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	475,174

37

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	$930,000	$834,461
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,311,530
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,044,954
University of California, “A”, NATL, 4.5%, 2037	8,545,000	7,999,316
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,060,419
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,778,237
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	652,944
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	435,135
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	515,315
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,232,440
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	515,000	510,710
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,145,000	1,119,787

		$184,245,561
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$823,782
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,664,996
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	983,970
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	1,040,558

		$4,513,306
Universities - Secondary Schools - 1.2%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$4,891,128
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	500,000	555,760
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,795,434

38

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	$4,330,000	$4,965,384
District of Columbia Rev. (Gonzaga College High School), AGM, 5.25%, 2032	3,015,000	2,941,344
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,508,588
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	100,000	45,182
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	2,072,160
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	400,076
Philadelphia, PA, Authority for Industrial Development Rev. (Mast Charter School), 6%, 2035	415,000	413,888

		$19,588,944
Utilities - Investor Owned - 4.1%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$1,000,320
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	1,133,494
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	230,000	231,941
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	2,019,290
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 6.375%, 2022	1,000,000	1,005,880
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	565,000	567,249
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	502,125
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	4,880,000	4,895,421
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	3,938,482
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	3,854,400
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,939,397
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,668,056
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	709,262

39

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	$2,045,000	$2,212,670
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	717,008
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	705,145
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	985,000	1,081,806
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	1,970,000	2,193,891
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,004,600
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,015,360
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	4,978,700
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	1,390,000	1,442,528
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,705,972
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,048,900
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	4,104,939
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,736,287
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	2,060,000	1,988,024
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	1,500,000	1,450,605
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC) “A”, 5.5%, 2022 (b)	500,000	485,275
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	4,025,000	4,223,553
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	905,000	905,389

		$65,465,969
Utilities - Municipal Owned - 6.6%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,631,685
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,821,400
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	169,720

40

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	$2,000,000	$2,226,000
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,293,360
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,433,684
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	427,287
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,636,721
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	26,955,000	28,477,688
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	3,685,000	3,934,143
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	10,828,605
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,610,700
Northern California Transmission Agency, NATL, 7%, 2013	4,000,000	4,272,360
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,986,391
South Carolina Public Service Authority, “B”, AGM, 5.125%, 2037	8,500,000	8,665,495
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,406,554
Wyoming Municipal Power Agency, Power Supply, “A”, 5%, 2036	1,000,000	989,920

		$105,811,713
Utilities - Other - 2.3%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$675,938
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	1,924,012
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	1,000,000	1,021,640
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,735,000	1,819,998
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	845,000	826,207
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,688,948
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,685,000	1,858,690
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	4,954,052
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	7,790,000	6,704,775
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,633,543
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,527,780
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,672,459
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,384,881
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,199,429

41

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	$4,390,000	$4,300,005
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	1,314,090

		$36,506,447
Water & Sewer Utility Revenue - 4.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,024,757
California Department of Water Resources (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	25,805,572
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,711,314
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,332,131
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	3,835,000	4,574,503
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	965,929
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	6,628,642
Massachusetts Water Pollution Abatement, 5.25%, 2028	5,985,000	7,087,497
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	4,802,487
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,193,432
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	574,064
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,053,160
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, BHAC, 5%, 2032	3,405,000	3,495,948
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,175,000	1,198,582

		$72,448,018
Total Municipal Bonds (Identified Cost, $1,553,362,791)		$1,616,440,435

Floating Rate Demand Notes - 0.3%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.23%, due 7/01/17, at Identified Cost	$4,800,000	$4,800,000

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	12,528,917	$12,528,917
Total Investments (Identified Cost, $1,570,691,708)		$1,633,769,352

Other Assets, Less Liabilities - (2.2)%		(35,082,706)
Net Assets - 100.0%		$1,598,686,646

42

Portfolio of Investments – continued

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,759,875 representing 0.2% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,500,220
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

43

Portfolio of Investments – continued

Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	293	$34,024,625	Jun-10	$33,311

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

44

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/10

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,558,162,791)	$1,621,240,435
Underlying funds, at cost and value	12,528,917
Total investments, at value (identified cost, $1,570,691,708)	$1,633,769,352
Cash	169
Receivables for
Investments sold	5,344,085
Fund shares sold	4,655,988
Interest and dividends	24,316,538
Receivable from investment adviser	80,768
Other assets	15,693
Total assets	$1,668,182,593
Liabilities
Payables for
Distributions	$2,194,789
Daily variation margin on open futures contracts	137,344
Investments purchased	6,520,222
Fund shares reacquired	2,830,634
Payable to the holder of the floating rate certificate from trust assets	57,318,932
Payable for interest expense and fees	118,323
Payable to affiliates
Investment adviser	34,498
Shareholder servicing costs	140,945
Distribution and service fees	18,678
Administrative services fee	1,366
Payable for independent Trustees’ compensation	58,422
Accrued expenses and other liabilities	121,794
Total liabilities	$69,495,947
Net assets	$1,598,686,646
Net assets consist of
Paid-in capital	$1,536,892,030
Unrealized appreciation (depreciation) on investments	63,110,955
Accumulated net realized gain (loss) on investments	(3,663,857)
Undistributed net investment income	2,347,518
Net assets	$1,598,686,646
Shares of beneficial interest outstanding	191,944,345

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$632,523,116	75,989,169	$8.32
Class B	23,060,386	2,766,176	8.34
Class C	143,503,667	17,178,864	8.35
Class A1	787,041,195	94,503,496	8.33
Class B1	12,558,282	1,506,640	8.34

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.73 [100 / 95.25 x $8.32] and $8.75 [100 / 95.25 x $8.33], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

See Notes to Financial Statements

45

Financial Statements

STATEMENT OF OPERATIONS

Year ended 3/31/10

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$85,614,445
Dividends from underlying funds	28,851
Total investment income	$85,643,296
Expenses
Management fee	$5,872,900
Distribution and service fees	2,840,654
Shareholder servicing costs	1,078,999
Administrative services fee	251,431
Independent Trustees’ compensation	49,462
Custodian fee	187,908
Shareholder communications	91,308
Auditing fees	49,677
Legal fees	48,484
Interest expense and fees	440,309
Miscellaneous	350,981
Total expenses	$11,262,113
Fees paid indirectly	(17,666)
Reduction of expenses by investment adviser and distributor	(688,910)
Net expenses	$10,555,537
Net investment income	$75,087,759
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$3,066,703
Futures contracts	1,141,035
Net realized gain (loss) on investments	$4,207,738
Change in unrealized appreciation (depreciation)
Investments	$107,720,331
Futures contracts	575,530
Net unrealized gain (loss) on investments	$108,295,861
Net realized and unrealized gain (loss) on investments	$112,503,599
Change in net assets from operations	$187,591,358

See Notes to Financial Statements

46

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 3/31
	2010	2009
Change in net assets
From operations
Net investment income	$75,087,759	$61,635,539
Net realized gain (loss) on investments	4,207,738	(9,642,201)
Net unrealized gain (loss) on investments	108,295,861	(69,225,342)
Change in net assets from operations	$187,591,358	$(17,232,004)
Distributions declared to shareholders
From net investment income	$(72,170,482)	$(62,273,039)
From net realized gain on investments	—	(5,306,986)
Total distributions declared to shareholders	$(72,170,482)	$(67,580,025)
Change in net assets from fund share transactions	$199,905,239	$132,468,632
Total change in net assets	$315,326,115	$47,656,603
Net assets
At beginning of period	1,283,360,531	1,235,703,928
At end of period (including undistributed net investment income of $2,347,518 and $1,282,065, respectively)	$1,598,686,646	$1,283,360,531

See Notes to Financial Statements

47

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 3/31
	2010	2009	2008	2007		2006
Net asset value, beginning of period	$7.66	$8.21	$8.55	$8.53		$8.58
Income (loss) from investment operations
Net investment income (d)	$0.41	$0.38	$0.42	$ 0.42	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.65	(0.51)	(0.35)	0.00	(w)(z)	(0.06)
Total from investment operations	$1.06	$(0.13)	$0.07	$0.42		$0.35
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.39)	$(0.40)	$(0.40)		$(0.40)
From net realized gain on investments	—	(0.03)	(0.01)	—		—
Total distributions declared to shareholders	$(0.40)	$(0.42)	$(0.41)	$(0.40)		$(0.40)
Net asset value, end of period	$8.32	$7.66	$8.21	$8.55		$8.53
Total return (%) (r)(s)(t)	14.01	(1.53)	0.81	5.00		4.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	0.92	1.05	1.19		1.17
Expenses after expense reductions (f)	0.78	0.74	0.80	0.94		0.92
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.75	0.67	0.70	0.79		0.81
Net investment income	5.04	4.88	4.99	4.91	(z)	4.71
Portfolio turnover	15	25	32	10		9
Net assets at end of period (000 omitted)	$632,523	$420,234	$279,614	$248,226		$240,212

See Notes to Financial Statements

48

Financial Highlights – continued

Class B	Years ended 3/31
	2010	2009	2008	2007		2006
Net asset value, beginning of period	$7.68	$8.22	$8.57	$8.54		$8.59
Income (loss) from investment operations
Net investment income (d)	$0.35	$0.33	$0.36	$0.36	(z)	$0.34
Net realized and unrealized gain (loss) on investments	0.65	(0.51)	(0.36)	0.00	(w)(z)	(0.05)
Total from investment operations	$1.00	$(0.18)	$0.00 (w)	$0.36		$0.29
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.33)	$(0.34)	$(0.33)		$(0.34)
From net realized gain on investments	—	(0.03)	(0.01)	—		—
Total distributions declared to shareholders	$(0.34)	$(0.36)	$(0.35)	$(0.33)		$(0.34)
Net asset value, end of period	$8.34	$7.68	$8.22	$8.57		$8.54
Total return (%) (r)(s)(t)	13.15	(2.13)	(0.06)	4.34		3.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	1.68	1.80	1.95		1.92
Expenses after expense reductions (f)	1.53	1.49	1.55	1.70		1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	1.42	1.45	1.55		1.56
Net investment income	4.30	4.12	4.24	4.16	(z)	3.96
Portfolio turnover	15	25	32	10		9
Net assets at end of period (000 omitted)	$23,060	$20,978	$22,372	$26,919		$36,752

See Notes to Financial Statements

49

Financial Highlights – continued

Class C	Years ended 3/31
	2010	2009	2008	2007		2006
Net asset value, beginning of period	$7.69	$8.24	$8.59	$8.56		$8.61
Income (loss) from investment operations
Net investment income (d)	$0.35	$0.32	$0.35	$0.36	(z)	$0.35
Net realized and unrealized gain (loss) on investments	0.65	(0.51)	(0.35)	0.01	(z)	(0.06)
Total from investment operations	$1.00	$(0.19)	$0.00 (w)	$0.37		$0.29
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.33)	$(0.34)	$(0.34)		$(0.34)
From net realized gain on investments	—	(0.03)	(0.01)	—		—
Total distributions declared to shareholders	$(0.34)	$(0.36)	$(0.35)	$(0.34)		$(0.34)
Net asset value, end of period	$8.35	$7.69	$8.24	$8.59		$8.56
Total return (%) (r)(s)(t)	13.13	(2.25)	(0.05)	4.34		3.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	1.67	1.80	1.94		1.92
Expenses after expense reductions (f)	1.53	1.48	1.55	1.69		1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	1.41	1.45	1.54		1.56
Net investment income	4.26	4.10	4.23	4.16	(z)	4.09
Portfolio turnover	15	25	32	10		9
Net assets at end of period (000 omitted)	$143,504	$77,937	$42,759	$35,070		$34,618

See Notes to Financial Statements

50

Financial Highlights – continued

Class A1	Years ended 3/31
	2010	2009	2008 (i)
Net asset value, beginning of period	$7.67	$8.21	$8.39
Income (loss) from investment operations
Net investment income (d)	$0.43	$0.40	$0.34
Net realized and unrealized gain (loss) on investments	0.65	(0.50)	(0.18	)(g)
Total from investment operations	$1.08	$(0.10)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.41)	$(0.33)
From net realized gain on investments	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.42)	$(0.44)	$(0.34)
Net asset value, end of period	$8.33	$7.67	$8.21
Total return (%) (r)(s)(t)	14.28	(1.15)	1.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	0.68	0.79	(a)
Expenses after expense reductions (f)	0.53	0.49	0.54	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.50	0.42	0.44	(a)
Net investment income	5.32	5.13	5.26	(a)
Portfolio turnover	15	25	32
Net assets at end of period (000 omitted)	$787,041	$746,020	$864,341

See Notes to Financial Statements

51

Financial Highlights – continued

Class B1	Years ended 3/31
	2010	2009	2008 (i)
Net asset value, beginning of period	$7.67	$8.22	$8.40
Income (loss) from investment operations
Net investment income (d)	$0.37	$0.35	$0.29
Net realized and unrealized gain (loss) on investments	0.66	(0.52)	(0.18	)(g)
Total from investment operations	$1.03	$(0.17)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.35)	$(0.28)
From net realized gain on investments	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.36)	$(0.38)	$(0.29)
Net asset value, end of period	$8.34	$7.67	$8.22
Total return (%) (r)(s)(t)	13.56	(2.02)	1.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	1.44	1.55	(a)
Expenses after expense reductions (f)	1.29	1.24	1.30	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.26	1.17	1.21	(a)
Net investment income	4.57	4.36	4.50	(a)
Portfolio turnover	15	25	32
Net assets at end of period (000 omitted)	$12,558	$18,190	$26,618

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1) through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended March 31, 2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for Class A, Class B, and Class C. The change in estimate had no impact on net assets, net asset value per share or total return of the class.

See Notes to Financial Statements

52

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as

53

Notes to Financial Statements – continued

provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair

54

Notes to Financial Statements – continued

value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,616,440,435	$—	$1,616,440,435
Short Term Securities	—	4,800,000	—	4,800,000
Mutual Funds	12,528,917	—	—	12,528,917
Total Investments	$12,528,917	$1,621,240,435	$—	$1,633,769,352

Other Financial Instruments
Futures	$33,311	$—	$—	$33,311

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even

55

Notes to Financial Statements – continued

though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Interest Rate Contracts	Interest Rate Futures	$33,311

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended March 31, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$1,141,035

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for year ended March 31, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$575,530

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction

56

Notes to Financial Statements – continued

to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

57

Notes to Financial Statements – continued

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. At March 31, 2010, the fund’s payable to the holder of the floating rate certificate from trust assets was $57,318,932 and the interest rate on these floating rate certificates issued by the trust was 0.36%. For the year ended March 31, 2010, the average payable to the holder of the floating rate certificate from trust assets was $48,031,108 at a weighted average interest rate of 0.92%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the year ended March 31, 2010, interest expense and fees in connection with self-deposited inverse floaters was $440,309. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

58

Notes to Financial Statements – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended March 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax return for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax

59

Notes to Financial Statements – continued

regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	3/31/10	3/31/09
Ordinary income (including any short-term capital gains)	$—	$321,955
Tax-exempt income	72,170,482	61,951,084
Long-term capital gain	—	5,306,986
	$72,170,482	$67,580,025

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/10
Cost of investments	$1,508,109,449
Gross appreciation	96,049,687
Gross depreciation	(27,708,716)
Net unrealized appreciation (depreciation)	$68,340,971

Undistributed tax-exempt income	8,755,266
Capital loss carryforwards	(8,893,873)
Other temporary differences	(6,407,748)

As of March 31, 2010 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

3/31/18	$(8,893,873)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets

60

Notes to Financial Statements – continued

of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 3/31/10	Year ended 3/31/09	Year ended 3/31/10	Year ended 3/31/09
Class A	$26,152,548	$16,567,350	$—	$1,527,122
Class B	915,992	884,245	—	88,206
Class C	4,609,601	2,444,944	—	261,836
Class A1	39,801,299	41,392,013	—	3,340,130
Class B1	691,042	984,487	—	89,692
Total	$72,170,482	$62,273,039	$—	$5,306,986

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.37% of the fund’s average daily net assets in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. For the year ended March 31, 2010, this waiver amounted to $50,613 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended March 31, 2010 was equivalent to an annual effective rate of 0.396% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2010. For the year ended March 31, 2010, the reduction under this agreement amounted to $606,150 and is reflected as a reduction of total expenses in the Statement of Operations.

61

Notes to Financial Statements – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $494,901 and $44,877 for the year ended March 31, 2010, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,348,377
Class B	0.75%	0.25%	1.00%	1.00%	222,586
Class C	0.75%	0.25%	1.00%	1.00%	1,125,953
Class B1	0.75%	0.25%	1.00%	0.76%	143,738
Total Distribution and Service Fees					$2,840,654

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2010 based on each class’ average daily net assets. Effective August 1, 2009, the service fee attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee attributable to all other Class B1 shares has been waived by MFD under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $23,659 which is shown as a reduction of total expenses in the Statement of Operations. Prior to August 1, 2009, the service fee attributable to Class B1 shares within the first year of purchase was 0.25%. The service fee attributable to all other Class B1 shares was implemented, but not in effect.

Certain Class A and Class A1 shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A and Class A1 shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of

62

Notes to Financial Statements – continued

purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2010, were as follows:

Amount
Class A	$20,768
Class B	21,869
Class C	30,774
Class A1	252
Class B1	5,738

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended March 31, 2010, the fee was $581,956, which equated to 0.0396% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $497,043.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2010 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $8,022 and is included in independent Trustees’ compensation for the year ended March 31, 2010. The

63

Notes to Financial Statements – continued

liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $58,406 at March 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended March 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $16,096 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $8,488, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $435,574,869 and $226,311,398, respectively.

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Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 3/31/10		Year ended 3/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	33,398,172	$272,064,736	30,477,062	$235,731,134
Class B	1,033,865	8,456,075	1,065,817	8,298,997
Class C	8,806,975	72,045,342	6,261,269	49,133,686
Class A1	1,771,727	14,459,164	1,231,564	9,680,409
Class B1	15,537	126,760	17,477	137,069
	45,026,276	$367,152,077	39,053,189	$302,981,295
Shares issued to shareholders in reinvestment of distributions
Class A	2,155,094	$17,613,886	1,503,637	$11,656,804
Class B	69,993	571,769	75,052	584,808
Class C	327,118	2,685,402	202,270	1,573,379
Class A1	3,105,305	25,335,785	3,692,773	28,797,296
Class B1	55,045	448,490	82,684	645,544
	5,712,555	$46,655,332	5,556,416	$43,257,831
Shares reacquired
Class A	(14,403,534)	$(117,943,429)	(11,196,340)	$(85,679,727)
Class B	(1,070,908)	(8,742,373)	(1,128,487)	(8,849,702)
Class C	(2,086,691)	(17,166,551)	(1,518,837)	(11,683,777)
Class A1	(7,689,005)	(62,437,489)	(12,850,834)	(99,993,853)
Class B1	(934,660)	(7,612,328)	(967,683)	(7,563,435)
	(26,184,798)	$(213,902,170)	(27,662,181)	$(213,770,494)
Net change
Class A	21,149,732	$171,735,193	20,784,359	$161,708,211
Class B	32,950	285,471	12,382	34,103
Class C	7,047,402	57,564,193	4,944,702	39,023,288
Class A1	(2,811,973)	(22,642,540)	(7,926,497)	(61,516,148)
Class B1	(864,078)	(7,037,078)	(867,522)	(6,780,822)
	24,554,033	$199,905,239	16,947,424	$132,468,632

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

65

Notes to Financial Statements – continued

rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended March 31, 2010, the fund’s commitment fee and interest expense were $25,067 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,180	278,166,422	(265,692,685)	12,528,917

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$ 28,851	$12,528,917

66

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Fund (the “Fund”) (one of the portfolios comprising MFS Municipal Series Trust) as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Income Fund as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2010

67

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of the Municipal Series Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	3,148,608,458.797	48,724,942.416
Lawrence H. Cohn, M.D.	3,139,197,940.941	58,135,460.722
Maureen R. Goldfarb	3,148,250,189.942	49,083,211.271
David H. Gunning	3,148,075,995.013	49,257,406.201
William R. Gutow	3,146,872,731.240	50,460,669.973
Michael Hegarty	3,149,134,569.376	48,198,831.838
John P. Kavanaugh	3,149,053,580.903	48,279,820.310
Robert J. Manning	3,148,783,841.981	48,549,559.232
Robert C. Pozen	3,149,246,365.076	48,087,036.137
J. Dale Sherratt	3,140,538,059.148	56,795,342.065
Laurie J. Thomsen	3,149,279,115.090	48,054,286.123
Robert W. Uek	3,146,034,726.805	51,298,674.408

68

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2010, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, Chief Investment Officer and Director, President (until December 2009)
Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Medtronic, Inc, (medical devices), Director (since 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009); The Bank of New York, Director (finance), (March 2004 to May 2005); Telesat (satellite communications), Director (until November 2007)
INDEPENDENT TRUSTEES
David H. Gunning (born 5/30/42)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non Executive Chairman; Southwest Gas Corp. (natural gas distribution), Director (until May 2004); Portman Limited (mining), Director (until 2008)

69

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)
Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	June 1989	Brigham and Women’s Hospital, Senior Cardiac Surgeon (since 2005); Harvard Medical School, Professor of Cardiac Surgery; Partners HealthCare, Physician Director of Medical Device Technology (since 2006); Brigham and Women’s Hospital, Chief of Cardiac Surgery (until 2005)
Maureen R. Goldfarb (born 4/6/55)	Trustee	January 2009	Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer (until 2004)
William R. Gutow (born 9/27/41)	Trustee	December 1993	Private investor and real estate consultant ; Capital Entertainment Management Company (video franchise), Vice Chairman; Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2009)
Michael Hegarty (born 12/21/44)	Trustee	December 2004	Private investor; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until 2001)
John P. Kavanaugh (born 11/4/54)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

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Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
J. Dale Sherratt (born 9/23/38)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner
Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Executive Partner (since 2006); Private investor; The Travelers Companies (commercial property liability insurance), Director; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004)
Robert W. Uek (born 5/18/41)	Trustee	January 2006	Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); TT International Funds (mutual fund complex), Trustee (until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (until 2005)
OFFICERS
Maria F. Dwyer (k) (born 12/01/58)	President	March 2004	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)
Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel
John M. Corcoran (k) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

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Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)
David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)
Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)
Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)
Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)
Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

72

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President
Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)
Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)
Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)
Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)
Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)
James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. Dwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

73

Trustees and Officers – continued

(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Each Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Kavanaugh, Sherratt, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2010, the Trustees served as board members of 99 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Manager
Geoffrey Schechter

74

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

75

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2010 income tax forms in January 2011. The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 100.00% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

76

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

77

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended March 31, 2010 and 2009, audit fees billed to the Funds by Deloitte were as follows:

	Audit Fees
	2010	2009
Fees billed by Deloitte:
MFS Alabama Municipal Bond Fund	38,179	37,446
MFS Arkansas Municipal Bond Fund	38,179	37,446
MFS California Municipal Bond Fund	38,179	37,446
MFS Florida Municipal Bond Fund	38,179	37,446
MFS Georgia Municipal Bond Fund	38,179	37,446
MFS Maryland Municipal Bond Fund	38,179	37,446
MFS Massachusetts Municipal Bond Fund	38,179	37,446
MFS Mississippi Municipal Bond Fund	38,179	37,446
MFS Municipal Income Fund	43,294	42,461
MFS New York Municipal Bond Fund	38,179	37,446
MFS North Carolina Municipal Bond Fund	38,179	37,446
MFS Pennsylvania Municipal Bond Fund	38,179	37,446
MFS South Carolina Municipal Bond Fund	38,179	37,446
MFS Tennessee Municipal Bond Fund	38,179	37,446
MFS Virginia Municipal Bond Fund	38,179	37,446
MFS West Virginia Municipal Bond Fund	38,179	37,446
Total	615,979	604,151

For the fiscal years ended March 31, 2010 and 2009, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2010	2009	2010	2009	2010	2009
Fees billed by Deloitte:
To MFS Alabama Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Arkansas Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS California Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Florida Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Georgia Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Maryland Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Massachusetts Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022

To MFS Mississippi Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Municipal Income Fund	0	0	5,296	5,192	1,609	1,022
To MFS New York Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS North Carolina Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Pennsylvania Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS South Carolina Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Tennessee Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS Virginia Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
To MFS West Virginia Municipal Bond Fund	0	0	5,240	5,137	1,609	1,022
Total fees billed by Deloitte To above Funds:	0	0	83,896	82,247	25,744	16,352
To MFS and MFS Related Entities of MFS Alabama Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Arkansas Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS California Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Florida Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Georgia Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Maryland Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Massachusetts Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Mississippi Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Municipal Income Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS New York Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140

To MFS and MFS Related Entities of MFS North Carolina Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Pennsylvania Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS South Carolina Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Tennessee Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS Virginia Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140
To MFS and MFS Related Entities of MFS West Virginia Municipal Bond Fund*	1,130,827	1,157,363	0	0	59,174	223,140

Aggregate fees for non-audit services:

	2010	2009
To MFS Alabama Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Arkansas Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS California Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Florida Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Georgia Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Maryland Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486

To MFS Massachusetts Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Mississippi Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Municipal Income Fund, MFS and MFS Related Entities#	1,373,031	1,436,541
To MFS New York Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS North Carolina Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Pennsylvania Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS South Carolina Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Tennessee Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS Virginia Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486
To MFS West Virginia Municipal Bond Fund, MFS and MFS Related Entities#	1,372,975	1,436,486

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings, and review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.